UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2018

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

April 30, 2018

MFS® Lifetime® Funds

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

LTF-ANN

MFS® Lifetime® Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	4.9%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	17.6%
MFS Limited Maturity Fund	15.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.5%
MFS Blended Research International Equity Fund	3.2%
MFS Growth Fund	2.5%
MFS Research Fund	2.5%
MFS Blended Research Core Equity Fund	2.5%
MFS Blended Research Growth Equity Fund	2.5%
MFS Emerging Markets Debt Fund	2.5%
MFS Blended Research Value Equity Fund	2.5%
MFS Value Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Research International Fund	1.8%
MFS Mid Cap Value Fund	1.7%
MFS Mid Cap Growth Fund	1.7%
MFS Emerging Markets Debt Local Currency Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.8%
MFS International Value Fund	0.7%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	11.5%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.5%
MFS Blended Research Mid Cap Equity Fund	5.4%
MFS Limited Maturity Fund	5.1%
MFS High Income Fund	5.0%
MFS Blended Research International Equity Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Growth Fund	3.5%
MFS Blended Research Core Equity Fund	3.5%
MFS Blended Research Value Equity Fund	3.5%
MFS Research Fund	3.5%
MFS Blended Research Growth Equity Fund	3.5%
MFS Value Fund	3.5%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Value Fund	2.7%
MFS Mid Cap Growth Fund	2.7%
MFS Global Real Estate Fund	2.5%
MFS Commodity Strategy Fund	2.5%
MFS Research International Fund	2.5%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.2%
MFS International Value Fund	1.2%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.5%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.9%
MFS Blended Research International Equity Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.0%
MFS Total Return Bond Fund	5.5%
MFS Government Securities Fund	5.1%
MFS High Income Fund	5.0%
MFS Growth Fund	4.8%
MFS Blended Research Value Equity Fund	4.7%
MFS Blended Research Growth Equity Fund	4.7%
MFS Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research Fund	4.0%
MFS Mid Cap Growth Fund	4.0%
MFS Global Real Estate Fund	3.6%
MFS Commodity Strategy Fund	3.5%
MFS Global Bond Fund	3.5%
MFS Research International Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.0%
MFS International Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.7%
MFS International New Discovery Fund	1.5%
MFS New Discovery Fund	0.9%
MFS New Discovery Value Fund	0.9%
MFS Emerging Markets Equity Fund	0.2%
MFS Blended Research Emerging Markets Equity Fund	0.2%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	9.1%
MFS Growth Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.6%
MFS Value Fund	5.6%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.4%
MFS Global Real Estate Fund	4.3%
MFS Commodity Strategy Fund	4.2%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS High Income Fund	3.8%
MFS Research International Fund	3.6%
MFS Total Return Bond Fund	2.9%
MFS International Growth Fund	2.8%
MFS International Value Fund	2.8%
MFS International New Discovery Fund	2.5%
MFS Emerging Markets Debt Fund	2.3%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Global Bond Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.3%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Growth Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Blended Research Growth Equity Fund	5.8%
MFS Value Fund	5.8%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Global Real Estate Fund	4.8%
MFS Commodity Strategy Fund	4.8%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.5%
MFS International Growth Fund	3.3%
MFS International Value Fund	3.2%
MFS Inflation-Adjusted Bond Fund	3.2%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS High Income Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Debt Fund	0.8%
MFS Global Bond Fund	0.5%
MFS Emerging Markets Debt Local Currency Fund	0.5%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	5.9%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Global Real Estate Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS Lifetime Funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS Lifetime Funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS Lifetime Funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Despite continued solid global economic growth, financial markets were buffeted by increased volatility late in the reporting period. The increase in volatility dented what appeared to have been high levels of investor confidence, leading to a correction in elevated valuations. Valuations are now more in line with long-term averages after the recent bout of market weakness. So far, the rise in volatility has not disrupted the synchronized upturn in growth, though developed markets showed signs of a modest slowdown in the expansion’s pace in early 2018.

During the period, the US Federal Reserve raised rates by 75 basis points, bringing the total number of hikes to six since the central bank began to normalize monetary policy in late 2015. The growth rate in the US, eurozone and Japan remains above potential, though inflation remains contained, particularly outside the US. In the middle of the period, the European Central Bank announced that it was extending its asset purchase program until the end of September 2018, but cut its pace of asset purchases in half as economic conditions improved. Both the Bank of England (“BOE”) and the Bank of Canada raised rates during the period, the BOE for the first time in a decade. The European political backdrop became a bit less volatile late in the period, with populist parties gaining an increased share of the vote, but thus far falling short of majorities in eurozone member states.

Bond yields rose in most developed economies during the period, but they remain low by historic standards. Credit spreads remain relatively tight, but widened modestly late in the period as market volatility increased. Increasing concern over growing global trade friction risks weighed on the strong global trade volumes seen during the period’s second half. The US announced broad-based tariffs on imports of steel and aluminum during the period, though some nations have been exempted, and later targeted China for tariffs, in retaliation for what it believes is abuse of intellectual property rights. Growing fears of wider trade skirmishes have added to volatility.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime Income Fund (“fund”) provided a total return of 3.84%, at net asset value. This compares with a return of -0.32% for the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (“Blended Index”), generated a return of 3.19%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s fixed income investments, notably the MFS Global Bond Fund and MFS Limited Maturity Fund, were primary drivers of positive relative performance as credit performed well during the reporting period. Additionally, the MFS Global Bond Fund benefited from a weaker US dollar while the MFS Limited Maturity Fund was aided by shorter relative duration exposure in a rising interest rate environment. Conversely, the MFS Government Securities Fund held back relative returns as rising US interest rates led to negative returns in US Government issued bonds.

The fund’s allocation to both US and international stock funds also contributed to relative returns, primarily, as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 4.94%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 4.12%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s fixed income investments, notably the MFS Global Bond Fund, MFS Limited Maturity Fund and MFS Emerging Markets Debt Local Currency Fund, were primary drivers of positive relative performance as credit performed well during the reporting period. Additionally, both the MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund benefited from a weaker US dollar, while the MFS Limited Maturity Fund was aided by shorter relative duration exposure in a rising interest rate environment. Conversely, the MFS Government Securities Fund held back relative returns as rising US interest rates led to negative returns in US Government issued bonds.

Management Review – continued

The fund’s allocation to both US and international stock funds also contributed to relative returns, primarily, as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period. This helped offset the slightly negative impact from the fund’s diversification into smaller capitalization equities, which underperformed large capitalization stocks during the reporting period. From a style perspective, the fund is style-neutral, meaning the fund avoids any large bets on any particular style outperforming the other. During the reporting period, the fund’s investments in growth funds outperformed but were offset by the fund’s investments in value strategies, which underperformed. Notably, within the US stock funds segment, positive relative performance from MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity was offset by the performance from the MFS Value Fund and MFS Mid Cap Value Fund.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of 7.34%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 6.35%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s fixed income investments, notably the MFS Global Bond Fund, MFS Emerging Markets Debt Local Currency Fund and MFS High Income Fund, were primary drivers of positive relative performance as credit performed well during the reporting period. Additionally, both the MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund benefited from a weaker US dollar, while the MFS Limited Maturity Fund was aided by shorter relative duration exposure in a rising interest rate environment. Conversely, the MFS Government Securities Fund held back relative returns as rising US interest rates led to negative returns in US Government issued bonds.

The fund’s allocation to both US and international stock funds also contributed to relative returns, primarily, as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period. This helped offset the slightly negative impact from the fund’s diversification into smaller capitalization equities, which underperformed large capitalization stocks during the reporting period. From a style perspective, the fund is style-neutral, meaning the fund avoids any large bets on any particular style outperforming the other. During the reporting period, the fund’s investments in growth funds outperformed but were offset by the fund’s investments in value strategies, which underperformed. Notably, within the US stock funds segment, positive relative performance from MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity was offset by the performance from the MFS Value Fund and MFS Mid Cap Value Fund.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of 10.09%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of 9.07%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. However, on a relative basis, the fund’s fixed income investments, notably the MFS Emerging Markets Debt Local Currency Fund, MFS Global Bond Fund and MFS High Income Fund, were primary drivers of positive relative performance as credit performed well during the reporting period. Additionally, both the MFS Global Bond Fund and MFS Emerging Markets Debt Local Currency Fund benefited from a weaker US dollar, while the MFS Limited Maturity Fund was aided by shorter relative duration exposure in a rising interest rate environment. Conversely, the MFS Government Securities Fund held back relative returns as rising US interest rates led to negative returns in US Government issued bonds.

The fund’s allocation to both international and US stock funds also contributed to relative returns, primarily, as the majority of underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International Growth Fund and MFS International New Discovery Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance as value underperformed growth during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Management Review – continued

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of 11.78%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of 10.76%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in international stock funds, US stock funds and bond funds all contributed positively.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds, while core equity underperformed. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

Within the bond segment of the fund, the MFS Emerging Markets Debt Local Currency Fund, MFS High Income Fund and MFS Global Bond Fund benefited relative performance as credit performed well during the reporting period.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of 12.86%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of 11.81%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in international stock funds, US stock funds and bond funds all contributed positively.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

Within the bond segment of the fund, the MFS Emerging Markets Debt Local Currency Fund, MFS High Income Fund and MFS Global Bond Fund aided relative performance as credit performed well during the reporting period.

Management Review – continued

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of 13.18%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of 12.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in both international stock funds and US stock funds contributed positively to relative performance as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of 13.16%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of 12.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in both international stock funds and US stock funds contributed positively to relative performance as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of 13.10%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of 12.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in both international stock funds and US stock funds contributed positively to relative performance as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

MFS Lifetime 2060 Fund

Summary of Results

For the twelve months ended April 30, 2018, Class A shares of the MFS Lifetime 2060 Fund (“fund”) provided a total return of 13.19%, at net asset value. This compares with a return of 13.27% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (“Blended Index”), generated a return of 12.22%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, on an absolute basis, equity markets generally outperformed fixed income markets. On a relative basis, the fund’s investments in both international stock funds and US stock funds contributed positively to relative performance as the majority of the underlying funds, in both categories, outperformed within their respective market segments during the reporting period.

Within the international stock fund segment, the MFS Blended Research International Equity Fund, MFS International New Discovery Fund and MFS International Growth Fund helped relative returns. Conversely, the MFS International Value Fund slightly held back relative performance during the reporting period. Exposure to emerging market equities also helped relative returns as emerging markets generally outperformed developed markets over the reporting period.

Within US stock funds, from a style perspective, growth funds generally outperformed and offset relative weakness from value funds. Notably, the MFS Growth Fund, MFS Mid Cap Growth Fund and MFS Blended Research Growth Equity Fund supported relative results and outweighed the negative impact from the MFS Value Fund and MFS Mid Cap Value Fund. Exposure to the MFS Blended Research Mid Cap Equity Fund, a core equity style fund, also held back relative returns. From a market capitalization perspective, large capitalization equities generally outperformed small capitalization stocks.

Respectfully,

Portfolio Manager(s)

Joseph Flaherty

The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/18

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	3.84%	3.39%	5.08%	N/A
B	9/29/05	3.07%	2.62%	4.30%	N/A
C	9/29/05	3.15%	2.62%	4.29%	N/A
I	9/29/05	4.10%	3.63%	5.34%	N/A
R1	9/29/05	3.06%	2.61%	4.30%	N/A
R2	9/29/05	3.67%	3.13%	4.83%	N/A
R3	9/29/05	3.84%	3.39%	5.09%	N/A
R4	9/29/05	4.10%	3.63%	5.34%	N/A
R6	8/29/16	4.28%	N/A	N/A	4.18%
529A	1/08/15	3.84%	N/A	N/A	3.47%
529B	1/08/15	3.07%	N/A	N/A	2.70%
529C	1/08/15	2.97%	N/A	N/A	2.67%

Performance Summary – continued

Comparative benchmark(s)
	1-yr	5-yr	10-yr	Life (t)
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.32)%	1.47%	3.57%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	3.19%	3.94%	5.16%	N/A
Bloomberg Commodity Index (f)	8.02%	(7.32)%	(7.80)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)	4.12%	3.05%	3.00%	N/A
MSCI EAFE Index (net div) (f)	14.51%	5.90%	2.43%	N/A
Standard & Poor’s 500 Stock Index (f)	13.27%	12.96%	9.02%	N/A

With sales charge
A With Initial Sales Charge (4.25%)	(0.57)%	2.49%	4.62%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.93)%	2.25%	4.30%	N/A
C With CDSC (1% for 12 months) (v)	2.15%	2.62%	4.29%	N/A
529A With Initial Sales Charge (4.25%)	(0.57)%	N/A	N/A	2.13%
529B With CDSC (Declining over six years from 4% to 0%) (v)	(0.93)%	N/A	N/A	1.84%
529C With CDSC (1% for 12 months) (v)	1.97%	N/A	N/A	2.67%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) are comprised of 71% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index (net div), 2% FTSE EPRA/NAREIT Developed Real Estate Index (net div), and 2% Bloomberg Commodity Index.

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	4.94%	4.71%	4.69%	N/A
B	9/29/05	4.21%	3.92%	3.91%	N/A
C	9/29/05	4.20%	3.92%	3.91%	N/A
I	9/29/05	5.19%	4.97%	4.95%	N/A
R1	9/29/05	4.19%	3.92%	3.91%	N/A
R2	9/29/05	4.73%	4.43%	4.43%	N/A
R3	9/29/05	4.90%	4.69%	4.69%	N/A
R4	9/29/05	5.24%	4.97%	4.95%	N/A
R6	8/29/16	5.33%	N/A	N/A	5.24%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	9.02%	N/A
MFS Lifetime 2020 Fund Blended Index (f)(z)		4.12%	5.08%	4.51%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	3.57%	N/A
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.80)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	3.00%	N/A
MSCI EAFE Index (net div) (f)		14.51%	5.90%	2.43%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		(1.09)%	3.48%	4.07%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		0.21%	3.58%	3.91%	N/A
C With CDSC (1% for 12 months) (v)		3.20%	3.92%	3.91%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Bloomberg Barclays U.S. Aggregate Bond Index	65.50%	65.30%
Standard & Poor’s 500 Stock Index	24.00%	25.60%
MSCI EAFE Index (net div)	6.50%	7.10%
Bloomberg Commodity Index	2.00%	1.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	2.00%	1.00%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	7.34%	6.31%	7.51%
B	11/02/12	6.40%	5.48%	6.67%
C	11/02/12	6.42%	5.49%	6.68%
I	11/02/12	7.44%	6.54%	7.75%
R1	11/02/12	6.46%	5.49%	6.68%
R2	11/02/12	6.95%	6.01%	7.21%
R3	11/02/12	7.19%	6.27%	7.47%
R4	11/02/12	7.43%	6.54%	7.75%
R6	8/29/16	7.57%	N/A	7.54%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	14.27%
MFS Lifetime 2025 Fund Blended Index (f)(z)		6.35%	6.48%	7.60%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	1.53%
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.83)%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	6.03%
MSCI EAFE Index (net div) (f)		14.51%	5.90%	8.27%

With sales charge
A With Initial Sales Charge (5.75%)		1.16%	5.06%	6.36%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.40%	5.16%	6.53%
C With CDSC (1% for 12 months) (v)		5.42%	5.49%	6.68%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Bloomberg Barclays U.S. Aggregate Bond Index	50.00%	47.30%
Standard & Poor’s 500 Stock Index	34.50%	37.10%
MSCI EAFE Index (net div)	10.50%	11.50%
Bloomberg Commodity Index	2.50%	2.40%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	2.50%	1.70%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	10.09%	7.80%	5.92%	N/A
B	9/29/05	9.28%	6.99%	5.14%	N/A
C	9/29/05	9.21%	6.97%	5.13%	N/A
I	9/29/05	10.38%	8.00%	6.17%	N/A
R1	9/29/05	9.26%	6.97%	5.14%	N/A
R2	9/29/05	9.80%	7.50%	5.66%	N/A
R3	9/29/05	10.07%	7.79%	5.92%	N/A
R4	9/29/05	10.30%	8.04%	6.19%	N/A
R6	8/29/16	10.43%	N/A	N/A	10.49%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	9.02%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)		9.07%	7.79%	5.49%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	3.57%	N/A
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.80)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	3.00%	N/A
MSCI EAFE Index (net div) (f)		14.51%	5.90%	2.43%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		3.76%	6.53%	5.30%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		5.28%	6.68%	5.14%	N/A
C With CDSC (1% for 12 months) (v)		8.21%	6.97%	5.13%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	46.50%	48.70%
Bloomberg Barclays U.S. Aggregate Bond Index	30.00%	27.00%
MSCI EAFE Index (net div)	16.50%	17.90%
Bloomberg Commodity Index	3.50%	3.70%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	3.50%	2.70%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	11.78%	8.56%	9.99%
B	11/02/12	10.96%	7.74%	9.17%
C	11/02/12	11.00%	7.75%	9.18%
I	11/02/12	12.10%	8.77%	10.22%
R1	11/02/12	11.00%	7.74%	9.17%
R2	11/02/12	11.57%	8.28%	9.72%
R3	11/02/12	11.85%	8.56%	10.01%
R4	11/02/12	12.03%	8.82%	10.25%
R6	8/29/16	12.23%	N/A	12.11%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	14.27%
MFS Lifetime 2035 Fund Blended Index (f)(z)		10.76%	8.43%	9.91%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	1.53%
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.83)%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	6.03%
MSCI EAFE Index (net div) (f)		14.51%	5.90%	8.27%

With sales charge
A With Initial Sales Charge (5.75%)		5.35%	7.28%	8.81%
B With CDSC (Declining over six years from 4% to 0%) (v)		6.96%	7.44%	9.05%
C With CDSC (1% for 12 months) (v)		10.00%	7.75%	9.18%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	53.25%	53.75%
MSCI EAFE Index (net div)	22.00%	22.80%
Bloomberg Barclays U.S. Aggregate Bond Index	16.25%	15.40%
Bloomberg Commodity Index	4.25%	4.35%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	4.25%	3.70%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	12.86%	8.99%	6.41%	N/A
B	9/29/05	12.00%	8.16%	5.63%	N/A
C	9/29/05	11.99%	8.17%	5.62%	N/A
I	9/29/05	13.11%	9.19%	6.65%	N/A
R1	9/29/05	11.91%	8.16%	5.61%	N/A
R2	9/29/05	12.55%	8.71%	6.15%	N/A
R3	9/29/05	12.81%	8.98%	6.42%	N/A
R4	9/29/05	13.09%	9.25%	6.68%	N/A
R6	8/29/16	13.21%	N/A	N/A	13.03%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	9.02%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)		11.81%	8.79%	5.93%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	3.57%	N/A
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.80)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	3.00%	N/A
MSCI EAFE Index (net div) (f)		14.51%	5.90%	2.43%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		6.37%	7.71%	5.78%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		8.00%	7.86%	5.63%	N/A
C With CDSC (1% for 12 months) (v)		10.99%	8.17%	5.62%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	55.75%	56.25%
MSCI EAFE Index (net div)	26.00%	26.80%
Bloomberg Barclays U.S. Aggregate Bond Index	8.75%	7.40%
Bloomberg Commodity Index	4.75%	4.85%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	4.75%	4.70%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	13.18%	9.11%	10.57%
B	11/02/12	12.28%	8.25%	9.70%
C	11/02/12	12.24%	8.24%	9.70%
I	11/02/12	13.42%	9.37%	10.84%
R1	11/02/12	12.27%	8.23%	9.70%
R2	11/02/12	12.87%	8.81%	10.26%
R3	11/02/12	13.20%	9.06%	10.54%
R4	11/02/12	13.47%	9.33%	10.80%
R6	8/29/16	13.57%	N/A	13.28%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	14.27%
MFS Lifetime 2045 Fund Blended Index (f)(z)		12.22%	8.91%	10.44%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	1.53%
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.83)%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	6.03%
MSCI EAFE Index (net div) (f)		14.51%	5.90%	8.27%

With sales charge
A With Initial Sales Charge (5.75%)		6.67%	7.82%	9.38%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.28%	7.96%	9.58%
C With CDSC (1% for 12 months) (v)		11.24%	8.24%	9.70%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	9/15/10	13.16%	9.06%	10.57%
B	9/15/10	12.36%	8.25%	9.74%
C	9/15/10	12.30%	8.25%	9.74%
I	9/15/10	13.47%	9.35%	10.86%
R1	9/15/10	12.35%	8.25%	9.74%
R2	9/15/10	12.89%	8.80%	10.29%
R3	9/15/10	13.19%	9.07%	10.57%
R4	9/15/10	13.49%	9.34%	10.84%
R6	8/29/16	13.60%	N/A	13.26%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	14.29%
MFS Lifetime 2050 Fund Blended Index (f)(z)		12.22%	8.91%	10.31%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	2.52%
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(5.23)%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	7.31%
MSCI EAFE Index (net div) (f)		14.51%	5.90%	6.79%

With sales charge
A With Initial Sales Charge (5.75%)		6.66%	7.78%	9.71%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.36%	7.96%	9.74%
C With CDSC (1% for 12 months) (v)		11.30%	8.25%	9.74%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	13.10%	9.06%	10.54%
B	11/02/12	12.36%	8.26%	9.73%
C	11/02/12	12.29%	8.26%	9.72%
I	11/02/12	13.40%	9.24%	10.74%
R1	11/02/12	12.31%	8.24%	9.71%
R2	11/02/12	12.82%	8.78%	10.26%
R3	11/02/12	13.14%	9.06%	10.54%
R4	11/02/12	13.42%	9.34%	10.82%
R6	8/29/16	13.56%	N/A	13.22%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	12.96%	14.27%
MFS Lifetime 2055 Fund Blended Index (f)(z)		12.22%	8.91%	10.44%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.47%	1.53%
Bloomberg Commodity Index (f)		8.02%	(7.32)%	(7.83)%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	3.05%	6.03%
MSCI EAFE Index (net div) (f)		14.51%	5.90%	8.27%

With sales charge
A With Initial Sales Charge (5.75%)		6.60%	7.77%	9.35%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.36%	7.97%	9.61%
C With CDSC (1% for 12 months) (v)		11.29%	8.26%	9.72%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2060 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/18

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	12/06/16	13.19%	15.76%
B	12/06/16	12.39%	14.90%
C	12/06/16	12.38%	14.90%
I	12/06/16	13.50%	16.09%
R1	12/06/16	12.41%	14.93%
R2	12/06/16	12.92%	15.47%
R3	12/06/16	13.21%	15.78%
R4	12/06/16	13.51%	16.09%
R6	12/06/16	13.51%	16.10%

Comparative benchmark(s)
Standard & Poor’s 500 Stock Index (f)		13.27%	16.22%
MFS Lifetime 2060 Fund Blended Index (f)(z)		12.22%	15.43%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		(0.32)%	1.05%
Bloomberg Commodity Index (f)		8.02%	2.11%
FTSE EPRA/NAREIT Developed Real Estate Index (net div) (f)		4.12%	7.64%
MSCI EAFE Index (net div) (f)		14.51%	20.37%

With sales charge
A With Initial Sales Charge (5.75%)		6.68%	10.97%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.39%	12.19%
C With CDSC (1% for 12 months) (v)		11.38%	14.90%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period

	4/30/18	4/30/17
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index (net div)	5.00%	5.00%

Benchmark Definition(s)

Bloomberg Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.23%	$1,000.00	$1,003.98	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.99%	$1,000.00	$1,000.20	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,000.21	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,004.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$999.41	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,002.74	$2.43
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,003.97	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,004.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,005.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual	0.27%	$1,000.00	$1,004.22	$1.34
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35
529B	Actual	1.03%	$1,000.00	$1,000.45	$5.11
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
529C	Actual	1.03%	$1,000.00	$999.47	$5.11
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.24%	$1,000.00	$1,007.40	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,003.80	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,004.01	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,008.57	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,003.74	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,005.74	$2.44
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,007.03	$1.19
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,008.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,009.11	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.24%	$1,000.00	$1,015.00	$1.20
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.01%	$1,000.00	$1,011.19	$5.04
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$1,011.21	$5.04
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$1,016.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$1,011.30	$5.04
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$1,013.46	$2.55
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.26%	$1,000.00	$1,015.14	$1.30
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.00%	$1,000.00	$1,016.09	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,016.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.23%	$1,000.00	$1,024.95	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.98%	$1,000.00	$1,021.02	$4.91
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$1,020.66	$4.91
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,025.94	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,021.21	$4.91
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,023.50	$2.41
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,024.56	$1.15
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,025.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,026.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.25%	$1,000.00	$1,030.67	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.01%	$1,000.00	$1,026.81	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$1,026.92	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$1,032.35	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$1,026.76	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$1,029.07	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.26%	$1,000.00	$1,030.73	$1.31
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.00%	$1,000.00	$1,031.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,032.37	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.24%	$1,000.00	$1,033.53	$1.21
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,029.99	$4.98
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	1.00%	$1,000.00	$1,030.15	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,034.98	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,029.47	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,031.90	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,033.66	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,034.99	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,035.53	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.25%	$1,000.00	$1,034.32	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.01%	$1,000.00	$1,030.26	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$1,030.36	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$1,036.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$1,030.55	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$1,033.72	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.26%	$1,000.00	$1,035.08	$1.31
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.00%	$1,000.00	$1,035.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.25%	$1,000.00	$1,034.59	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,030.78	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.01%	$1,000.00	$1,030.92	$5.09
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$1,036.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$1,031.00	$5.09
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$1,033.95	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.26%	$1,000.00	$1,034.87	$1.31
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.00%	$1,000.00	$1,036.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.25%	$1,000.00	$1,034.25	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,031.17	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,031.40	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,035.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,030.52	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,033.36	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,034.62	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,036.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	0.18%	$1,000.00	$1,034.48	$0.91
	Hypothetical (h)	0.18%	$1,000.00	$1,023.90	$0.90
B	Actual	0.92%	$1,000.00	$1,030.44	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
C	Actual	0.92%	$1,000.00	$1,030.43	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
I	Actual	0.00%	$1,000.00	$1,036.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.92%	$1,000.00	$1,030.71	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R2	Actual	0.43%	$1,000.00	$1,032.82	$2.17
	Hypothetical (h)	0.43%	$1,000.00	$1,022.66	$2.16
R3	Actual	0.18%	$1,000.00	$1,034.73	$0.91
	Hypothetical (h)	0.18%	$1,000.00	$1,023.90	$0.90
R4	Actual	0.00%	$1,000.00	$1,036.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.69	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/18

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 70.9%
MFS Emerging Markets Debt Fund - Class R6	782,462	$11,322,231
MFS Emerging Markets Debt Local Currency Fund - Class R6	784,357	5,623,842
MFS Global Bond Fund - Class R6	3,187,074	28,237,475
MFS Government Securities Fund - Class R6	5,980,147	56,811,391
MFS High Income Fund - Class R6	5,091,585	17,056,809
MFS Inflation-Adjusted Bond Fund - Class R6	5,583,435	56,895,207
MFS Limited Maturity Fund - Class R6	19,332,770	113,676,685
MFS Total Return Bond Fund - Class R6	10,928,270	113,544,726
		$403,168,366
International Stock Funds - 5.0%
MFS Blended Research International Equity Fund - Class R6	1,143,454	$14,178,836
MFS International Growth Fund - Class R6	83,826	2,850,935
MFS International Value Fund - Class R6	66,037	2,836,279
MFS Research International Fund - Class R6	442,055	8,518,393
		$28,384,443
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,884,479	$11,419,938
MFS Global Real Estate Fund - Class R6	750,877	11,473,405
		$22,893,343
U.S. Stock Funds - 19.9%
MFS Blended Research Core Equity Fund - Class R6	411,203	$11,320,422
MFS Blended Research Growth Equity Fund - Class R6	827,994	11,277,275
MFS Blended Research Mid Cap Equity Fund - Class R6	1,433,457	16,886,121
MFS Blended Research Small Cap Equity Fund - Class R6	431,753	5,655,964
MFS Blended Research Value Equity Fund - Class R6	878,665	11,325,995
MFS Growth Fund - Class R6	112,187	11,361,168
MFS Mid Cap Growth Fund - Class R6	475,078	8,451,646
MFS Mid Cap Value Fund - Class R6	361,024	8,516,550
MFS New Discovery Fund - Class R6	88,631	2,839,747
MFS New Discovery Value Fund - Class R6	183,157	2,831,606
MFS Research Fund - Class R6	267,285	11,324,867
MFS Value Fund - Class R6	289,212	11,232,980
		$113,024,341
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	1,355,793	$1,355,658
Total Investment Companies (Identified Cost, $521,110,522)		$568,826,151

Other Assets, Less Liabilities - (0.1)%		(382,470)
Net Assets - 100.0%		$568,443,681

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 65.7%
MFS Emerging Markets Debt Fund - Class R6	617,120	$8,929,729
MFS Emerging Markets Debt Local Currency Fund - Class R6	740,600	5,310,100
MFS Global Bond Fund - Class R6	2,022,648	17,920,660
MFS Government Securities Fund - Class R6	3,789,738	36,002,509
MFS High Income Fund - Class R6	4,278,764	14,333,858
MFS Inflation-Adjusted Bond Fund - Class R6	3,544,324	36,116,667
MFS Limited Maturity Fund - Class R6	9,260,282	54,450,458
MFS Total Return Bond Fund - Class R6	6,079,323	63,164,167
		$236,228,148
International Stock Funds - 6.5%
MFS Blended Research International Equity Fund - Class R6	938,058	$11,631,919
MFS International Growth Fund - Class R6	79,333	2,698,135
MFS International Value Fund - Class R6	62,362	2,678,431
MFS Research International Fund - Class R6	326,278	6,287,370
		$23,295,855
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,188,669	$7,203,334
MFS Global Real Estate Fund - Class R6	477,295	7,293,070
		$14,496,404
U.S. Stock Funds - 23.9%
MFS Blended Research Core Equity Fund - Class R6	324,457	$8,932,301
MFS Blended Research Growth Equity Fund - Class R6	655,703	8,930,672
MFS Blended Research Mid Cap Equity Fund - Class R6	1,061,726	12,507,137
MFS Blended Research Small Cap Equity Fund - Class R6	274,018	3,589,632
MFS Blended Research Value Equity Fund - Class R6	692,480	8,926,067
MFS Growth Fund - Class R6	88,699	8,982,531
MFS Mid Cap Growth Fund - Class R6	351,639	6,255,654
MFS Mid Cap Value Fund - Class R6	265,586	6,265,168
MFS New Discovery Fund - Class R6	56,184	1,800,134
MFS New Discovery Value Fund - Class R6	115,985	1,793,128
MFS Research Fund - Class R6	211,154	8,946,619
MFS Value Fund - Class R6	229,286	8,905,489
		$85,834,532
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.78% (v)	102,405	$102,394
Total Investment Companies (Identified Cost, $319,967,181)		$359,957,333

Other Assets, Less Liabilities - (0.1)%		(216,124)
Net Assets - 100.0%		$359,741,209

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 50.1%
MFS Emerging Markets Debt Fund - Class R6	488,392	$7,067,031
MFS Emerging Markets Debt Local Currency Fund - Class R6	653,540	4,685,883
MFS Global Bond Fund - Class R6	1,327,248	11,759,417
MFS Government Securities Fund - Class R6	2,488,389	23,639,701
MFS High Income Fund - Class R6	3,528,895	11,821,798
MFS Inflation-Adjusted Bond Fund - Class R6	1,983,490	20,211,758
MFS Limited Maturity Fund - Class R6	2,061,077	12,119,134
MFS Total Return Bond Fund - Class R6	2,634,355	27,370,947
		$118,675,669
International Stock Funds - 10.4%
MFS Blended Research International Equity Fund - Class R6	949,037	$11,768,055
MFS International Growth Fund - Class R6	87,030	2,959,875
MFS International New Discovery Fund - Class R6	31,637	1,154,761
MFS International Value Fund - Class R6	68,317	2,934,229
MFS Research International Fund - Class R6	306,071	5,897,988
		$24,714,908
Specialty Funds - 5.0%
MFS Commodity Strategy Fund - Class R6 (v)	981,496	$5,947,866
MFS Global Real Estate Fund - Class R6	389,577	5,952,739
		$11,900,605
U.S. Stock Funds - 34.2%
MFS Blended Research Core Equity Fund - Class R6	299,897	$8,256,174
MFS Blended Research Growth Equity Fund - Class R6	603,882	8,224,869
MFS Blended Research Mid Cap Equity Fund - Class R6	1,092,526	12,869,952
MFS Blended Research Small Cap Equity Fund - Class R6	224,945	2,946,777
MFS Blended Research Value Equity Fund - Class R6	639,869	8,247,910
MFS Growth Fund - Class R6	81,852	8,289,172
MFS Mid Cap Growth Fund - Class R6	362,264	6,444,682
MFS Mid Cap Value Fund - Class R6	274,888	6,484,605
MFS New Discovery Fund - Class R6	46,269	1,482,456
MFS New Discovery Value Fund - Class R6	95,271	1,472,888
MFS Research Fund - Class R6	194,568	8,243,850
MFS Value Fund - Class R6	210,915	8,191,939
		$81,155,274
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	591,359	$591,300
Total Investment Companies (Identified Cost, $213,629,002)		$237,037,756

Other Assets, Less Liabilities - (0.0)%		(9,599)
Net Assets - 100.0%		$237,028,157

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 30.1%
MFS Emerging Markets Debt Fund - Class R6	1,165,748	$16,868,380
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,557,298	11,165,826
MFS Global Bond Fund - Class R6	2,237,064	19,820,386
MFS Government Securities Fund - Class R6	3,033,840	28,821,478
MFS High Income Fund - Class R6	8,442,799	28,283,375
MFS Inflation-Adjusted Bond Fund - Class R6	3,339,815	34,032,717
MFS Total Return Bond Fund - Class R6	3,013,228	31,307,439
		$170,299,601
International Stock Funds - 16.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	92,993	$1,390,247
MFS Blended Research International Equity Fund - Class R6	3,296,983	40,882,587
MFS Emerging Markets Equity Fund - Class R6	37,017	1,391,476
MFS International Growth Fund - Class R6	334,347	11,371,155
MFS International New Discovery Fund - Class R6	230,433	8,410,812
MFS International Value Fund - Class R6	261,519	11,232,215
MFS Research International Fund - Class R6	955,767	18,417,630
		$93,096,122
Specialty Funds - 7.1%
MFS Commodity Strategy Fund - Class R6 (v)	3,288,415	$19,927,797
MFS Global Real Estate Fund - Class R6	1,306,843	19,968,559
		$39,896,356
U.S. Stock Funds - 46.3%
MFS Blended Research Core Equity Fund - Class R6	822,454	$22,642,159
MFS Blended Research Growth Equity Fund - Class R6	1,961,926	26,721,435
MFS Blended Research Mid Cap Equity Fund - Class R6	3,817,196	44,966,566
MFS Blended Research Small Cap Equity Fund - Class R6	754,803	9,887,919
MFS Blended Research Value Equity Fund - Class R6	2,076,967	26,772,103
MFS Growth Fund - Class R6	266,441	26,982,428
MFS Mid Cap Growth Fund - Class R6	1,264,445	22,494,474
MFS Mid Cap Value Fund - Class R6	959,374	22,631,626
MFS New Discovery Fund - Class R6	155,215	4,973,100
MFS New Discovery Value Fund - Class R6	319,411	4,938,096
MFS Research Fund - Class R6	534,039	22,627,246
MFS Value Fund - Class R6	684,379	26,581,289
		$262,218,441
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.78% (v)	823,651	$823,569
Total Investment Companies (Identified Cost, $452,367,604)		$566,334,089

Other Assets, Less Liabilities - (0.0)%		(306,605)
Net Assets - 100.0%		$566,027,484

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.2%
Issuer	Shares/Par	Value ($)
Bond Funds - 16.4%
MFS Emerging Markets Debt Fund - Class R6	356,048	$5,152,012
MFS Emerging Markets Debt Local Currency Fund - Class R6	478,086	3,427,875
MFS Global Bond Fund - Class R6	387,239	3,430,940
MFS High Income Fund - Class R6	2,570,560	8,611,378
MFS Inflation-Adjusted Bond Fund - Class R6	982,583	10,012,518
MFS Total Return Bond Fund - Class R6	630,135	6,547,101
		$37,181,824
International Stock Funds - 22.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	94,792	$1,417,136
MFS Blended Research International Equity Fund - Class R6	1,665,331	20,650,106
MFS Emerging Markets Equity Fund - Class R6	37,728	1,418,195
MFS International Growth Fund - Class R6	184,046	6,259,402
MFS International New Discovery Fund - Class R6	154,298	5,631,882
MFS International Value Fund - Class R6	144,941	6,225,211
MFS Research International Fund - Class R6	426,337	8,215,518
		$49,817,450
Specialty Funds - 8.5%
MFS Commodity Strategy Fund - Class R6 (v)	1,591,571	$9,644,920
MFS Global Real Estate Fund - Class R6	638,223	9,752,047
		$19,396,967
U.S. Stock Funds - 53.0%
MFS Blended Research Core Equity Fund - Class R6	327,942	$9,028,242
MFS Blended Research Growth Equity Fund - Class R6	931,476	12,686,705
MFS Blended Research Mid Cap Equity Fund - Class R6	1,769,573	20,845,572
MFS Blended Research Small Cap Equity Fund - Class R6	365,312	4,785,585
MFS Blended Research Value Equity Fund - Class R6	984,856	12,694,795
MFS Growth Fund - Class R6	125,681	12,727,724
MFS Mid Cap Growth Fund - Class R6	586,510	10,434,017
MFS Mid Cap Value Fund - Class R6	442,901	10,448,047
MFS New Discovery Fund - Class R6	74,877	2,399,045
MFS New Discovery Value Fund - Class R6	154,744	2,392,341
MFS Research Fund - Class R6	213,367	9,040,357
MFS Value Fund - Class R6	326,238	12,671,094
		$120,153,524
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	574,698	$574,640
Total Investment Companies (Identified Cost, $191,912,825)		$227,124,405

Other Assets, Less Liabilities - (0.2)%		(342,904)
Net Assets - 100.0%		$226,781,501

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 8.9%
MFS Emerging Markets Debt Fund - Class R6	227,954	$3,298,496
MFS Emerging Markets Debt Local Currency Fund - Class R6	304,753	2,185,083
MFS Global Bond Fund - Class R6	247,770	2,195,242
MFS High Income Fund - Class R6	1,644,753	5,509,921
MFS Inflation-Adjusted Bond Fund - Class R6	1,327,564	13,527,874
MFS Total Return Bond Fund - Class R6	1,086,024	11,283,790
		$38,000,406
International Stock Funds - 26.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	251,297	$3,756,891
MFS Blended Research International Equity Fund - Class R6	3,579,344	44,383,866
MFS Emerging Markets Equity Fund - Class R6	99,839	3,752,960
MFS International Growth Fund - Class R6	411,246	13,986,471
MFS International New Discovery Fund - Class R6	408,599	14,913,873
MFS International Value Fund - Class R6	323,268	13,884,367
MFS Research International Fund - Class R6	862,168	16,613,965
		$111,292,393
Specialty Funds - 9.6%
MFS Commodity Strategy Fund - Class R6 (v)	3,362,737	$20,378,187
MFS Global Real Estate Fund - Class R6	1,357,073	20,736,078
		$41,114,265
U.S. Stock Funds - 55.6%
MFS Blended Research Core Equity Fund - Class R6	621,458	$17,108,750
MFS Blended Research Growth Equity Fund - Class R6	1,840,047	25,061,434
MFS Blended Research Mid Cap Equity Fund - Class R6	3,529,760	41,580,574
MFS Blended Research Small Cap Equity Fund - Class R6	773,341	10,130,773
MFS Blended Research Value Equity Fund - Class R6	1,947,078	25,097,836
MFS Growth Fund - Class R6	248,301	25,145,430
MFS Mid Cap Growth Fund - Class R6	1,168,014	20,778,973
MFS Mid Cap Value Fund - Class R6	883,860	20,850,247
MFS New Discovery Fund - Class R6	158,636	5,082,687
MFS New Discovery Value Fund - Class R6	327,355	5,060,911
MFS Research Fund - Class R6	404,129	17,122,959
MFS Value Fund - Class R6	644,286	25,024,052
		$238,044,626
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.78% (v)	117,304	$117,292
Total Investment Companies (Identified Cost, $319,420,010)		$428,568,982

Other Assets, Less Liabilities - (0.1)%		(268,856)
Net Assets - 100.0%		$428,300,126

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	398,056	$4,056,191
MFS Total Return Bond Fund - Class R6	389,221	4,044,005
		$8,100,196
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	108,327	$1,619,488
MFS Blended Research International Equity Fund - Class R6	1,429,331	17,723,707
MFS Emerging Markets Equity Fund - Class R6	43,100	1,620,140
MFS International Growth Fund - Class R6	166,981	5,679,030
MFS International New Discovery Fund - Class R6	176,450	6,440,422
MFS International Value Fund - Class R6	131,560	5,650,506
MFS Research International Fund - Class R6	334,557	6,446,908
		$45,180,201
Specialty Funds - 10.1%
MFS Commodity Strategy Fund - Class R6 (v)	1,335,908	$8,095,605
MFS Global Real Estate Fund - Class R6	537,446	8,212,175
		$16,307,780
U.S. Stock Funds - 56.7%
MFS Blended Research Core Equity Fund - Class R6	233,594	$6,430,840
MFS Blended Research Growth Equity Fund - Class R6	707,580	9,637,236
MFS Blended Research Mid Cap Equity Fund - Class R6	1,362,664	16,052,182
MFS Blended Research Small Cap Equity Fund - Class R6	306,507	4,015,243
MFS Blended Research Value Equity Fund - Class R6	748,771	9,651,658
MFS Growth Fund - Class R6	95,419	9,663,118
MFS Mid Cap Growth Fund - Class R6	450,933	8,022,098
MFS Mid Cap Value Fund - Class R6	341,246	8,049,985
MFS New Discovery Fund - Class R6	62,780	2,011,486
MFS New Discovery Value Fund - Class R6	129,882	2,007,972
MFS Research Fund - Class R6	151,881	6,435,196
MFS Value Fund - Class R6	247,886	9,627,893
		$91,604,907
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.78% (v)	320,116	$320,084
Total Investment Companies (Identified Cost, $135,098,777)		$161,513,168

Other Assets, Less Liabilities - (0.0)%		(80,995)
Net Assets - 100.0%		$161,432,173

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	510,453	$5,201,512
MFS Total Return Bond Fund - Class R6	499,304	5,187,774
		$10,389,286
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	139,191	$2,080,911
MFS Blended Research International Equity Fund - Class R6	1,834,193	22,743,994
MFS Emerging Markets Equity Fund - Class R6	55,390	2,082,125
MFS International Growth Fund - Class R6	214,254	7,286,765
MFS International New Discovery Fund - Class R6	226,441	8,265,101
MFS International Value Fund - Class R6	168,661	7,243,993
MFS Research International Fund - Class R6	429,357	8,273,700
		$57,976,589
Specialty Funds - 10.1%
MFS Commodity Strategy Fund - Class R6 (v)	1,710,950	$10,368,361
MFS Global Real Estate Fund - Class R6	690,240	10,546,864
		$20,915,225
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	299,645	$8,249,240
MFS Blended Research Growth Equity Fund - Class R6	907,316	12,357,640
MFS Blended Research Mid Cap Equity Fund - Class R6	1,747,444	20,584,896
MFS Blended Research Small Cap Equity Fund - Class R6	393,075	5,149,280
MFS Blended Research Value Equity Fund - Class R6	960,196	12,376,926
MFS Growth Fund - Class R6	122,417	12,397,116
MFS Mid Cap Growth Fund - Class R6	578,630	10,293,828
MFS Mid Cap Value Fund - Class R6	437,481	10,320,186
MFS New Discovery Fund - Class R6	80,533	2,580,293
MFS New Discovery Value Fund - Class R6	166,485	2,573,860
MFS Research Fund - Class R6	194,813	8,254,206
MFS Value Fund - Class R6	317,930	12,348,385
		$117,485,856
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.78% (v)	330,470	$330,437
Total Investment Companies (Identified Cost, $170,133,624)		$207,097,393

Other Assets, Less Liabilities - (0.1)%		(131,898)
Net Assets - 100.0%		$206,965,495

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.1%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	195,356	$1,990,673
MFS Total Return Bond Fund - Class R6	191,143	1,985,975
		$3,976,648
International Stock Funds - 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	53,144	$794,499
MFS Blended Research International Equity Fund - Class R6	703,007	8,717,285
MFS Emerging Markets Equity Fund - Class R6	21,162	795,501
MFS International Growth Fund - Class R6	81,851	2,783,749
MFS International New Discovery Fund - Class R6	86,813	3,168,671
MFS International Value Fund - Class R6	64,593	2,774,264
MFS Research International Fund - Class R6	164,490	3,169,728
		$22,203,697
Specialty Funds - 10.1%
MFS Commodity Strategy Fund - Class R6 (v)	655,689	$3,973,475
MFS Global Real Estate Fund - Class R6	264,565	4,042,561
		$8,016,036
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	115,000	$3,165,950
MFS Blended Research Growth Equity Fund - Class R6	348,639	4,748,461
MFS Blended Research Mid Cap Equity Fund - Class R6	671,364	7,908,665
MFS Blended Research Small Cap Equity Fund - Class R6	150,949	1,977,431
MFS Blended Research Value Equity Fund - Class R6	368,549	4,750,603
MFS Growth Fund - Class R6	46,966	4,756,237
MFS Mid Cap Growth Fund - Class R6	222,341	3,955,443
MFS Mid Cap Value Fund - Class R6	167,876	3,960,188
MFS New Discovery Fund - Class R6	30,895	989,871
MFS New Discovery Value Fund - Class R6	63,969	988,965
MFS Research Fund - Class R6	74,763	3,167,692
MFS Value Fund - Class R6	122,164	4,744,871
		$45,114,377
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	222,800	$222,778
Total Investment Companies (Identified Cost, $70,463,154)		$79,533,536

Other Assets, Less Liabilities - (0.1)%		(59,204)
Net Assets - 100.0%		$79,474,332

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 100.4%
Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	8,807	$89,743
MFS Total Return Bond Fund - Class R6	8,637	89,739
		$179,482
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	2,401	$35,896
MFS Blended Research International Equity Fund - Class R6	31,840	394,814
MFS Emerging Markets Equity Fund - Class R6	955	35,897
MFS International Growth Fund - Class R6	3,694	125,632
MFS International New Discovery Fund - Class R6	3,933	143,562
MFS International Value Fund - Class R6	2,925	125,617
MFS Research International Fund - Class R6	7,450	143,565
		$1,004,983
Specialty Funds - 10.1%
MFS Commodity Strategy Fund - Class R6 (v)	29,616	$179,474
MFS Global Real Estate Fund - Class R6	11,813	180,503
		$359,977
U.S. Stock Funds - 57.0%
MFS Blended Research Core Equity Fund - Class R6	5,214	$143,545
MFS Blended Research Growth Equity Fund - Class R6	15,809	215,319
MFS Blended Research Mid Cap Equity Fund - Class R6	30,463	358,856
MFS Blended Research Small Cap Equity Fund - Class R6	6,848	89,714
MFS Blended Research Value Equity Fund - Class R6	16,705	215,321
MFS Growth Fund - Class R6	2,126	215,334
MFS Mid Cap Growth Fund - Class R6	10,087	179,439
MFS Mid Cap Value Fund - Class R6	7,607	179,440
MFS New Discovery Fund - Class R6	1,400	44,861
MFS New Discovery Value Fund - Class R6	2,901	44,857
MFS Research Fund - Class R6	3,388	143,550
MFS Value Fund - Class R6	5,544	215,316
		$2,045,552
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.78% (v)	10,026	$10,025
Total Investment Companies (Identified Cost, $3,423,690)		$3,600,019

Other Assets, Less Liabilities - (0.4)%		(13,438)
Net Assets - 100.0%		$3,586,581

Portfolio Footnotes:

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
Lifetime Income Fund	$568,826,151
Lifetime 2020 Fund	359,957,333
Lifetime 2025 Fund	237,037,756
Lifetime 2030 Fund	566,334,089
Lifetime 2035 Fund	227,124,405
Lifetime 2040 Fund	428,568,982
Lifetime 2045 Fund	161,513,168
Lifetime 2050 Fund	207,097,393
Lifetime 2055 Fund	79,533,536
Lifetime 2060 Fund	3,600,019

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/18

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $521,110,522, $319,967,181, $213,629,002, $452,367,604, and $191,912,825, respectively)	$568,826,151	$359,957,333	$237,037,756	$566,334,089	$227,124,405
Receivables for
Investments sold	381,015	71,250	231,318	—	57,795
Fund shares sold	885,241	877,232	476,448	1,319,381	420,512
Receivable from investment adviser	94,067	78,819	77,504	115,306	82,596
Other assets	1,946	1,376	1,084	1,916	940
Total assets	$570,188,420	$360,986,010	$237,824,110	$567,770,692	$227,686,248

Liabilities
Payables for
Distributions	$26,541	$—	$—	$—	$—
Investments purchased	318,275	645,798	308,204	1,144,302	506,359
Fund shares reacquired	974,944	296,168	253,456	208,907	174,766
Payable to affiliates
Shareholder servicing costs	314,549	232,429	178,749	312,514	168,982
Distribution and service fees	27,417	9,963	4,617	15,044	4,467
Program manager fee	666	—	—	—	—
Payable for independent Trustees’ compensation	17	29	15	16	16
Accrued expenses and other liabilities	82,330	60,414	50,912	62,425	50,157
Total liabilities	$1,744,739	$1,244,801	$795,953	$1,743,208	$904,747
Net assets	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501

Net assets consist of
Paid-in capital	$529,229,031	$321,505,520	$212,882,645	$452,559,718	$190,321,285
Unrealized appreciation (depreciation)	47,715,629	39,990,152	23,408,754	113,966,485	35,211,580
Accumulated net realized gain (loss)	(8,441,494)	(3,489,887)	(199,099)	(1,861,888)	937,874
Accumulated undistributed (distributions in excess of) net investment income	(59,485)	1,735,424	935,857	1,363,169	310,762
Net assets	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$108,482,216	$46,579,959	$16,709,915	$61,457,585	$15,368,787
Class B	11,817,922	4,420,493	1,472,351	8,834,044	1,729,965
Class C	128,791,230	13,177,595	3,571,459	15,885,334	2,509,589
Class I	32,496,273	1,742,360	537,503	2,170,773	635,594
Class R1	4,344,224	4,587,302	1,233,932	6,824,841	1,974,062
Class R2	27,110,126	72,233,454	35,798,705	112,223,327	32,185,366
Class R3	54,156,409	84,244,941	63,426,112	136,814,796	58,282,927
Class R4	52,790,426	87,474,863	81,894,206	148,064,162	87,528,340
Class R6	26,727,835	45,280,242	32,383,974	73,752,622	26,566,871
Class 529A	83,713,210	—	—	—	—
Class 529B	3,974,727	—	—	—	—
Class 529C	34,039,083	—	—	—	—
Total net assets	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501

Shares of beneficial interest outstanding
Class A	8,855,184	3,580,410	1,302,901	3,971,390	1,051,768
Class B	964,565	342,232	115,718	579,015	119,377
Class C	10,515,828	1,034,622	282,025	1,047,586	173,707
Class I	2,651,844	133,004	41,753	139,620	43,423
Class R1	354,230	354,547	96,722	445,537	136,108
Class R2	2,212,094	5,595,634	2,809,037	7,325,161	2,213,709
Class R3	4,420,436	6,473,116	4,950,681	8,862,833	3,985,011
Class R4	4,309,547	6,679,163	6,356,924	9,512,863	5,960,380
Class R6	2,175,367	3,460,136	2,513,404	4,738,660	1,808,313
Class 529A	8,323,972	—	—	—	—
Class 529B	395,230	—	—	—	—
Class 529C	3,385,357	—	—	—	—
Total shares of beneficial interest outstanding	48,563,654	27,652,864	18,469,165	36,622,665	15,491,796

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.25	$13.01	$12.83	$15.48	$14.61
Offering price per share (100 / 95.75 x net asset value per share)	$12.79	—	—	—	—
Offering price per share (100 / 94.25 x net asset value per share)	—	$13.80	$13.61	$16.42	$15.50

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.25	$12.92	$12.72	$15.26	$14.49

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.25	$12.74	$12.66	$15.16	$14.45

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.25	$13.10	$12.87	$15.55	$14.64

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$12.94	$12.76	$15.32	$14.50

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$12.91	$12.74	$15.32	$14.54

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.25	$13.01	$12.81	$15.44	$14.63

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.25	$13.10	$12.88	$15.56	$14.69

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.29	$13.09	$12.88	$15.56	$14.69

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.06	$—	$—	$—	$—
Offering price per share (100 / 95.75 x net asset value per share)	$10.51	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.06	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.05	$—	$—	$—	$—

On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $319,420,010, $135,098,777, $170,133,624, $70,463,154, and $3,423,690, respectively)	$428,568,982	$161,513,168	$207,097,393	$79,533,536	$3,600,019
Receivables for
Investments sold	—	22,859	12,605	—	—
Fund shares sold	947,259	430,783	570,600	428,489	54,393
Receivable from investment adviser	90,285	66,577	61,373	49,324	18,743
Other assets	1,510	748	814	395	70
Total assets	$429,608,036	$162,034,135	$207,742,785	$80,011,744	$3,673,225

Liabilities
Payables for
Investments purchased	$806,977	$395,193	$409,100	$402,641	$55,036
Fund shares reacquired	161,320	33,233	181,530	25,633	—
Payable to affiliates
Shareholder servicing costs	268,360	121,922	129,211	60,273	1,628
Distribution and service fees	10,484	2,923	4,774	1,911	76
Payable for independent Trustees’ compensation	24	20	7	5	5
Accrued expenses and other liabilities	60,745	48,671	52,668	46,949	29,899
Total liabilities	$1,307,910	$601,962	$777,290	$537,412	$86,644
Net assets	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581

Net assets consist of
Paid-in capital	$318,111,587	$134,365,903	$170,392,551	$70,242,439	$3,396,675
Unrealized appreciation (depreciation)	109,148,972	26,414,391	36,963,769	9,070,382	176,329
Accumulated net realized gain (loss)	875,751	642,915	(387,856)	160,445	13,543
Accumulated undistributed (distributions in excess of) net investment income	163,816	8,964	(2,969)	1,066	34
Net assets	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$36,354,394	$7,788,715	$12,352,806	$4,833,113	$305,973
Class B	4,964,923	948,453	1,269,740	470,445	73,448
Class C	11,735,027	1,966,140	2,775,487	1,789,059	107,159
Class I	1,622,151	161,391	566,061	114,095	61,606
Class R1	4,606,187	871,595	1,052,430	853,723	60,754
Class R2	86,041,509	20,427,942	46,467,645	15,534,252	151,084
Class R3	88,576,944	42,729,333	48,180,185	21,437,797	1,202,501
Class R4	145,327,654	70,628,166	70,935,724	26,746,548	355,722
Class R6	49,071,337	15,910,438	23,365,417	7,695,300	1,268,334
Total net assets	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581

Shares of beneficial interest outstanding
Class A	2,219,524	514,087	674,940	312,725	25,814
Class B	305,939	63,088	70,274	30,575	6,212
Class C	732,265	131,297	154,553	117,113	9,071
Class I	98,474	10,603	30,949	7,378	5,186
Class R1	284,989	57,857	58,581	55,722	5,135
Class R2	5,297,358	1,358,676	2,572,205	1,011,055	12,757
Class R3	5,410,802	2,822,475	2,650,275	1,387,286	101,465
Class R4	8,802,649	4,646,364	3,880,863	1,722,722	29,954
Class R6	2,972,003	1,046,676	1,278,633	495,362	106,741
Total shares of beneficial interest outstanding	26,124,003	10,651,123	11,371,273	5,139,938	302,335

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$16.38	$15.15	$18.30	$15.45	$11.85
Offering price per share (100 / 94.25 x net asset value per share)	$17.38	$16.07	$19.42	$16.39	$12.57

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.23	$15.03	$18.07	$15.39	$11.82

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.03	$14.97	$17.96	$15.28	$11.81

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.47	$15.22	$18.29	$15.46	$11.88

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.16	$15.06	$17.97	$15.32	$11.83

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.24	$15.04	$18.07	$15.36	$11.84

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.37	$15.14	$18.18	$15.45	$11.85

Statements of Assets and Liabilities – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.51	$15.20	$18.28	$15.53	$11.88

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.51	$15.20	$18.27	$15.53	$11.88

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/18

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$14,979,451	$9,933,336	$6,458,406	$14,124,028	$5,728,329
Excess expense reimbursement from investment adviser	20,475	53,523	26,133	92,399	24,187
Total investment income	$14,999,926	$9,986,859	$6,484,539	$14,216,427	$5,752,516
Expenses
Distribution and service fees	$2,736,161	$953,470	$378,526	$1,343,311	$337,024
Shareholder servicing costs	891,753	601,239	429,514	806,011	412,566
Program manager fees	93,429	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	15,256	9,141	5,651	15,157	5,606
Custodian fee	25,547	12,165	9,908	15,164	9,615
Shareholder communications	34,486	22,397	18,549	24,571	20,023
Audit and tax fees	37,797	36,142	35,325	36,176	35,318
Legal fees	8,153	5,390	3,635	6,967	3,378
Registration fees	151,922	149,698	137,552	181,715	134,704
Miscellaneous	29,041	30,624	21,786	27,845	20,576
Total expenses	$4,041,045	$1,837,766	$1,057,946	$2,474,417	$996,310
Reduction of expenses by investment adviser and distributor	(1,289,677)	(904,268)	(678,228)	(1,174,013)	(656,615)
Net expenses	$2,751,368	$933,498	$379,718	$1,300,404	$339,695
Net investment income (loss)	$12,248,558	$9,053,361	$6,104,821	$12,916,023	$5,412,821

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,090,002	$8,209,180	$1,330,200	$7,057,029	$952,674
Capital gain distributions from affiliated issuers	3,059,035	2,528,130	2,483,832	7,034,352	3,426,070
Net realized gain (loss)	$9,149,037	$10,737,310	$3,814,032	$14,091,381	$4,378,744
Change in unrealized appreciation (depreciation) from affiliated issuers	1,647,472	306,667	7,735,241	27,519,285	15,838,114
Net realized and unrealized gain (loss)	$10,796,509	$11,043,977	$11,549,273	$41,610,666	$20,216,858
Change in net assets from operations	$23,045,067	$20,097,338	$17,654,094	$54,526,689	$25,629,679

See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net investment income (loss)
Dividends from affiliated issuers	$10,036,361	$3,660,606	$4,322,415	$1,496,792	$43,705
Excess expense reimbursement from investment adviser	58,864	13,800	22,371	6,532	1,265
Total investment income	$10,095,225	$3,674,406	$4,344,786	$1,503,324	$44,970
Expenses
Distribution and service fees	$922,297	$211,271	$371,906	$129,865	$4,249
Shareholder servicing costs	684,925	314,569	364,952	193,380	5,253
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	9,204	4,489	4,536	1,559	1,118
Custodian fee	12,947	8,399	8,971	6,914	5,333
Shareholder communications	24,558	20,406	22,215	21,487	2,225
Audit and tax fees	36,143	35,301	35,498	35,278	27,915
Legal fees	5,457	2,531	2,970	1,469	892
Registration fees	144,897	130,974	132,053	126,913	122,385
Miscellaneous	27,227	18,554	16,063	15,763	11,629
Total expenses	$1,885,155	$763,994	$976,664	$550,128	$198,499
Reduction of expenses by investment adviser and distributor	(972,445)	(550,988)	(603,933)	(420,521)	(195,165)
Net expenses	$912,710	$213,006	$372,731	$129,607	$3,334
Net investment income (loss)	$9,182,515	$3,461,400	$3,972,055	$1,373,717	$41,636

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$5,764,701	$180,821	$(602,255)	$(249,554)	$(12,123)
Capital gain distributions from affiliated issuers	6,646,286	2,548,291	2,997,656	1,039,504	30,034
Net realized gain (loss)	$12,410,987	$2,729,112	$2,395,401	$789,950	$17,911
Change in unrealized appreciation (depreciation) from affiliated issuers	31,575,253	12,922,254	16,460,846	5,111,584	117,954
Net realized and unrealized gain (loss)	$43,986,240	$15,651,366	$18,856,247	$5,901,534	$135,865
Change in net assets from operations	$53,168,755	$19,112,766	$22,828,302	$7,275,251	$177,501

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$12,248,558	$9,053,361	$6,104,821	$12,916,023	$5,412,821
Net realized gain (loss)	9,149,037	10,737,310	3,814,032	14,091,381	4,378,744
Net unrealized gain (loss)	1,647,472	306,667	7,735,241	27,519,285	15,838,114
Change in net assets from operations	$23,045,067	$20,097,338	$17,654,094	$54,526,689	$25,629,679

Distributions declared to shareholders
From net investment income	$(11,725,110)	$(9,447,696)	$(6,035,032)	$(12,700,078)	$(5,350,080)
From net realized gain	(7,262,985)	(5,976,014)	(1,273,636)	(6,963,252)	(1,412,067)
Total distributions declared to shareholders	$(18,988,095)	$(15,423,710)	$(7,308,668)	$(19,663,330)	$(6,762,147)
Change in net assets from fund share transactions	$(62,694,772)	$(41,708,495)	$(1,214,603)	$4,246,793	$8,153,171
Total change in net assets	$(58,637,800)	$(37,034,867)	$9,130,823	$39,110,152	$27,020,703

Net assets
At beginning of period	627,081,481	396,776,076	227,897,334	526,917,332	199,760,798
At end of period	$568,443,681	$359,741,209	$237,028,157	$566,027,484	$226,781,501
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(59,485)	$1,735,424	$935,857	$1,363,169	$310,762

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,182,515	$3,461,400	$3,972,055	$1,373,717	$41,636
Net realized gain (loss)	12,410,987	2,729,112	2,395,401	789,950	17,911
Net unrealized gain (loss)	31,575,253	12,922,254	16,460,846	5,111,584	117,954
Change in net assets from operations	$53,168,755	$19,112,766	$22,828,302	$7,275,251	$177,501

Distributions declared to shareholders
From net investment income	$(9,137,025)	$(3,460,011)	$(3,975,024)	$(1,373,041)	$(42,050)
From net realized gain	(4,594,684)	(1,046,064)	(1,503,192)	(325,232)	(10,550)
Total distributions declared to shareholders	$(13,731,709)	$(4,506,075)	$(5,478,216)	$(1,698,273)	$(52,600)
Change in net assets from fund share transactions	$(15,042,496)	$14,561,368	$28,440,187	$27,743,129	$2,439,339
Total change in net assets	$24,394,550	$29,168,059	$45,790,273	$33,320,107	$2,564,240

Net assets
At beginning of period	403,905,576	132,264,114	161,175,222	46,154,225	1,022,341
At end of period	$428,300,126	$161,432,173	$206,965,495	$79,474,332	$3,586,581
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$163,816	$8,964	$(2,969)	$1,066	$34

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$9,305,775	$7,018,012	$3,247,648	$6,843,831	$2,108,537
Net realized gain (loss)	12,712,094	22,945,011	3,184,121	22,915,991	2,487,708
Net unrealized gain (loss)	5,679,230	(4,709,199)	10,236,767	26,233,422	15,415,396
Change in net assets from operations	$27,697,099	$25,253,824	$16,668,536	$55,993,244	$20,011,641

Distributions declared to shareholders
From net investment income	$(10,768,435)	$(6,430,157)	$(2,980,136)	$(6,550,019)	$(2,050,006)
From net realized gain	(12,883,734)	(22,990,697)	(4,408,208)	(26,447,349)	(3,810,062)
Total distributions declared to shareholders	$(23,652,169)	$(29,420,854)	$(7,388,344)	$(32,997,368)	$(5,860,068)
Change in net assets from fund share transactions	$75,393,702	$29,645,645	$61,904,004	$58,316,635	$58,007,374
Total change in net assets	$79,438,632	$25,478,615	$71,184,196	$81,312,511	$72,158,947

Net assets
At beginning of period	547,642,849	371,297,461	156,713,138	445,604,821	127,601,851
At end of period	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(582,933)	$2,129,759	$866,068	$1,147,224	$248,021

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Change in net assets

From operations
Net investment income (loss)	$4,130,974	$1,239,012	$1,566,979	$353,593	$9,564
Net realized gain (loss)	17,819,912	1,763,180	2,808,165	460,709	8,954
Net unrealized gain (loss)	26,979,143	11,206,230	14,170,626	3,490,968	58,375
Change in net assets from operations	$48,930,029	$14,208,422	$18,545,770	$4,305,270	$76,893

Distributions declared to shareholders
From net investment income	$(4,105,019)	$(1,275,012)	$(1,605,000)	$(357,010)	$(9,619)
From net realized gain	(20,266,121)	(2,480,091)	(3,730,040)	(507,003)	—
Total distributions declared to shareholders	$(24,371,140)	$(3,755,103)	$(5,335,040)	$(864,013)	$(9,619)
Change in net assets from fund share transactions	$38,996,050	$38,417,005	$33,827,145	$22,114,656	$955,067
Total change in net assets	$63,554,939	$48,870,324	$47,037,875	$25,555,913	$1,022,341

Net assets
At beginning of period	340,350,637	83,393,790	114,137,347	20,598,312	—
At end of period	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341
Undistributed net investment income included in net assets at end of period	$118,326	$7,575	$—	$390	$448

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.21	$0.18	$0.21	$0.23
Net realized and unrealized gain (loss)	0.20	0.39	(0.11)	0.22	0.22
Total from investment operations	$0.47	$0.60	$0.07	$0.43	$0.45

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.24)	$(0.19)	$(0.22)	$(0.25)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.42)	$(0.48)	$(0.28)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$12.25	$12.20	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	3.84	5.09	0.58	3.66	3.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.46	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.19	1.74	1.54	1.68	1.95
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$108,482	$115,872	$120,810	$126,212	$108,202

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.12	$0.09	$0.11	$0.15
Net realized and unrealized gain (loss)	0.21	0.39	(0.11)	0.23	0.21
Total from investment operations	$0.38	$0.51	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.25	$12.20	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	3.07	4.31	(0.16)	2.89	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.40	0.98	0.79	0.93	1.22
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$11,818	$15,801	$18,088	$20,720	$18,577

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.19	$12.08	$12.29	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.12	$0.09	$0.11	$0.15
Net realized and unrealized gain (loss)	0.21	0.38	(0.11)	0.23	0.21
Total from investment operations	$0.39	$0.50	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.25	$12.19	$12.08	$12.29	$12.15
Total return (%) (r)(s)(t)(x)	3.15	4.22	(0.16)	2.89	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.43	0.98	0.79	0.93	1.22
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$128,791	$147,518	$153,472	$162,868	$129,848

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.30	$12.15	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.24	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss)	0.19	0.39	(0.12)	0.25	0.20
Total from investment operations	$0.50	$0.63	$0.09	$0.48	$0.47

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)	$(0.22)	$(0.26)	$(0.28)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.45)	$(0.51)	$(0.31)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$12.25	$12.20	$12.08	$12.30	$12.15
Total return (%) (r)(s)(t)(x)	4.10	5.35	0.75	4.00	3.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.21	0.13	0.14	0.14
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.46	1.98	1.76	1.92	2.23
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$32,496	$32,683	$26,134	$29,661	$26,507

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.21	$12.09	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.12	$0.10	$0.12	$0.15
Net realized and unrealized gain (loss)	0.20	0.39	(0.12)	0.22	0.21
Total from investment operations	$0.38	$0.51	$(0.02)	$0.34	$0.36

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.33)	$(0.39)	$(0.19)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$12.26	$12.21	$12.09	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	3.06	4.31	(0.16)	2.88	3.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.13	1.14	1.14
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.42	0.96	0.79	0.95	1.22
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$4,344	$4,453	$5,332	$5,606	$2,368

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.18	$0.16	$0.18	$0.21
Net realized and unrealized gain (loss)	0.21	0.39	(0.13)	0.22	0.21
Total from investment operations	$0.45	$0.57	$0.03	$0.40	$0.42

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.21)	$(0.16)	$(0.19)	$(0.22)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.39)	$(0.45)	$(0.25)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$12.26	$12.20	$12.08	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	3.67	4.83	0.25	3.40	3.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.71	0.63	0.64	0.64
Expenses after expense reductions (f)(h)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.91	1.49	1.32	1.46	1.72
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$27,110	$31,542	$24,621	$28,528	$7,506

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.30	$12.15	$11.97

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.21	$0.17	$0.21	$0.23
Net realized and unrealized gain (loss)	0.20	0.39	(0.11)	0.23	0.22
Total from investment operations	$0.47	$0.60	$0.06	$0.44	$0.45

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.24)	$(0.19)	$(0.22)	$(0.25)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.42)	$(0.48)	$(0.28)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$12.25	$12.20	$12.08	$12.30	$12.15
Total return (%) (r)(s)(t)(x)	3.84	5.09	0.50	3.74	3.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.47	0.38	0.39	0.39
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.21	1.74	1.46	1.68	1.96
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$54,156	$49,628	$33,728	$25,641	$14,526

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.20	$12.08	$12.30	$12.16	$11.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.24	$0.21	$0.24	$0.27
Net realized and unrealized gain (loss)	0.19	0.39	(0.12)	0.23	0.21
Total from investment operations	$0.50	$0.63	$0.09	$0.47	$0.48

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)	$(0.22)	$(0.26)	$(0.28)
From net realized gain	(0.15)	(0.24)	(0.09)	(0.07)	(0.02)
Total distributions declared to shareholders	$(0.45)	$(0.51)	$(0.31)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$12.25	$12.20	$12.08	$12.30	$12.16
Total return (%) (r)(s)(t)(x)	4.10	5.35	0.75	3.92	4.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.21	0.13	0.14	0.14
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.51	2.01	1.78	1.93	2.22
Portfolio turnover	11	25	10	14	10
Net assets at end of period (000 omitted)	$52,790	$112,472	$83,522	$75,336	$33,109
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$12.23	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.11
Net realized and unrealized gain (loss)	0.17	0.21
Total from investment operations	$0.52	$0.32

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.22)
From net realized gain	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.46)	$(0.46)
Net asset value, end of period (x)	$12.29	$12.23
Total return (%) (r)(s)(t)(x)	4.28	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.21	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.83	1.34	(a)
Portfolio turnover	11	25
Net assets at end of period (000 omitted)	$26,728	$6,775

	Year ended
Class 529A	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Net asset value, beginning of period	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss)	0.17	0.32	(0.10)	0.19
Total from investment operations	$0.39	$0.49	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.15)	$(0.04)
From net realized gain	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.37)	$(0.43)	$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.84	5.08	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	0.56	0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.28	0.29	0.29	0.30	(a)
Net investment income (loss) (l)	2.16	1.70	1.48	0.70	(a)
Portfolio turnover	11	25	10	14
Net assets at end of period (000 omitted)	$83,713	$73,448	$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Year ended
Class 529B	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Net asset value, beginning of period	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.17	0.32	(0.10)	0.18
Total from investment operations	$0.31	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.07	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	1.05	1.04	1.04	(a)
Net investment income (loss) (l)	1.36	0.96	0.73	(0.05	)(a)
Portfolio turnover	11	25	10	14
Net assets at end of period (000 omitted)	$3,975	$4,722	$3,456	$3,428

	Year ended
Class 529C	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Net asset value, beginning of period	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.16	0.33	(0.10)	0.18
Total from investment operations	$0.30	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.05	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	2.97	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	1.05	1.04	1.05	(a)
Net investment income (loss) (l)	1.40	0.94	0.74	(0.05	)(a)
Portfolio turnover	11	25	10	14
Net assets at end of period (000 omitted)	$34,039	$32,166	$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6), through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.94	$13.08	$13.52	$13.16	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.23	$0.20	$0.22	$0.25
Net realized and unrealized gain (loss)	0.35	0.60	(0.18)	0.40	0.64
Total from investment operations	$0.64	$0.83	$0.02	$0.62	$0.89

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.21)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.57)	$(0.97)	$(0.46)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$13.01	$12.94	$13.08	$13.52	$13.16
Total return (%) (r)(s)(t)(x)	4.94	6.60	0.20	4.76	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.40	0.42	0.40
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.22	1.73	1.52	1.62	1.96
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$46,580	$50,239	$46,171	$45,846	$55,682

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.84	$12.98	$13.41	$13.06	$12.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.13	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	0.35	0.59	(0.17)	0.39	0.64
Total from investment operations	$0.54	$0.72	$(0.07)	$0.51	$0.78

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.10)	$(0.13)	$(0.16)	$(0.12)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.86)	$(0.36)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$12.92	$12.84	$12.98	$13.41	$13.06
Total return (%) (r)(s)(t)(x)	4.21	5.75	(0.49)	3.96	6.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.22	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.46	0.99	0.77	0.93	1.12
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$4,420	$5,425	$6,376	$6,605	$7,055

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.67	$12.83	$13.26	$12.92	$12.27

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.13	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	0.34	0.58	(0.18)	0.39	0.64
Total from investment operations	$0.53	$0.71	$(0.08)	$0.51	$0.78

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.11)	$(0.12)	$(0.17)	$(0.13)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.87)	$(0.35)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$12.74	$12.67	$12.83	$13.26	$12.92
Total return (%) (r)(s)(t)(x)	4.20	5.76	(0.53)	3.97	6.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.23	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.47	0.98	0.76	0.92	1.13
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$13,178	$16,629	$17,196	$18,428	$18,515

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.03	$13.16	$13.60	$13.24	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.30	$0.23	$0.26	$0.27
Net realized and unrealized gain (loss)	0.35	0.57	(0.18)	0.40	0.66
Total from investment operations	$0.68	$0.87	$0.05	$0.66	$0.93

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.24)	$(0.26)	$(0.30)	$(0.25)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.61)	$(1.00)	$(0.49)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$13.10	$13.03	$13.16	$13.60	$13.24
Total return (%) (r)(s)(t)(x)	5.19	6.91	0.45	5.03	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.21	0.15	0.17	0.15
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.50	2.25	1.78	1.93	2.10
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$1,742	$1,631	$4,466	$7,312	$2,916

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.88	$13.00	$13.42	$13.06	$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.12	$0.10	$0.12	$0.14
Net realized and unrealized gain (loss)	0.34	0.60	(0.18)	0.40	0.64
Total from investment operations	$0.54	$0.72	$(0.08)	$0.52	$0.78

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.08)	$(0.11)	$(0.16)	$(0.11)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.48)	$(0.84)	$(0.34)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.94	$12.88	$13.00	$13.42	$13.06
Total return (%) (r)(s)(t)(x)	4.19	5.73	(0.54)	3.99	6.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.22	1.15	1.17	1.15
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.49	0.95	0.78	0.93	1.12
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$4,587	$4,355	$4,794	$6,357	$7,494

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.84	$13.00	$13.43	$13.08	$12.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.19	$0.17	$0.19	$0.21
Net realized and unrealized gain (loss)	0.35	0.59	(0.18)	0.39	0.64
Total from investment operations	$0.61	$0.78	$(0.01)	$0.58	$0.85

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.18)	$(0.19)	$(0.23)	$(0.19)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.54)	$(0.94)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$12.91	$12.84	$13.00	$13.43	$13.08
Total return (%) (r)(s)(t)(x)	4.73	6.26	0.01	4.48	6.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.73	0.65	0.67	0.65
Expenses after expense reductions (f)(h)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.97	1.49	1.28	1.42	1.63
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$72,233	$76,217	$63,116	$68,263	$71,178

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.95	$13.09	$13.53	$13.18	$12.50

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.22	$0.19	$0.22	$0.24
Net realized and unrealized gain (loss)	0.34	0.61	(0.17)	0.40	0.66
Total from investment operations	$0.64	$0.83	$0.02	$0.62	$0.90

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.21)	$(0.23)	$(0.27)	$(0.22)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.58)	$(0.97)	$(0.46)	$(0.27)	$(0.22)
Net asset value, end of period (x)	$13.01	$12.95	$13.09	$13.53	$13.18
Total return (%) (r)(s)(t)(x)	4.90	6.59	0.20	4.72	7.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.48	0.40	0.42	0.40
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.24	1.71	1.45	1.67	1.86
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$84,245	$74,655	$63,904	$51,380	$44,145

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.01	$13.15	$13.58	$13.23	$12.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.27	$0.23	$0.26	$0.27
Net realized and unrealized gain (loss)	0.34	0.59	(0.17)	0.39	0.66
Total from investment operations	$0.68	$0.86	$0.06	$0.65	$0.93

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.24)	$(0.26)	$(0.30)	$(0.25)
From net realized gain	(0.22)	(0.76)	(0.23)	—	—
Total distributions declared to shareholders	$(0.59)	$(1.00)	$(0.49)	$(0.30)	$(0.25)
Net asset value, end of period (x)	$13.10	$13.01	$13.15	$13.58	$13.23
Total return (%) (r)(s)(t)(x)	5.24	6.83	0.53	4.96	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.23	0.15	0.17	0.15
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.56	2.02	1.76	1.94	2.13
Portfolio turnover	19	35	11	18	12
Net assets at end of period (000 omitted)	$87,475	$146,535	$165,273	$159,446	$147,311

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$13.02	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.11
Net realized and unrealized gain (loss)	0.31	0.32
Total from investment operations	$0.69	$0.43

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.25)
From net realized gain	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.62)	$(1.01)
Net asset value, end of period (x)	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	5.33	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.82	1.28	(a)
Portfolio turnover	19	35
Net assets at end of period (000 omitted)	$45,280	$21,091

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.35	$11.76	$12.19	$11.81	$10.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.20	$0.16	$0.19	$0.20
Net realized and unrealized gain (loss)	0.62	0.84	(0.24)	0.47	0.94
Total from investment operations	$0.91	$1.04	$(0.08)	$0.66	$1.14

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.17)	$(0.18)	$(0.20)	$(0.18)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.43)	$(0.45)	$(0.35)	$(0.28)	$(0.19)
Net asset value, end of period (x)	$12.83	$12.35	$11.76	$12.19	$11.81
Total return (%) (r)(s)(t)(x)	7.34	9.03	(0.60)	5.64	10.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.55	0.53	0.48	0.52
Expenses after expense reductions (f)(h)	0.23	0.24	0.23	0.23	0.25
Net investment income (loss) (l)	2.28	1.62	1.34	1.58	1.74
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$16,710	$14,518	$12,598	$8,807	$4,238

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.26	$11.68	$12.11	$11.75	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.10	$0.07	$0.10	$0.10
Net realized and unrealized gain (loss)	0.60	0.85	(0.24)	0.47	0.94
Total from investment operations	$0.79	$0.95	$(0.17)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.09)	$(0.09)	$(0.13)	$(0.11)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.33)	$(0.37)	$(0.26)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$12.72	$12.26	$11.68	$12.11	$11.75
Total return (%) (r)(s)(t)(x)	6.40	8.23	(1.37)	4.83	9.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.29	1.28	1.23	1.28
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.47	0.86	0.59	0.83	0.87
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$1,472	$1,340	$1,190	$1,035	$754

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.21	$11.63	$12.07	$11.71	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.10	$0.07	$0.10	$0.13
Net realized and unrealized gain (loss)	0.60	0.84	(0.24)	0.47	0.91
Total from investment operations	$0.79	$0.94	$(0.17)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.08)	$(0.10)	$(0.13)	$(0.15)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.34)	$(0.36)	$(0.27)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$12.66	$12.21	$11.63	$12.07	$11.71
Total return (%) (r)(s)(t)(x)	6.42	8.24	(1.37)	4.86	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.29	1.28	1.23	1.27
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.50	0.83	0.59	0.80	1.15
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$3,571	$3,311	$2,846	$2,213	$1,376

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.40	$11.79	$12.22	$11.83	$10.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.27	$0.19	$0.23	$0.24
Net realized and unrealized gain (loss)	0.68	0.82	(0.25)	0.46	0.92
Total from investment operations	$0.93	$1.09	$(0.06)	$0.69	$1.16

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.20)	$(0.20)	$(0.22)	$(0.19)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.46)	$(0.48)	$(0.37)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$12.87	$12.40	$11.79	$12.22	$11.83
Total return (%) (r)(s)(t)(x)	7.44	9.42	(0.39)	5.89	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.28	0.29	0.23	0.27
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.96	2.25	1.59	1.87	2.09
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$538	$127	$4,563	$1,889	$443

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.33	$11.79	$12.17	$11.78	$10.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.09	$0.06	$0.09	$0.10
Net realized and unrealized gain (loss)	0.60	0.86	(0.24)	0.48	0.94
Total from investment operations	$0.80	$0.95	$(0.18)	$0.57	$1.04

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.13)	$(0.03)	$(0.10)	$(0.08)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.37)	$(0.41)	$(0.20)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.76	$12.33	$11.79	$12.17	$11.78
Total return (%) (r)(s)(t)(x)	6.46	8.24	(1.40)	4.88	9.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	1.31	1.26	1.23	1.29
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.58	0.77	0.51	0.73	0.85
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$1,234	$432	$87	$163	$120

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.29	$11.73	$12.17	$11.78	$10.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.17	$0.12	$0.15	$0.13
Net realized and unrealized gain (loss)	0.60	0.84	(0.24)	0.49	0.97
Total from investment operations	$0.86	$1.01	$(0.12)	$0.64	$1.10

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.17)	$(0.15)	$(0.17)	$(0.16)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.41)	$(0.45)	$(0.32)	$(0.25)	$(0.17)
Net asset value, end of period (x)	$12.74	$12.29	$11.73	$12.17	$11.78
Total return (%) (r)(s)(t)(x)	6.95	8.75	(0.89)	5.42	10.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	0.81	0.79	0.73	0.76
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.06	1.40	1.02	1.27	1.09
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$35,799	$23,253	$7,489	$4,200	$3,799

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.35	$11.76	$12.19	$11.80	$10.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.20	$0.15	$0.17	$0.19
Net realized and unrealized gain (loss)	0.60	0.85	(0.23)	0.49	0.93
Total from investment operations	$0.89	$1.05	$(0.08)	$0.66	$1.12

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.18)	$(0.18)	$(0.19)	$(0.17)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.43)	$(0.46)	$(0.35)	$(0.27)	$(0.18)
Net asset value, end of period (x)	$12.81	$12.35	$11.76	$12.19	$11.80
Total return (%) (r)(s)(t)(x)	7.19	9.08	(0.60)	5.65	10.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.55	0.54	0.48	0.53
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.24	1.61	1.27	1.45	1.70
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$63,426	$39,042	$22,370	$12,732	$8,877

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$12.40	$11.79	$12.22	$11.83	$10.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.22	$0.19	$0.22	$0.21
Net realized and unrealized gain (loss)	0.58	0.87	(0.25)	0.47	0.95
Total from investment operations	$0.93	$1.09	$(0.06)	$0.69	$1.16

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.20)	$(0.20)	$(0.22)	$(0.19)
From net realized gain	(0.08)	(0.28)	(0.17)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.45)	$(0.48)	$(0.37)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$12.88	$12.40	$11.79	$12.22	$11.83
Total return (%) (r)(s)(t)(x)	7.43	9.42	(0.40)	5.88	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	0.30	0.28	0.23	0.28
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.68	1.84	1.59	1.82	1.88
Portfolio turnover	37	33	10	13	10
Net assets at end of period (000 omitted)	$81,894	$135,040	$105,570	$98,370	$66,460

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$12.41	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.11
Net realized and unrealized gain (loss)	0.55	0.48
Total from investment operations	$0.95	$0.59

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.20)
From net realized gain	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.48)	$(0.48)
Net asset value, end of period (x)	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	7.57	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.20	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	3.08	1.31	(a)
Portfolio turnover	37	33
Net assets at end of period (000 omitted)	$32,384	$10,834

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.57	$13.91	$14.55	$13.90	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.19	$0.16	$0.18	$0.17
Net realized and unrealized gain (loss)	1.13	1.42	(0.38)	0.70	1.41
Total from investment operations	$1.47	$1.61	$(0.22)	$0.88	$1.58

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.19)	$(0.20)	$(0.23)	$(0.19)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.56)	$(0.95)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$15.48	$14.57	$13.91	$14.55	$13.90
Total return (%) (r)(s)(t)(x)	10.09	12.01	(1.51)	6.37	12.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.47	0.42	0.44	0.41
Expenses after expense reductions (f)(h)	0.23	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	2.18	1.36	1.13	1.29	1.30
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$61,458	$57,961	$44,995	$42,887	$39,929

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.37	$13.73	$14.37	$13.73	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.08	$0.05	$0.07	$0.07
Net realized and unrealized gain (loss)	1.13	1.40	(0.38)	0.69	1.39
Total from investment operations	$1.34	$1.48	$(0.33)	$0.76	$1.46

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.08)	$(0.09)	$(0.12)	$(0.10)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.84)	$(0.31)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$15.26	$14.37	$13.73	$14.37	$13.73
Total return (%) (r)(s)(t)(x)	9.28	11.15	(2.27)	5.59	11.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.42	0.60	0.37	0.53	0.53
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$8,834	$8,753	$8,498	$8,414	$8,022

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.29	$13.66	$14.29	$13.67	$12.33

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.09	$0.05	$0.08	$0.07
Net realized and unrealized gain (loss)	1.11	1.38	(0.37)	0.67	1.38
Total from investment operations	$1.32	$1.47	$(0.32)	$0.75	$1.45

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.08)	$(0.09)	$(0.13)	$(0.11)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.84)	$(0.31)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$15.16	$14.29	$13.66	$14.29	$13.67
Total return (%) (r)(s)(t)(x)	9.21	11.17	(2.20)	5.51	11.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.42	0.61	0.38	0.55	0.55
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$15,885	$15,827	$15,554	$15,521	$13,791

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.63	$14.00	$14.63	$13.98	$12.58

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.28	$0.19	$0.23	$0.21
Net realized and unrealized gain (loss)	1.14	1.33	(0.37)	0.68	1.41
Total from investment operations	$1.52	$1.61	$(0.18)	$0.91	$1.62

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.22)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.60)	$(0.98)	$(0.45)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$15.55	$14.63	$14.00	$14.63	$13.98
Total return (%) (r)(s)(t)(x)	10.38	11.95	(1.19)	6.57	12.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.20	0.17	0.20	0.16
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.48	1.96	1.36	1.61	1.54
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$2,171	$1,743	$12,156	$11,665	$8,067

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.44	$13.78	$14.39	$13.75	$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.08	$0.04	$0.09	$0.07
Net realized and unrealized gain (loss)	1.13	1.40	(0.36)	0.67	1.39
Total from investment operations	$1.34	$1.48	$(0.32)	$0.76	$1.46

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.06)	$(0.07)	$(0.12)	$(0.10)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.82)	$(0.29)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$15.32	$14.44	$13.78	$14.39	$13.75
Total return (%) (r)(s)(t)(x)	9.26	11.13	(2.25)	5.56	11.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.22	1.17	1.19	1.16
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.38	0.57	0.31	0.61	0.56
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$6,825	$5,740	$6,427	$8,165	$10,816

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.43	$13.79	$14.43	$13.79	$12.42

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.16	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss)	1.12	1.40	(0.38)	0.69	1.39
Total from investment operations	$1.42	$1.56	$(0.26)	$0.83	$1.53

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.16)	$(0.16)	$(0.19)	$(0.16)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.53)	$(0.92)	$(0.38)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$15.32	$14.43	$13.79	$14.43	$13.79
Total return (%) (r)(s)(t)(x)	9.80	11.73	(1.78)	6.07	12.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	0.72	0.67	0.69	0.66
Expenses after expense reductions (f)(h)	0.49	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.95	1.13	0.88	1.01	1.04
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$112,223	$105,808	$83,102	$79,912	$73,435

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.54	$13.88	$14.52	$13.87	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.19	$0.15	$0.18	$0.18
Net realized and unrealized gain (loss)	1.12	1.42	(0.37)	0.70	1.39
Total from investment operations	$1.46	$1.61	$(0.22)	$0.88	$1.57

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.19)	$(0.20)	$(0.23)	$(0.19)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.56)	$(0.95)	$(0.42)	$(0.23)	$(0.19)
Net asset value, end of period (x)	$15.44	$14.54	$13.88	$14.52	$13.87
Total return (%) (r)(s)(t)(x)	10.07	12.03	(1.52)	6.37	12.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.47	0.42	0.44	0.41
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.20	1.34	1.06	1.27	1.34
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$136,815	$109,088	$90,624	$71,753	$57,969

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.64	$13.97	$14.61	$13.96	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.24	$0.19	$0.22	$0.21
Net realized and unrealized gain (loss)	1.11	1.41	(0.38)	0.69	1.41
Total from investment operations	$1.51	$1.65	$(0.19)	$0.91	$1.62

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.22)	$(0.23)	$(0.26)	$(0.22)
From net realized gain	(0.20)	(0.76)	(0.22)	—	—
Total distributions declared to shareholders	$(0.59)	$(0.98)	$(0.45)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$15.56	$14.64	$13.97	$14.61	$13.96
Total return (%) (r)(s)(t)(x)	10.30	12.28	(1.26)	6.58	12.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.22	0.17	0.20	0.16
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.57	1.66	1.37	1.56	1.57
Portfolio turnover	19	50	6	11	6
Net assets at end of period (000 omitted)	$148,064	$188,413	$184,249	$169,285	$129,817

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$14.65	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.07
Net realized and unrealized gain (loss)	1.08	0.90
Total from investment operations	$1.53	$0.97

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.23)
From net realized gain	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.62)	$(0.99)
Net asset value, end of period (x)	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	10.43	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.13	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.91	0.75	(a)
Portfolio turnover	19	50
Net assets at end of period (000 omitted)	$73,753	$33,584

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.49	$12.35	$12.96	$12.41	$11.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.16	$0.12	$0.15	$0.16
Net realized and unrealized gain (loss)	1.28	1.44	(0.35)	0.67	1.35
Total from investment operations	$1.59	$1.60	$(0.23)	$0.82	$1.51

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.15)	$(0.16)	$(0.18)	$(0.16)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.47)	$(0.46)	$(0.38)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$14.61	$13.49	$12.35	$12.96	$12.41
Total return (%) (r)(s)(t)(x)	11.78	13.18	(1.71)	6.72	13.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.59	0.59	0.54	0.63
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.24	0.24
Net investment income (loss) (l)	2.13	1.23	0.98	1.19	1.33
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$15,369	$10,591	$7,454	$6,353	$3,502

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.39	$12.26	$12.88	$12.36	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss)	1.28	1.43	(0.34)	0.68	1.38
Total from investment operations	$1.47	$1.49	$(0.32)	$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.05)	$(0.08)	$(0.11)	$(0.09)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.37)	$(0.36)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$14.49	$13.39	$12.26	$12.88	$12.36
Total return (%) (r)(s)(t)(x)	10.96	12.34	(2.45)	5.88	12.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.34	1.34	1.29	1.40
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.31	0.45	0.20	0.33	0.27
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$1,730	$1,314	$1,261	$950	$404
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.35	$12.22	$12.83	$12.32	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.05	$0.03	$0.05	$0.05
Net realized and unrealized gain (loss)	1.28	1.43	(0.35)	0.67	1.36
Total from investment operations	$1.47	$1.48	$(0.32)	$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.04)	$(0.07)	$(0.12)	$(0.13)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.37)	$(0.35)	$(0.29)	$(0.21)	$(0.14)
Net asset value, end of period (x)	$14.45	$13.35	$12.22	$12.83	$12.32
Total return (%) (r)(s)(t)(x)	11.00	12.28	(2.40)	5.89	12.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.34	1.33	1.29	1.37
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.35	0.40	0.27	0.39	0.45
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$2,510	$1,893	$1,950	$1,965	$907

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.51	$12.40	$13.00	$12.44	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.26	$0.15	$0.17	$0.17
Net realized and unrealized gain (loss)	1.25	1.34	(0.34)	0.69	1.36
Total from investment operations	$1.63	$1.60	$(0.19)	$0.86	$1.53

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.18)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.50)	$(0.49)	$(0.41)	$(0.30)	$(0.18)
Net asset value, end of period (x)	$14.64	$13.51	$12.40	$13.00	$12.44
Total return (%) (r)(s)(t)(x)	12.10	13.12	(1.40)	6.98	13.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.32	0.33	0.29	0.39
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.59	2.01	1.19	1.36	1.39
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$636	$311	$3,921	$3,507	$1,417

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$13.44	$12.39	$12.93		$12.39	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.07	$0.00	(w)	$0.04	$0.03
Net realized and unrealized gain (loss)	1.25	1.42	(0.32)		0.68	1.38
Total from investment operations	$1.48	$1.49	$(0.32)		$0.72	$1.41

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.13)	$(0.00	)(w)	$(0.09)	$(0.06)
From net realized gain	(0.10)	(0.31)	(0.22)		(0.09)	(0.01)
Total distributions declared to shareholders	$(0.42)	$(0.44)	$(0.22)		$(0.18)	$(0.07)
Net asset value, end of period (x)	$14.50	$13.44	$12.39		$12.93	$12.39
Total return (%) (r)(s)(t)(x)	11.00	12.22	(2.39)		5.90	12.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.36	1.31		1.29	1.41
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	1.61	0.57	0.01		0.35	0.29
Portfolio turnover	33	43	7		8	8
Net assets at end of period (000 omitted)	$1,974	$664	$118		$180	$126

	Year ended
Class R2	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$13.43	$12.33	$12.93		$12.39	$11.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.13	$0.08		$0.11	$0.11
Net realized and unrealized gain (loss)	1.28	1.42	(0.33)		0.67	1.36
Total from investment operations	$1.55	$1.55	$(0.25)		$0.78	$1.47

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.14)	$(0.13)		$(0.15)	$(0.14)
From net realized gain	(0.10)	(0.31)	(0.22)		(0.09)	(0.01)
Total distributions declared to shareholders	$(0.44)	$(0.45)	$(0.35)		$(0.24)	$(0.15)
Net asset value, end of period (x)	$14.54	$13.43	$12.33		$12.93	$12.39
Total return (%) (r)(s)(t)(x)	11.57	12.80	(1.87)		6.38	13.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	0.86	0.84		0.79	0.87
Expenses after expense reductions (f)(h)	0.50	0.50	0.50		0.50	0.50
Net investment income (loss) (l)	1.86	1.00	0.66		0.86	0.94
Portfolio turnover	33	43	7		8	8
Net assets at end of period (000 omitted)	$32,185	$20,918	$5,805		$3,758	$2,718

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.50	$12.37	$12.97	$12.43	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.16	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	1.30	1.43	(0.34)	0.67	1.38
Total from investment operations	$1.60	$1.59	$(0.22)	$0.81	$1.51

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.15)	$(0.16)	$(0.18)	$(0.15)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.47)	$(0.46)	$(0.38)	$(0.27)	$(0.16)
Net asset value, end of period (x)	$14.63	$13.50	$12.37	$12.97	$12.43
Total return (%) (r)(s)(t)(x)	11.85	13.11	(1.63)	6.61	13.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.60	0.59	0.54	0.64
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.10	1.23	0.95	1.08	1.10
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$58,283	$35,284	$20,110	$12,389	$6,246

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.54	$12.39	$13.00	$12.44	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.19	$0.15	$0.19	$0.16
Net realized and unrealized gain (loss)	1.26	1.45	(0.35)	0.67	1.38
Total from investment operations	$1.64	$1.64	$(0.20)	$0.86	$1.54

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.18)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	(0.10)	(0.31)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.49)	$(0.49)	$(0.41)	$(0.30)	$(0.18)
Net asset value, end of period (x)	$14.69	$13.54	$12.39	$13.00	$12.44
Total return (%) (r)(s)(t)(x)	12.11	13.46	(1.48)	6.98	13.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	0.34	0.34	0.29	0.39
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.61	1.44	1.22	1.49	1.35
Portfolio turnover	33	43	7	8	8
Net assets at end of period (000 omitted)	$87,528	$119,254	$86,982	$77,094	$45,765

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$13.55	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.06
Net realized and unrealized gain (loss)	1.22	0.94
Total from investment operations	$1.66	$1.00

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.18)
From net realized gain	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.52)	$(0.49)
Net asset value, end of period (x)	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	12.23	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	0.27	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	3.03	0.63	(a)
Portfolio turnover	33	43
Net assets at end of period (000 omitted)	$26,567	$9,531

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$15.00	$14.07	$14.83	$14.09	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.15	$0.12	$0.14	$0.13
Net realized and unrealized gain (loss)	1.61	1.72	(0.41)	0.84	1.64
Total from investment operations	$1.92	$1.87	$(0.29)	$0.98	$1.77

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.15)	$(0.17)	$(0.21)	$(0.17)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.54)	$(0.94)	$(0.47)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$16.38	$15.00	$14.07	$14.83	$14.09
Total return (%) (r)(s)(t)(x)	12.86	13.76	(1.94)	6.97	14.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.50	0.45	0.48	0.45
Expenses after expense reductions (f)(h)	0.24	0.25	0.24	0.25	0.24
Net investment income (loss) (l)	1.90	1.04	0.83	0.99	0.97
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$36,354	$35,093	$28,324	$26,564	$25,674

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.87	$13.95	$14.71	$13.98	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.04	$0.01	$0.03	$0.02
Net realized and unrealized gain (loss)	1.59	1.71	(0.41)	0.83	1.62
Total from investment operations	$1.78	$1.75	$(0.40)	$0.86	$1.64

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.04)	$(0.06)	$(0.10)	$(0.07)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.42)	$(0.83)	$(0.36)	$(0.13)	$(0.07)
Net asset value, end of period (x)	$16.23	$14.87	$13.95	$14.71	$13.98
Total return (%) (r)(s)(t)(x)	12.00	12.94	(2.69)	6.16	13.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.25	1.20	1.23	1.20
Expenses after expense reductions (f)(h)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.20	0.27	0.06	0.23	0.16
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$4,965	$4,924	$4,527	$4,432	$4,155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$14.70	$13.80	$14.55		$13.83	$12.28

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.04	$(0.00	)(w)	$0.04	$0.02
Net realized and unrealized gain (loss)	1.57	1.70	(0.40)		0.82	1.61
Total from investment operations	$1.76	$1.74	$(0.40)		$0.86	$1.63

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.05)	$(0.05)		$(0.11)	$(0.08)
From net realized gain	(0.18)	(0.79)	(0.30)		(0.03)	—
Total distributions declared to shareholders	$(0.43)	$(0.84)	$(0.35)		$(0.14)	$(0.08)
Net asset value, end of period (x)	$16.03	$14.70	$13.80		$14.55	$13.83
Total return (%) (r)(s)(t)(x)	11.99	12.96	(2.71)		6.21	13.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.25	1.20		1.23	1.20
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	1.19	0.30	(0.01)		0.26	0.14
Portfolio turnover	18	54	6		10	8
Net assets at end of period (000 omitted)	$11,735	$11,035	$10,226		$11,840	$10,639

	Year ended
Class I	4/30/18	4/30/17 (i)	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$15.08	$14.17	$14.93		$14.18	$12.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.26	$0.15		$0.19	$0.16
Net realized and unrealized gain (loss)	1.60	1.63	(0.41)		0.83	1.64
Total from investment operations	$1.97	$1.89	$(0.26)		$1.02	$1.80

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.19)	$(0.20)		$(0.24)	$(0.19)
From net realized gain	(0.18)	(0.79)	(0.30)		(0.03)	—
Total distributions declared to shareholders	$(0.58)	$(0.98)	$(0.50)		$(0.27)	$(0.19)
Net asset value, end of period (x)	$16.47	$15.08	$14.17		$14.93	$14.18
Total return (%) (r)(s)(t)(x)	13.11	13.77	(1.68)		7.24	14.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.24	0.20		0.23	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	2.30	1.78	1.09		1.30	1.20
Portfolio turnover	18	54	6		10	8
Net assets at end of period (000 omitted)	$1,622	$1,670	$9,766		$8,679	$8,344

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.82	$13.87	$14.62	$13.88	$12.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.02	$0.00 (w)	$0.04	$0.03
Net realized and unrealized gain (loss)	1.58	1.73	(0.40)	0.82	1.61
Total from investment operations	$1.76	$1.75	$(0.40)	$0.86	$1.64

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.01)	$(0.05)	$(0.09)	$(0.08)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.42)	$(0.80)	$(0.35)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$16.16	$14.82	$13.87	$14.62	$13.88
Total return (%) (r)(s)(t)(x)	11.91	12.96	(2.70)	6.18	13.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.25	1.20	1.22	1.20
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.16	0.17	0.02	0.28	0.22
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$4,606	$4,130	$5,279	$5,528	$7,993

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.88	$13.97	$14.73	$14.00	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.11	$0.08	$0.11	$0.09
Net realized and unrealized gain (loss)	1.59	1.71	(0.41)	0.82	1.63
Total from investment operations	$1.86	$1.82	$(0.33)	$0.93	$1.72

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.12)	$(0.13)	$(0.17)	$(0.13)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.50)	$(0.91)	$(0.43)	$(0.20)	$(0.13)
Net asset value, end of period (x)	$16.24	$14.88	$13.97	$14.73	$14.00
Total return (%) (r)(s)(t)(x)	12.55	13.46	(2.18)	6.68	13.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.75	0.70	0.73	0.70
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.69	0.79	0.58	0.76	0.67
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$86,042	$82,965	$66,272	$61,127	$54,916

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$15.00	$14.07	$14.83	$14.09	$12.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.15	$0.10	$0.14	$0.12
Net realized and unrealized gain (loss)	1.61	1.72	(0.39)	0.84	1.65
Total from investment operations	$1.92	$1.87	$(0.29)	$0.98	$1.77

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.15)	$(0.17)	$(0.21)	$(0.17)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.55)	$(0.94)	$(0.47)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$16.37	$15.00	$14.07	$14.83	$14.09
Total return (%) (r)(s)(t)(x)	12.81	13.76	(1.93)	6.97	14.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.50	0.46	0.48	0.45
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.94	1.03	0.74	0.98	0.91
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$88,577	$63,409	$49,816	$38,524	$30,202

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$15.11	$14.16	$14.92	$14.17	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.19	$0.15	$0.19	$0.16
Net realized and unrealized gain (loss)	1.58	1.74	(0.41)	0.83	1.64
Total from investment operations	$1.97	$1.93	$(0.26)	$1.02	$1.80

Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.19)	$(0.20)	$(0.24)	$(0.19)
From net realized gain	(0.18)	(0.79)	(0.30)	(0.03)	—
Total distributions declared to shareholders	$(0.57)	$(0.98)	$(0.50)	$(0.27)	$(0.19)
Net asset value, end of period (x)	$16.51	$15.11	$14.16	$14.92	$14.17
Total return (%) (r)(s)(t)(x)	13.09	14.08	(1.68)	7.25	14.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.25	0.20	0.24	0.20
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.44	1.33	1.07	1.30	1.19
Portfolio turnover	18	54	6	10	8
Net assets at end of period (000 omitted)	$145,328	$174,887	$166,141	$153,594	$109,501

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$15.12	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.04
Net realized and unrealized gain (loss)	1.56	1.15
Total from investment operations	$1.99	$1.19

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.19)
From net realized gain	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.60)	$(0.98)
Net asset value, end of period (x)	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	13.21	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.63	0.43	(a)
Portfolio turnover	18	54
Net assets at end of period (000 omitted)	$49,071	$25,793

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.79	$12.52	$13.14	$12.55	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.14	$0.11	$0.13	$0.13
Net realized and unrealized gain (loss)	1.52	1.57	(0.36)	0.73	1.47
Total from investment operations	$1.82	$1.71	$(0.25)	$0.86	$1.60

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.14)	$(0.15)	$(0.18)	$(0.16)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.46)	$(0.44)	$(0.37)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$15.15	$13.79	$12.52	$13.14	$12.55
Total return (%) (r)(s)(t)(x)	13.18	13.89	(1.93)	6.95	14.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	0.69	0.70	0.72	0.94
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.24	0.22
Net investment income (loss) (l)	1.99	1.04	0.85	1.02	1.10
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$7,789	$6,135	$4,576	$2,811	$1,403

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.70	$12.44	$13.06	$12.47	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.03	$0.00 (w)	$0.03	$0.03
Net realized and unrealized gain (loss)	1.51	1.57	(0.35)	0.73	1.44
Total from investment operations	$1.68	$1.60	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.04)	$(0.05)	$(0.08)	$(0.08)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.35)	$(0.34)	$(0.27)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$15.03	$13.70	$12.44	$13.06	$12.47
Total return (%) (r)(s)(t)(x)	12.28	13.09	(2.67)	6.19	13.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	1.43	1.45	1.48	1.74
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.15	0.24	0.02	0.22	0.23
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$948	$746	$593	$408	$325

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.66	$12.42	$13.04	$12.48	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.03	$0.01	$0.04	$0.02
Net realized and unrealized gain (loss)	1.48	1.56	(0.35)	0.72	1.45
Total from investment operations	$1.67	$1.59	$(0.34)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.05)	$(0.06)	$(0.11)	$(0.07)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.36)	$(0.35)	$(0.28)	$(0.20)	$(0.08)
Net asset value, end of period (x)	$14.97	$13.66	$12.42	$13.04	$12.48
Total return (%) (r)(s)(t)(x)	12.24	13.03	(2.64)	6.17	13.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	1.44	1.45	1.47	1.74
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.28	0.26	0.04	0.33	0.16
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$1,966	$1,640	$1,104	$909	$421

	Year ended
Class I	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.85	$12.55	$13.16	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.25	$0.14	$0.20	$0.14
Net realized and unrealized gain (loss)	1.53	1.51	(0.36)	0.69	1.47
Total from investment operations	$1.86	$1.76	$(0.22)	$0.89	$1.61

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.16)	$(0.17)	$(0.20)	$(0.17)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.49)	$(0.46)	$(0.39)	$(0.29)	$(0.18)
Net asset value, end of period (x)	$15.22	$13.85	$12.55	$13.16	$12.56
Total return (%) (r)(s)(t)(x)	13.42	14.34	(1.66)	7.21	14.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	0.41	0.45	0.46	0.74
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.24	1.89	1.10	1.53	1.17
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$161	$138	$1,718	$1,108	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.75	$12.51	$13.10	$12.51	$11.10

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.03	$(0.01)	$0.02	$0.02
Net realized and unrealized gain (loss)	1.52	1.58	(0.34)	0.74	1.45
Total from investment operations	$1.69	$1.61	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.07)	$(0.02)	$(0.08)	$(0.05)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.38)	$(0.37)	$(0.24)	$(0.17)	$(0.06)
Net asset value, end of period (x)	$15.06	$13.75	$12.51	$13.10	$12.51
Total return (%) (r)(s)(t)(x)	12.27	13.05	(2.66)	6.13	13.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	1.45	1.43	1.48	1.77
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.14	0.22	(0.09)	0.19	0.15
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$872	$463	$152	$172	$127

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.71	$12.47	$13.10	$12.51	$11.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.12	$0.07	$0.09	$0.09
Net realized and unrealized gain (loss)	1.51	1.55	(0.36)	0.74	1.45
Total from investment operations	$1.76	$1.67	$(0.29)	$0.83	$1.54

Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.13)	$(0.12)	$(0.15)	$(0.13)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.43)	$(0.43)	$(0.34)	$(0.24)	$(0.14)
Net asset value, end of period (x)	$15.04	$13.71	$12.47	$13.10	$12.51
Total return (%) (r)(s)(t)(x)	12.87	13.65	(2.20)	6.74	13.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	0.95	0.96	0.97	1.18
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.70	0.89	0.55	0.71	0.77
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$20,428	$10,716	$3,583	$1,769	$887

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.78	$12.52	$13.13	$12.54	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.14	$0.10	$0.11	$0.12
Net realized and unrealized gain (loss)	1.54	1.56	(0.34)	0.75	1.45
Total from investment operations	$1.82	$1.70	$(0.24)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.14)	$(0.15)	$(0.18)	$(0.15)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.46)	$(0.44)	$(0.37)	$(0.27)	$(0.16)
Net asset value, end of period (x)	$15.14	$13.78	$12.52	$13.13	$12.54
Total return (%) (r)(s)(t)(x)	13.20	13.83	(1.87)	6.92	14.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	0.69	0.70	0.72	0.97
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.87	1.06	0.78	0.86	0.97
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$42,729	$23,479	$12,721	$7,566	$3,383

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.82	$12.54	$13.15	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.17	$0.13	$0.17	$0.15
Net realized and unrealized gain (loss)	1.50	1.57	(0.35)	0.71	1.46
Total from investment operations	$1.86	$1.74	$(0.22)	$0.88	$1.61

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.16)	$(0.17)	$(0.20)	$(0.17)
From net realized gain	(0.11)	(0.30)	(0.22)	(0.09)	(0.01)
Total distributions declared to shareholders	$(0.48)	$(0.46)	$(0.39)	$(0.29)	$(0.18)
Net asset value, end of period (x)	$15.20	$13.82	$12.54	$13.15	$12.56
Total return (%) (r)(s)(t)(x)	13.47	14.18	(1.67)	7.13	14.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	0.44	0.45	0.47	0.74
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.43	1.27	1.04	1.34	1.22
Portfolio turnover	30	45	6	7	10
Net assets at end of period (000 omitted)	$70,628	$84,597	$58,947	$47,311	$25,056

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$13.83	$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.03
Net realized and unrealized gain (loss)	1.41	1.06
Total from investment operations	$1.88	$1.09

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.17)
From net realized gain	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.51)	$(0.47)
Net asset value, end of period (x)	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	13.57	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.36	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	3.11	0.39	(a)
Portfolio turnover	30	45
Net assets at end of period (000 omitted)	$15,910	$4,351

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.63	$15.14	$15.88	$15.17	$13.45

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.17	$0.13	$0.15	$0.14
Net realized and unrealized gain (loss)	1.86	1.89	(0.43)	0.89	1.76
Total from investment operations	$2.19	$2.06	$(0.30)	$1.04	$1.90

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.16)	$(0.18)	$(0.22)	$(0.18)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.52)	$(0.57)	$(0.44)	$(0.33)	$(0.18)
Net asset value, end of period (x)	$18.30	$16.63	$15.14	$15.88	$15.17
Total return (%) (r)(s)(t)(x)	13.16	13.89	(1.89)	6.92	14.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.65	0.60	0.69	0.76
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.83	1.06	0.88	0.99	1.00
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$12,353	$11,383	$7,624	$5,730	$4,726

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.44	$14.98	$15.72	$15.01	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.04	$0.00 (w)	$0.04	$0.02
Net realized and unrealized gain (loss)	1.83	1.88	(0.42)	0.89	1.74
Total from investment operations	$2.03	$1.92	$(0.42)	$0.93	$1.76

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.05)	$(0.06)	$(0.11)	$(0.07)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.40)	$(0.46)	$(0.32)	$(0.22)	$(0.07)
Net asset value, end of period (x)	$18.07	$16.44	$14.98	$15.72	$15.01
Total return (%) (r)(s)(t)(x)	12.36	12.99	(2.66)	6.21	13.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	1.39	1.35	1.44	1.51
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.15	0.24	0.02	0.23	0.13
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$1,270	$1,048	$853	$828	$671

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$16.35	$14.91	$15.63		$14.96	$13.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.04	$(0.00	)(w)	$0.04	$0.03
Net realized and unrealized gain (loss)	1.81	1.87	(0.41)		0.87	1.73
Total from investment operations	$2.01	$1.91	$(0.41)		$0.91	$1.76

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.06)	$(0.05)		$(0.13)	$(0.10)
From net realized gain	(0.15)	(0.41)	(0.26)		(0.11)	—
Total distributions declared to shareholders	$(0.40)	$(0.47)	$(0.31)		$(0.24)	$(0.10)
Net asset value, end of period (x)	$17.96	$16.35	$14.91		$15.63	$14.96
Total return (%) (r)(s)(t)(x)	12.30	13.04	(2.59)		6.13	13.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	1.39	1.35		1.44	1.51
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	1.16	0.28	(0.00	)(w)	0.28	0.18
Portfolio turnover	20	52	7		9	9
Net assets at end of period (000 omitted)	$2,775	$2,535	$1,775		$1,835	$1,195

	Year ended
Class I	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$16.62	$15.12	$15.85		$15.14	$13.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.30	$0.15		$0.20	$0.17
Net realized and unrealized gain (loss)	1.83	1.81	(0.41)		0.87	1.76
Total from investment operations	$2.24	$2.11	$(0.26)		$1.07	$1.93

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.20)	$(0.21)		$(0.25)	$(0.20)
From net realized gain	(0.15)	(0.41)	(0.26)		(0.11)	—
Total distributions declared to shareholders	$(0.57)	$(0.61)	$(0.47)		$(0.36)	$(0.20)
Net asset value, end of period (x)	$18.29	$16.62	$15.12		$15.85	$15.14
Total return (%) (r)(s)(t)(x)	13.47	14.21	(1.61)		7.16	14.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.38	0.35		0.44	0.51
Expenses after expense reductions (f)(h)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	2.26	1.92	0.97		1.31	1.20
Portfolio turnover	20	52	7		9	9
Net assets at end of period (000 omitted)	$566	$423	$1,560		$1,132	$840

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.38	$14.94	$15.64	$14.98	$13.31

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.04	$(0.01)	$0.12	$0.02
Net realized and unrealized gain (loss)	1.82	1.88	(0.40)	0.79	1.74
Total from investment operations	$2.03	$1.92	$(0.41)	$0.91	$1.76

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.07)	$(0.03)	$(0.14)	$(0.09)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.44)	$(0.48)	$(0.29)	$(0.25)	$(0.09)
Net asset value, end of period (x)	$17.97	$16.38	$14.94	$15.64	$14.98
Total return (%) (r)(s)(t)(x)	12.35	13.06	(2.64)	6.14	13.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	1.40	1.34	1.42	1.51
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.18	0.26	(0.05)	0.77	0.16
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$1,052	$606	$316	$377	$567

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.44	$14.98	$15.73	$15.04	$13.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.13	$0.09	$0.12	$0.10
Net realized and unrealized gain (loss)	1.82	1.88	(0.43)	0.87	1.75
Total from investment operations	$2.12	$2.01	$(0.34)	$0.99	$1.85

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.14)	$(0.15)	$(0.19)	$(0.15)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.49)	$(0.55)	$(0.41)	$(0.30)	$(0.15)
Net asset value, end of period (x)	$18.07	$16.44	$14.98	$15.73	$15.04
Total return (%) (r)(s)(t)(x)	12.89	13.64	(2.16)	6.67	13.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.83	0.90	0.85	0.94	1.01
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.67	0.82	0.60	0.81	0.67
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$46,468	$33,805	$19,041	$13,030	$6,975

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.53	$15.05	$15.80	$15.09	$13.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.16	$0.11	$0.14	$0.13
Net realized and unrealized gain (loss)	1.84	1.89	(0.42)	0.90	1.77
Total from investment operations	$2.18	$2.05	$(0.31)	$1.04	$1.90

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.16)	$(0.18)	$(0.22)	$(0.18)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.53)	$(0.57)	$(0.44)	$(0.33)	$(0.18)
Net asset value, end of period (x)	$18.18	$16.53	$15.05	$15.80	$15.09
Total return (%) (r)(s)(t)(x)	13.19	13.91	(1.96)	6.95	14.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	0.65	0.60	0.69	0.76
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.90	1.03	0.76	0.90	0.90
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$48,180	$27,276	$15,980	$9,089	$4,941

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$16.60	$15.11	$15.85	$15.13	$13.40

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.21	$0.16	$0.20	$0.18
Net realized and unrealized gain (loss)	1.82	1.89	(0.43)	0.88	1.75
Total from investment operations	$2.24	$2.10	$(0.27)	$1.08	$1.93

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.20)	$(0.21)	$(0.25)	$(0.20)
From net realized gain	(0.15)	(0.41)	(0.26)	(0.11)	—
Total distributions declared to shareholders	$(0.56)	$(0.61)	$(0.47)	$(0.36)	$(0.20)
Net asset value, end of period (x)	$18.28	$16.60	$15.11	$15.85	$15.13
Total return (%) (r)(s)(t)(x)	13.49	14.15	(1.68)	7.23	14.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.39	0.35	0.44	0.51
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.35	1.30	1.06	1.28	1.22
Portfolio turnover	20	52	7	9	9
Net assets at end of period (000 omitted)	$70,936	$75,323	$66,990	$58,759	$38,224
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$16.60	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.04
Net realized and unrealized gain (loss)	1.75	1.26
Total from investment operations	$2.26	$1.30

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.20)
From net realized gain	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.59)	$(0.61)
Net asset value, end of period (x)	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	13.60	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.32	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.82	0.41	(a)
Portfolio turnover	20	52
Net assets at end of period (000 omitted)	$23,365	$8,776

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.00	$12.61	$13.16	$12.54	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.13	$0.13	$0.14	$0.12
Net realized and unrealized gain (loss)	1.55	1.59	(0.38)	0.72	1.45
Total from investment operations	$1.84	$1.72	$(0.25)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.13)	$(0.14)	$(0.18)	$(0.13)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.39)	$(0.33)	$(0.30)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$15.45	$14.00	$12.61	$13.16	$12.54
Total return (%) (r)(s)(t)(x)	13.10	13.80	(1.81)	6.90	14.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92	1.34	1.73	2.84	7.18
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.91	1.01	1.00	1.10	0.97
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$4,833	$3,516	$2,014	$1,036	$428

	Year ended
Class B	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.95	$12.58	$13.12	$12.51	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.04	$(0.01)	$0.03	$0.01
Net realized and unrealized gain (loss)	1.55	1.57	(0.33)	0.73	1.46
Total from investment operations	$1.73	$1.61	$(0.34)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.04)	$(0.04)	$(0.09)	$(0.03)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.29)	$(0.24)	$(0.20)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$15.39	$13.95	$12.58	$13.12	$12.51
Total return (%) (r)(s)(t)(x)	12.36	12.94	(2.58)	6.13	13.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67	2.09	2.50	3.67	8.83
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.22	0.28	(0.06)	0.26	0.11
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$470	$407	$270	$244	$148

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class C	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$13.86	$12.49	$13.04		$12.45	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.03	$(0.00	)(w)	$0.05	$0.06
Net realized and unrealized gain (loss)	1.53	1.58	(0.34)		0.71	1.41
Total from investment operations	$1.71	$1.61	$(0.34)		$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.04)	$(0.05)		$(0.11)	$(0.09)
From net realized gain	(0.08)	(0.20)	(0.16)		(0.06)	(0.02)
Total distributions declared to shareholders	$(0.29)	$(0.24)	$(0.21)		$(0.17)	$(0.11)
Net asset value, end of period (x)	$15.28	$13.86	$12.49		$13.04	$12.45
Total return (%) (r)(s)(t)(x)	12.29	12.98	(2.59)		6.17	13.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67	2.08	2.50		3.61	7.52
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.00	1.00
Net investment income (loss) (l)	1.19	0.26	(0.00	)(w)	0.37	0.46
Portfolio turnover	18	45	14		18	20
Net assets at end of period (000 omitted)	$1,789	$1,284	$1,100		$1,031	$494

	Year ended
Class I	4/30/18	4/30/17	4/30/16		4/30/15	4/30/14
Net asset value, beginning of period	$14.00	$12.65	$13.20		$12.57	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.26	$0.12		$0.12	$0.14
Net realized and unrealized gain (loss)	1.58	1.45	(0.34)		0.77	1.47
Total from investment operations	$1.88	$1.71	$(0.22)		$0.89	$1.61

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.16)	$(0.17)		$(0.20)	$(0.15)
From net realized gain	(0.08)	(0.20)	(0.16)		(0.06)	(0.02)
Total distributions declared to shareholders	$(0.42)	$(0.36)	$(0.33)		$(0.26)	$(0.17)
Net asset value, end of period (x)	$15.46	$14.00	$12.65		$13.20	$12.57
Total return (%) (r)(s)(t)(x)	13.40	13.66	(1.61)		7.14	14.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	1.09	1.50		2.80	6.45
Expenses after expense reductions (f)(h)	0.00	0.00	0.00		0.00	0.00
Net investment income (loss) (l)	1.98	2.01	0.94		0.95	1.13
Portfolio turnover	18	45	14		18	20
Net assets at end of period (000 omitted)	$114	$79	$608		$391	$477

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.92	$12.63	$13.14	$12.51	$11.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.15	$(0.04)	$0.03	$0.02
Net realized and unrealized gain (loss)	1.55	1.46	(0.31)	0.73	1.45
Total from investment operations	$1.72	$1.61	$(0.35)	$0.76	$1.47

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.12)	$—	$(0.07)	$(0.03)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.32)	$(0.32)	$(0.16)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$15.32	$13.92	$12.63	$13.14	$12.51
Total return (%) (r)(s)(t)(x)	12.31	12.93	(2.62)	6.14	13.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66	2.08	2.53	3.71	8.98
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.13	1.10	(0.31)	0.21	0.15
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$854	$318	$62	$141	$127

	Year ended
Class R2	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$13.94	$12.57	$13.14	$12.53	$11.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.11	$0.07	$0.09	$0.07
Net realized and unrealized gain (loss)	1.53	1.58	(0.36)	0.73	1.47
Total from investment operations	$1.79	$1.69	$(0.29)	$0.82	$1.54

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.12)	$(0.12)	$(0.15)	$(0.10)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.37)	$(0.32)	$(0.28)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$15.36	$13.94	$12.57	$13.14	$12.53
Total return (%) (r)(s)(t)(x)	12.82	13.59	(2.12)	6.63	13.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	1.60	1.98	3.11	7.83
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.73	0.85	0.57	0.73	0.60
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$15,534	$6,657	$1,855	$773	$260

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.00	$12.61	$13.17	$12.54	$11.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.14	$0.10	$0.11	$0.12
Net realized and unrealized gain (loss)	1.55	1.58	(0.36)	0.75	1.45
Total from investment operations	$1.84	$1.72	$(0.26)	$0.86	$1.57

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.13)	$(0.14)	$(0.17)	$(0.13)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.39)	$(0.33)	$(0.30)	$(0.23)	$(0.15)
Net asset value, end of period (x)	$15.45	$14.00	$12.61	$13.17	$12.54
Total return (%) (r)(s)(t)(x)	13.14	13.83	(1.89)	6.95	14.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92	1.34	1.74	2.81	7.04
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.89	1.07	0.76	0.84	0.97
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$21,438	$10,285	$3,915	$2,353	$894

	Year ended
Class R4	4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
Net asset value, beginning of period	$14.06	$12.65	$13.20	$12.56	$11.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.17	$0.13	$0.18	$0.15
Net realized and unrealized gain (loss)	1.52	1.60	(0.35)	0.72	1.45
Total from investment operations	$1.89	$1.77	$(0.22)	$0.90	$1.60

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.16)	$(0.17)	$(0.20)	$(0.15)
From net realized gain	(0.08)	(0.20)	(0.16)	(0.06)	(0.02)
Total distributions declared to shareholders	$(0.42)	$(0.36)	$(0.33)	$(0.26)	$(0.17)
Net asset value, end of period (x)	$15.53	$14.06	$12.65	$13.20	$12.56
Total return (%) (r)(s)(t)(x)	13.42	14.14	(1.61)	7.23	14.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	1.09	1.48	2.51	5.94
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.43	1.31	1.07	1.42	1.24
Portfolio turnover	18	45	14	18	20
Net assets at end of period (000 omitted)	$26,747	$21,882	$10,776	$5,056	$1,560

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (i)
Net asset value, beginning of period	$14.06	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.04
Net realized and unrealized gain (loss)	1.42	1.06
Total from investment operations	$1.91	$1.10

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.16)
From net realized gain	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.44)	$(0.36)
Net asset value, end of period (x)	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	13.56	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.95	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	3.15	0.44	(a)
Portfolio turnover	18	45
Net assets at end of period (000 omitted)	$7,695	$1,726

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the inception of Class R6, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Year ended
Class A	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.10
Net realized and unrealized gain (loss)	1.16	0.74
Total from investment operations	$1.41	$0.84

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.11)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.29)	$(0.11)
Net asset value, end of period (x)	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	13.19	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.75	15.07	(a)
Expenses after expense reductions (f)(h)	0.16	0.12	(a)
Net investment income (loss) (l)	2.17	2.42	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$306	$59

	Year ended
Class B	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.07
Net realized and unrealized gain (loss)	1.19	0.73
Total from investment operations	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.21)	$(0.10)
Net asset value, end of period (x)	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	12.39	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.79	15.87	(a)
Expenses after expense reductions (f)(h)	0.90	0.87	(a)
Net investment income (loss) (l)	1.26	1.76	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$73	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class C	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.07
Net realized and unrealized gain (loss)	1.19	0.73
Total from investment operations	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.10)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.22)	$(0.10)
Net asset value, end of period (x)	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	12.38	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.46	15.81	(a)
Expenses after expense reductions (f)(h)	0.90	0.87	(a)
Net investment income (loss) (l)	1.24	1.68	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$107	$60

	Year ended
Class I	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.11
Net realized and unrealized gain (loss)	1.19	0.74
Total from investment operations	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.11)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.50	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.01	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.23	2.76	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$62	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R1	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.07
Net realized and unrealized gain (loss)	1.19	0.73
Total from investment operations	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	12.41	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.02	15.88	(a)
Expenses after expense reductions (f)(h)	0.90	0.87	(a)
Net investment income (loss) (l)	1.23	1.76	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$61	$54

	Year ended
Class R2	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.72	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.09
Net realized and unrealized gain (loss)	1.21	0.73
Total from investment operations	$1.39	$0.82

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.10)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.27)	$(0.10)
Net asset value, end of period (x)	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	12.92	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.36	15.38	(a)
Expenses after expense reductions (f)(h)	0.41	0.37	(a)
Net investment income (loss) (l)	1.56	2.26	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$151	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R3	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.10
Net realized and unrealized gain (loss)	1.17	0.74
Total from investment operations	$1.42	$0.84

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.11)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.30)	$(0.11)
Net asset value, end of period (x)	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	13.21	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.15	14.31	(a)
Expenses after expense reductions (f)(h)	0.16	0.12	(a)
Net investment income (loss) (l)	2.11	2.41	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$1,203	$88

	Year ended
Class R4	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.11
Net realized and unrealized gain (loss)	1.15	0.74
Total from investment operations	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.11)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.82	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.54	2.75	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$356	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Year ended
Class R6	4/30/18	4/30/17 (c)
Net asset value, beginning of period	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.11
Net realized and unrealized gain (loss)	1.20	0.74
Total from investment operations	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.11)
From net realized gain	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.11)
Net asset value, end of period (x)	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.10	14.87	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (loss) (l)	2.18	2.76	(a)
Portfolio turnover	37	2	(n)
Net assets at end of period (000 omitted)	$1,268	$543

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as

“underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by

Notes to Financial Statements – continued

a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2018 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$568,826,151	$—	$—	$568,826,151

MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$359,957,333	$—	$—	$359,957,333

MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$237,037,756	$—	$—	$237,037,756

MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$566,334,089	$—	$—	$566,334,089

Notes to Financial Statements – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$227,124,405	$—	$—	$227,124,405

MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$428,568,982	$—	$—	$428,568,982

MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$161,513,168	$—	$—	$161,513,168

MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$207,097,393	$—	$—	$207,097,393

MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$79,533,536	$—	$—	$79,533,536

MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$3,600,019	$—	$—	$3,600,019

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

Notes to Financial Statements – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,605,779	$10,537,384	$6,358,589	$14,663,281	$5,512,109
Long-term capital gains	6,382,316	4,886,326	950,079	5,000,049	1,250,038
Total distributions	$18,988,095	$15,423,710	$7,308,668	$19,663,330	$6,762,147

Year ended 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,491,232	$3,550,071	$4,260,080	$1,398,251	$44,075
Long-term capital gains	3,240,477	956,004	1,218,136	300,022	8,525
Total distributions	$13,731,709	$4,506,075	$5,478,216	$1,698,273	$52,600

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,951,741	$8,270,288	$3,853,228	$9,722,206	$2,880,064
Long-term capital gains	10,700,428	21,150,566	3,535,116	23,275,162	2,980,004
Total distributions	$23,652,169	$29,420,854	$7,388,344	$32,997,368	$5,860,068

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Ordinary income (including any short-term capital gains)	$6,890,075	$1,955,078	$2,545,008	$550,011	$9,619
Long-term capital gains	17,481,065	1,800,025	2,790,032	314,002	—
Total distributions	$24,371,140	$3,755,103	$5,335,040	$864,013	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$535,133,738	$329,821,762	$216,891,378	$465,927,764	$194,608,812
Gross appreciation	40,492,689	33,406,198	22,368,346	102,755,594	32,963,219
Gross depreciation	(6,800,276)	(3,270,627)	(2,221,968)	(2,349,269)	(447,626)
Net unrealized appreciation (depreciation)	$33,692,413	$30,135,571	$20,146,378	$100,406,325	$32,515,593
Undistributed ordinary income	713,224	1,911,276	1,712,491	1,830,340	2,135,048
Undistributed long-term capital gain	5,462,262	6,188,842	2,286,643	11,231,101	1,809,575
Other temporary differences	(653,249)	—	—	—	—

As of 4/30/18	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$329,672,234	$136,820,993	$173,002,849	$71,104,297	$3,437,898
Gross appreciation	99,182,851	24,837,151	34,284,676	8,497,240	167,280
Gross depreciation	(286,103)	(144,976)	(190,132)	(68,001)	(5,159)
Net unrealized appreciation (depreciation)	$98,896,748	$24,692,175	$34,094,544	$8,429,239	$162,121
Undistributed ordinary income	1,113,960	896,954	315,467	78,389	1,337
Undistributed long-term capital gain	10,177,831	1,477,141	2,165,902	724,265	26,448
Late year ordinary loss deferral	—	—	(2,969)	—	—

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class

Notes to Financial Statements – continued

expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$2,398,788	$2,357,708	$1,249,773	$766,508	$432,896	$185,733
Class B	186,981	203,432	91,371	43,064	26,321	9,289
Class C	1,985,495	1,835,929	279,201	143,905	73,131	20,790
Class I	797,088	641,449	53,819	99,768	3,368	89,384
Class R1	60,968	55,065	89,059	21,848	18,945	2,290
Class R2	558,776	504,995	1,767,538	1,013,324	854,419	255,488
Class R3	1,174,314	868,791	2,259,963	1,028,635	1,442,800	464,677
Class R4	1,904,479	2,582,659	2,431,246	3,312,196	2,364,609	1,951,654
Class R6	458,470	16,697	1,225,726	909	818,543	831
Class 529A	1,673,544	1,289,153	—	—	—	—
Class 529B	58,435	55,329	—	—	—	—
Class 529C	467,772	357,228	—	—	—	—
Total	$11,725,110	$10,768,435	$9,447,696	$6,430,157	$6,035,032	$2,980,136

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$1,387,972	$649,302	$337,208	$106,828	$789,985	$327,186
Class B	141,645	44,742	27,870	5,044	73,989	13,458
Class C	264,745	87,688	42,702	5,917	180,808	32,191
Class I	50,068	179,889	13,040	63,554	46,257	138,682
Class R1	106,904	21,437	36,641	4,521	58,974	2,020
Class R2	2,427,710	1,089,546	668,384	139,625	1,759,698	600,909
Class R3	2,990,300	1,229,070	1,220,662	334,269	1,703,757	566,617
Class R4	3,583,069	3,247,573	2,367,031	1,389,547	3,421,430	2,423,304
Class R6	1,747,665	772	636,542	701	1,102,127	652
Total	$12,700,078	$6,550,019	$5,350,080	$2,050,006	$9,137,025	$4,105,019

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$170,187	$58,476	$236,172	$101,964	$83,567	$27,004
Class B	14,121	2,252	16,826	2,697	6,631	1,131
Class C	36,236	5,938	40,269	8,972	22,020	3,706
Class I	4,138	26,619	14,180	31,096	1,782	14,235
Class R1	11,938	1,160	13,471	1,769	9,021	3,338
Class R2	370,779	79,039	803,171	243,636	232,915	39,414
Class R3	727,135	198,852	776,294	221,522	311,034	72,945
Class R4	1,757,947	902,030	1,576,226	992,703	558,543	194,631
Class R6	367,530	646	498,415	641	147,528	606
Total	$3,460,011	$1,275,012	$3,975,024	$1,605,000	$1,373,041	$357,010

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (c)
Class A	$3,710	$533
Class B	810	506
Class C	1,084	506
Class I	1,261	543
Class R1	704	506
Class R2	1,344	524
Class R3	12,696	533
Class R4	4,710	542
Class R6	15,731	5,426
Total	$42,050	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

From net realized gain

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$1,323,158	$2,368,136	$787,622	$2,774,472	$92,868	$299,624
Class B	155,225	328,754	83,367	329,648	7,913	29,908
Class C	1,677,548	2,989,179	252,436	991,370	21,166	69,057
Class I	403,673	592,199	30,731	312,594	672	124,914
Class R1	50,876	84,844	75,203	210,934	4,876	4,741
Class R2	340,570	606,057	1,228,335	4,225,060	194,805	423,635
Class R3	658,794	910,247	1,402,030	3,750,926	308,197	728,725
Class R4	669,958	2,466,388	1,445,562	10,392,913	486,778	2,726,477
Class R6	271,378	985	670,728	2,780	156,361	1,127
Class 529A	1,155,342	1,671,448	—	—	—	—
Class 529B	60,914	117,366	—	—	—	—
Class 529C	495,549	748,131	—	—	—	—
Total	$7,262,985	$12,883,734	$5,976,014	$22,990,697	$1,273,636	$4,408,208

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$762,335	$2,649,601	$91,006	$219,335	$398,600	$1,673,901
Class B	114,519	445,617	10,307	30,037	56,391	245,968
Class C	211,589	833,376	15,777	44,552	133,920	560,678
Class I	24,922	626,191	3,214	110,388	21,200	581,603
Class R1	81,645	270,575	11,393	10,811	44,925	220,306
Class R2	1,481,346	5,286,932	193,626	305,246	999,949	3,918,031
Class R3	1,628,664	5,042,116	328,483	673,754	855,727	2,912,120
Class R4	1,828,737	11,290,337	605,985	2,414,760	1,603,287	10,150,881
Class R6	829,495	2,604	152,276	1,179	480,685	2,633
Total	$6,963,252	$26,447,349	$1,412,067	$3,810,062	$4,594,684	$20,266,121

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)	Year Ended 4/30/18	Year Ended 4/30/17 (i)
Class A	$53,084	$128,035	$92,817	$252,821	$20,516	$40,996
Class B	6,297	15,145	9,631	23,155	2,409	4,949
Class C	15,525	32,962	23,130	56,605	7,998	18,861
Class I	1,187	48,459	4,927	64,126	398	17,896
Class R1	4,814	5,177	6,860	10,262	2,874	5,286
Class R2	123,741	181,407	342,907	721,348	60,382	65,066
Class R3	226,378	424,693	296,244	547,131	75,049	107,327
Class R4	514,360	1,643,078	560,958	2,053,314	124,530	245,884
Class R6	100,678	1,135	165,718	1,278	31,076	738
Total	$1,046,064	$2,480,091	$1,503,192	$3,730,040	$325,232	$507,003

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
	Year Ended 4/30/18	Year Ended 4/30/17 (c)
Class A	$927	$—
Class B	325	—
Class C	407	—
Class I	297	—
Class R1	296	—
Class R2	385	—
Class R3	3,132	—
Class R4	1,104	—
Class R6	3,677	—
Total	$10,550	$—

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2018, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$1,240,409	$902,325	$675,436	$1,169,978	$656,037	$970,441	$550,652	$603,629	$420,422	$195,165

For Class R6 shares, the investment adviser has further agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2019 for the MFS Lifetime Income Fund and August 31, 2018 for all other funds. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$23,915	$17,803
MFS Lifetime 2020 Fund	8,379	—
MFS Lifetime 2025 Fund	9,983	—
MFS Lifetime 2030 Fund	27,264	—
MFS Lifetime 2035 Fund	9,210	—
MFS Lifetime 2040 Fund	21,970	—
MFS Lifetime 2045 Fund	8,587	—
MFS Lifetime 2050 Fund	10,892	—
MFS Lifetime 2055 Fund	7,395	—
MFS Lifetime 2060 Fund	1,130	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$277,730
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	121,414
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	38,460
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	149,808
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	32,163
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	90,507
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	17,087
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	29,482
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	10,183
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	399

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$137,939
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	51,091
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	13,611
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	89,048
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	14,944
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	49,896
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	8,587
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	11,631
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	4,632
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	633

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,415,081
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	154,776
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	34,485
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	162,850
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	22,280
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	115,780
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	19,705
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	27,693
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	15,358
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	791

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$43,693
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	44,628
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	8,072
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	61,813
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	14,052
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	39,003
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,517
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,056
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,533
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	585

Notes to Financial Statements – continued

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$149,080
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	372,556
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	152,941
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	565,002
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	135,632
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	437,585
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	80,680
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	204,620
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	56,741
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	406

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$133,708
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	209,005
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	130,957
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	314,790
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	117,953
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	189,526
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	78,695
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	90,424
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	37,418
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	1,435

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$195,919

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$44,339

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$338,672

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$2,736,161	$953,470	$378,526	$1,343,311	$337,024

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$922,297	$211,271	$371,906	$129,865	$4,249

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2018, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$3,055	$1,439	$2,771	$3,304	$524
Class B	2	33	17	99	13
Class C	308	312	1	279	18
Class R1	32	—	—	113	—
Class R2	99	159	—	236	—
Class R3	1	—	3	4	23
Class 529A	9,032	N/A	N/A	N/A	N/A
Class 529B	273	N/A	N/A	N/A	N/A
Class 529C	1,371	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$1,633	$319	$264	$81	$—
Class B	218	6	14	8	—
Class C	41	1	3	10	—
Class R2	94	10	11	—	—
Class R3	18	—	12	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2018, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$281	$60	$73	$192	$231
Class B	30,635	4,669	3,961	9,197	1,243
Class C	22,124	1,095	1,034	2,746	577
Class 529B	614	N/A	N/A	N/A	N/A
Class 529C	680	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$578	$31	$187	$189	$—
Class B	6,898	1,145	2,046	1,142	—
Class C	2,032	546	737	429	29

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. For the period from May 1, 2017 through December 10, 2017, the MFS Lifetime Income Fund had entered into an agreement with MFD pursuant to which MFD received an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement terminated on December 10, 2017. For the period May 1, 2017 through December 10, 2017, this waiver amounted to $35,095 and is included in the reduction of total expenses in the Statements of Operations. Effective December 11, 2017, the MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the year ended April 30, 2018 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the year ended April 30, 2018, were as follows:

	Fee	Waiver
Class 529A	$62,735	$23,552
Class 529B	3,634	1,417
Class 529C	27,060	10,126
Total Program Manager Fees and Waivers	$93,429	$35,095

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2018, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$169,775	$28,699	$21,228	$43,659	$21,889
Percentage of average daily net assets	0.0278%	0.0073%	0.0087%	0.0077%	0.0097%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$40,743	$20,503	$26,619	$24,024	$1,239
Percentage of average daily net assets	0.0094%	0.0132%	0.0140%	0.0375%	0.0617%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$721,978	$572,540	$408,286	$762,352	$390,677	$644,182	$294,066	$338,333	$169,356	$4,014

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2018 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0029%	0.0044%	0.0071%	0.0031%	0.0077%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0040%	0.0113%	0.0092%	0.0273%	0.8717%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO

Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended April 30, 2018, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$1,042	$670	$429	$932	$388

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$750	$258	$317	$100	$6

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements – continued

On August 29, 2016, MFS purchased the following fund shares as an investment in the class:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,042	$50,000
MFS Lifetime 2020 Fund	Class R6	3,676	50,000
MFS Lifetime 2025 Fund	Class R6	4,065	50,000
MFS Lifetime 2030 Fund	Class R6	3,408	50,000
MFS Lifetime 2035 Fund	Class R6	3,835	50,000
MFS Lifetime 2040 Fund	Class R6	3,353	50,000
MFS Lifetime 2045 Fund	Class R6	3,786	50,000
MFS Lifetime 2050 Fund	Class R6	3,143	50,000
MFS Lifetime 2055 Fund	Class R6	3,754	50,000

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	CLass B	4,391	$51,636
MFS Lifetime 2035 Fund	Class B	4,182	51,476
MFS Lifetime 2045 Fund	Class C	4,130	51,466
MFS Lifetime 2055 Fund	Class A	4,088	51,752
MFS Lifetime 2055 Fund	Class C	4,105	51,439
MFS Lifetime 2055 Fund	Class R2	4,091	51,669

On October 27, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class B	4,253	$52,138
MFS Lifetime Income Fund	Class C	4,252	52,131
MFS Lifetime Income Fund	Class I	4,299	52,406
MFS Lifetime Income Fund	Class R1	4,247	52,109

On December 6, 2016, MFS purchased the following fund shares as an initial investment in the fund:

Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	Class A	5,000	$50,000
MFS Lifetime 2060 Fund	Class B	5,000	50,000
MFS Lifetime 2060 Fund	Class C	5,000	50,000
MFS Lifetime 2060 Fund	Class I	5,000	50,000
MFS Lifetime 2060 Fund	Class R1	5,000	50,000
MFS Lifetime 2060 Fund	Class R2	5,000	50,000
MFS Lifetime 2060 Fund	Class R3	5,000	50,000
MFS Lifetime 2060 Fund	Class R4	5,000	50,000
MFS Lifetime 2060 Fund	Class R6	50,000	500,000

On August 15, 2017, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	Class R6	4,213	$52,321
MFS Lifetime 2020 Fund	Class R6	3,970	52,878
MFS Lifetime 2025 Fund	Class R6	4,229	54,006
MFS Lifetime 2030 Fund	Class R6	3,651	55,393
MFS Lifetime 2035 Fund	Class R1	678	9,446
MFS Lifetime 2035 Fund	Class R6	3,981	56,089
MFS Lifetime 2040 Fund	Class R6	3,585	56,496
MFS Lifetime 2045 Fund	Class B	699	9,958
MFS Lifetime 2045 Fund	Class R1	696	9,947
MFS Lifetime 2045 Fund	Class R6	3,921	56,546
MFS Lifetime 2050 Fund	Class B	3,525	60,244
MFS Lifetime 2050 Fund	Class R1	582	9,919
MFS Lifetime 2050 Fund	Class R6	3,265	56,547
MFS Lifetime 2055 Fund	Class B	823	11,938
MFS Lifetime 2055 Fund	Class I	744	10,855
MFS Lifetime 2055 Fund	Class R1	820	11,865
MFS Lifetime 2055 Fund	Class R6	3,854	56,544

Notes to Financial Statements – continued

At April 30, 2018, MFS held approximately 83%, 57%, 100%, and 100% of the outstanding shares of Class B, Class C, Class I, and Class R1, respectively, of the MFS Lifetime 2060 Fund.

(4)	Portfolio Securities

For the year ended April 30, 2018, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$64,839,440	$73,900,017	$88,739,303	$104,613,481	$75,793,536
Sales	$149,211,430	$132,356,405	$97,611,903	$121,290,895	$74,706,208

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$78,732,899	$55,887,012	$59,637,629	$37,220,317	$3,125,524
Sales	$108,572,998	$46,016,359	$37,017,239	$11,281,112	$747,730

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,570,740	$19,455,932	1,655,422	$20,148,039	874,650	$11,535,936	805,388	$10,570,971
Class B	41,009	509,648	50,808	617,540	20,859	273,064	33,593	434,616
Class C	1,058,685	13,125,576	2,396,570	29,215,849	124,141	1,598,345	218,227	2,789,735
Class I	1,054,906	13,083,468	1,393,523	16,966,821	43,525	577,609	283,837	3,774,862
Class R1	76,139	943,967	95,782	1,168,956	58,349	767,529	140,979	1,817,366
Class R2	770,210	9,540,633	1,193,385	14,524,780	1,816,565	23,850,777	2,648,051	34,513,596
Class R3	1,578,766	19,605,115	1,665,955	20,344,864	2,178,484	28,760,987	2,363,497	31,097,183
Class R4	977,153	12,095,704	4,864,496	59,712,808	1,872,609	24,848,676	3,448,347	45,644,750
Class R6	1,864,974	23,340,425	626,711	7,574,853	2,379,969	32,044,301	1,664,030	21,282,082
Class 529A	4,868,641	49,659,678	7,543,532	76,318,280	—	—	—	—
Class 529B	278,741	2,844,484	550,890	5,584,151	—	—	—	—
Class 529C	2,362,887	24,093,144	3,289,883	33,294,211	—	—	—	—
	16,502,851	$188,297,774	25,326,957	$285,471,152	9,369,151	$124,257,224	11,605,949	$151,925,161

Shares issued in connection with acquisition of MFS Lifetime 2015 Fund
Class A			169,509	$2,095,136
Class B			18,134	224,131
Class C			69,161	854,836
Class I			25,631	316,800
Class R1			7,046	87,153
Class R2			214,145	2,646,828
Class R3			484,707	5,990,976
Class R4			197,395	2,439,814
			1,185,728	$14,655,674

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	292,591	$3,638,273	385,586	$4,623,838	137,450	$1,797,843	265,180	$3,298,838
Class B	26,741	332,903	43,449	519,564	13,169	171,460	29,479	364,944
Class C	287,628	3,578,466	391,568	4,678,509	35,653	457,789	78,109	953,708
Class I	72,022	896,019	66,970	803,994	5,756	75,752	8,063	100,870
Class R1	8,972	111,786	11,675	139,789	12,597	164,262	18,743	232,782
Class R2	66,213	823,895	86,845	1,040,586	208,430	2,707,503	388,711	4,804,464
Class R3	147,244	1,831,616	148,318	1,778,763	279,755	3,661,993	383,724	4,777,369
Class R4	206,323	2,566,100	420,662	5,048,857	294,590	3,876,808	1,096,409	13,705,109
Class R6	49,628	618,687	913	11,115	127,866	1,680,156	295	3,689
Class 529A	275,125	2,811,781	297,289	2,933,093	—	—	—	—
Class 529B	11,617	118,801	17,495	172,018	—	—	—	—
Class 529C	93,840	958,836	111,958	1,100,078	—	—	—	—
	1,537,944	$18,287,163	1,982,728	$22,850,204	1,115,266	$14,593,566	2,268,713	$28,241,773

Shares reacquired
Class A	(2,509,753)	$(31,085,779)	(2,709,394)	$(32,965,786)	(1,314,434)	$(17,415,297)	(717,037)	$(9,326,383)
Class B	(398,723)	(4,947,769)	(313,984)	(3,817,809)	(114,201)	(1,496,009)	(131,932)	(1,711,182)
Class C	(2,930,152)	(36,287,026)	(3,464,967)	(42,182,168)	(437,526)	(5,639,052)	(324,446)	(4,144,536)
Class I	(1,154,296)	(14,326,758)	(969,617)	(11,777,427)	(41,460)	(549,913)	(506,110)	(6,487,834)
Class R1	(95,654)	(1,189,500)	(190,645)	(2,338,290)	(54,447)	(716,502)	(190,533)	(2,503,647)
Class R2	(1,209,849)	(15,015,150)	(946,225)	(11,500,044)	(2,363,331)	(31,013,425)	(1,958,497)	(25,353,826)
Class R3	(1,374,650)	(17,055,452)	(1,021,520)	(12,407,837)	(1,750,424)	(23,118,351)	(1,863,809)	(24,575,275)
Class R4	(6,094,327)	(76,564,127)	(3,174,195)	(38,517,158)	(6,752,614)	(91,728,500)	(5,851,973)	(75,852,472)
Class R6	(293,127)	(3,644,616)	(73,732)	(891,855)	(668,138)	(8,882,236)	(43,886)	(566,134)
Class 529A	(4,138,056)	(42,244,514)	(5,774,662)	(58,320,956)	—	—	—	—
Class 529B	(365,560)	(3,734,820)	(444,075)	(4,482,719)	—	—	—	—
Class 529C	(2,276,627)	(23,184,198)	(2,805,555)	(28,381,279)	—	—	—	—
	(22,840,774)	$(269,279,709)	(21,888,571)	$(247,583,328)	(13,496,575)	$(180,559,285)	(11,588,223)	$(150,521,289)

Net change
Class A	(646,422)	$(7,991,574)	(498,877)	$(6,098,773)	(302,334)	$(4,081,518)	353,531	$4,543,426
Class B	(330,973)	(4,105,218)	(201,593)	(2,456,574)	(80,173)	(1,051,485)	(68,860)	(911,622)
Class C	(1,583,839)	(19,582,984)	(607,668)	(7,432,974)	(277,732)	(3,582,918)	(28,110)	(401,093)
Class I	(27,368)	(347,271)	516,507	6,310,188	7,821	103,448	(214,210)	(2,612,102)
Class R1	(10,543)	(133,747)	(76,142)	(942,392)	16,499	215,289	(30,811)	(453,499)
Class R2	(373,426)	(4,650,622)	548,150	6,712,150	(338,336)	(4,455,145)	1,078,265	13,964,234
Class R3	351,360	4,381,279	1,277,460	15,706,766	707,815	9,304,629	883,412	11,299,277
Class R4	(4,910,851)	(61,902,323)	2,308,358	28,684,321	(4,585,415)	(63,003,016)	(1,307,217)	(16,502,613)
Class R6	1,621,475	20,314,496	553,892	6,694,113	1,839,697	24,842,221	1,620,439	20,719,637
Class 529A	1,005,710	10,226,945	2,066,159	20,930,417	—	—	—	—
Class 529B	(75,202)	(771,535)	124,310	1,273,450	—	—	—	—
Class 529C	180,100	1,867,782	596,286	6,013,010	—	—	—	—
	(4,799,979)	$(62,694,772)	6,606,842	$75,393,702	(3,012,158)	$(41,708,495)	2,286,439	$29,645,645

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	439,342	$5,659,951	349,270	$4,213,729	792,497	$12,242,729	877,727	$12,595,907
Class B	22,994	292,465	34,123	411,201	48,645	737,390	61,118	859,039
Class C	86,290	1,100,035	82,547	983,986	150,628	2,271,328	205,629	2,877,421
Class I	68,375	883,133	95,625	1,137,968	38,067	592,551	223,277	3,152,000
Class R1	79,777	1,018,577	55,899	679,053	158,961	2,413,570	114,674	1,625,153
Class R2	1,571,472	20,053,970	1,946,642	23,517,353	2,686,924	40,756,518	3,015,758	42,743,365
Class R3	2,407,920	30,860,791	1,713,009	20,762,860	2,723,768	41,722,708	2,861,411	40,928,075
Class R4	1,831,071	23,611,322	2,515,083	30,494,763	2,396,549	36,938,959	4,146,723	59,567,293
Class R6	2,171,031	28,488,221	960,223	11,569,434	3,039,876	47,374,211	2,358,228	33,502,544
	8,678,272	$111,968,465	7,752,421	$93,770,347	12,035,915	$185,049,964	13,864,545	$197,850,797

Shares issued to shareholders in reinvestment of distributions
Class A	36,062	$464,122	39,735	$467,287	122,981	$1,902,517	218,597	$2,996,960
Class B	2,674	34,231	3,350	39,197	16,260	248,610	34,667	470,090
Class C	7,133	90,868	7,151	83,385	26,789	407,191	58,172	784,155
Class I	313	4,040	401	4,722	4,356	67,649	6,629	91,418
Class R1	1,857	23,821	598	7,031	12,283	188,549	21,424	292,012
Class R2	70,893	907,430	51,133	598,767	233,981	3,586,923	438,759	5,967,124
Class R3	136,264	1,750,997	101,566	1,193,402	299,350	4,618,964	457,921	6,264,366
Class R4	220,867	2,851,387	396,788	4,678,131	348,141	5,410,114	1,055,767	14,537,910
Class R6	61,003	787,543	166	1,958	131,223	2,039,201	245	3,376
	537,066	$6,914,439	600,888	$7,073,880	1,195,364	$18,469,718	2,292,181	$31,407,411

Shares reacquired
Class A	(347,589)	$(4,443,758)	(285,176)	$(3,423,382)	(923,005)	$(14,185,368)	(351,989)	$(5,047,177)
Class B	(19,239)	(243,320)	(30,114)	(361,373)	(94,951)	(1,435,970)	(105,593)	(1,490,735)
Class C	(82,528)	(1,044,970)	(63,286)	(753,430)	(237,561)	(3,574,873)	(294,731)	(4,122,101)
Class I	(37,202)	(479,223)	(472,760)	(5,587,165)	(21,950)	(344,511)	(979,343)	(13,643,339)
Class R1	(19,980)	(257,485)	(28,821)	(351,848)	(123,254)	(1,860,960)	(205,043)	(2,927,597)
Class R2	(725,005)	(9,215,230)	(744,503)	(8,965,045)	(2,928,379)	(44,562,712)	(2,146,582)	(30,282,787)
Class R3	(755,969)	(9,721,463)	(554,625)	(6,692,556)	(1,665,039)	(25,650,805)	(2,342,387)	(33,353,705)
Class R4	(6,589,685)	(87,093,536)	(968,170)	(11,735,797)	(6,102,456)	(96,547,086)	(5,520,008)	(79,140,997)
Class R6	(591,896)	(7,598,522)	(87,123)	(1,069,627)	(725,589)	(11,110,604)	(65,323)	(933,135)
	(9,169,093)	$(120,097,507)	(3,234,578)	$(38,940,223)	(12,822,184)	$(199,272,889)	(12,010,999)	$(170,941,573)

Net change
Class A	127,815	$1,680,315	103,829	$1,257,634	(7,527)	$(40,122)	744,335	$10,545,690
Class B	6,429	83,376	7,359	89,025	(30,046)	(449,970)	(9,808)	(161,606)
Class C	10,895	145,933	26,412	313,941	(60,144)	(896,354)	(30,930)	(460,525)
Class I	31,486	407,950	(376,734)	(4,444,475)	20,473	315,689	(749,437)	(10,399,921)
Class R1	61,654	784,913	27,676	334,236	47,990	741,159	(68,945)	(1,010,432)
Class R2	917,360	11,746,170	1,253,272	15,151,075	(7,474)	(219,271)	1,307,935	18,427,702
Class R3	1,788,215	22,890,325	1,259,950	15,263,706	1,358,079	20,690,867	976,945	13,838,736
Class R4	(4,537,747)	(60,630,827)	1,943,701	23,437,097	(3,357,766)	(54,198,013)	(317,518)	(5,035,794)
Class R6	1,640,138	21,677,242	873,266	10,501,765	2,445,510	38,302,808	2,293,150	32,572,785
	46,245	$(1,214,603)	5,118,731	$61,904,004	409,095	$4,246,793	4,145,727	$58,316,635

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	456,502	$6,526,819	295,204	$3,815,900	566,906	$9,118,996	547,047	$7,985,526
Class B	27,756	404,504	23,376	303,354	28,889	457,124	37,749	544,784
Class C	58,484	826,502	52,950	675,809	112,298	1,767,637	159,201	2,269,207
Class I	27,363	398,188	78,643	1,012,403	33,293	534,779	207,039	2,996,672
Class R1	158,580	2,259,004	41,948	545,377	129,646	2,069,716	91,689	1,319,432
Class R2	1,201,115	17,182,087	1,314,616	17,029,054	2,041,886	32,521,105	2,484,624	35,847,627
Class R3	1,952,076	28,095,710	1,426,344	18,532,984	1,976,416	31,789,457	1,603,517	23,440,501
Class R4	1,636,022	23,602,579	2,297,900	29,780,183	2,238,497	36,205,561	3,319,033	48,646,110
Class R6	1,266,185	18,699,329	706,412	9,171,652	1,461,342	23,936,198	1,756,644	25,506,301
	6,784,083	$97,994,722	6,237,393	$80,866,716	8,589,173	$138,400,573	10,206,543	$148,556,160

Shares issued to shareholders in reinvestment of distributions
Class A	26,822	$390,791	24,912	$314,632	63,997	$1,043,784	129,459	$1,811,127
Class B	2,635	38,177	2,791	35,081	7,882	127,694	18,255	253,930
Class C	3,688	53,258	3,708	46,460	16,745	267,914	36,690	504,125
Class I	972	14,173	152	1,922	3,053	50,032	2,779	39,157
Class R1	3,313	48,034	1,215	15,332	6,437	103,899	16,052	222,326
Class R2	51,210	743,064	31,279	393,808	153,118	2,478,978	300,525	4,174,287
Class R3	106,251	1,549,145	79,749	1,008,023	157,024	2,559,484	247,488	3,462,361
Class R4	203,214	2,973,016	300,498	3,804,307	305,826	5,024,717	893,053	12,574,185
Class R6	36,046	527,354	148	1,880	66,594	1,093,476	233	3,285
	434,151	$6,337,012	444,452	$5,621,445	780,676	$12,749,978	1,644,534	$23,044,783

Shares reacquired
Class A	(216,888)	$(3,065,616)	(138,270)	$(1,779,386)	(750,115)	$(12,120,811)	(350,283)	$(5,105,484)
Class B	(9,178)	(130,176)	(30,864)	(393,440)	(61,949)	(977,838)	(49,318)	(712,661)
Class C	(30,283)	(427,897)	(74,457)	(956,636)	(147,583)	(2,319,106)	(185,985)	(2,642,599)
Class I	(7,910)	(111,456)	(372,140)	(4,725,960)	(48,595)	(803,760)	(788,368)	(11,183,483)
Class R1	(75,180)	(1,085,773)	(3,335)	(43,785)	(129,884)	(2,013,528)	(209,494)	(3,025,517)
Class R2	(595,883)	(8,464,857)	(259,560)	(3,307,862)	(2,471,692)	(39,422,790)	(1,954,563)	(28,046,560)
Class R3	(686,777)	(9,976,722)	(518,743)	(6,708,744)	(950,303)	(15,320,665)	(1,164,398)	(16,955,645)
Class R4	(4,686,868)	(70,040,299)	(809,673)	(10,523,716)	(5,318,065)	(88,921,009)	(4,367,978)	(64,194,055)
Class R6	(197,343)	(2,875,767)	(3,135)	(41,258)	(262,338)	(4,293,540)	(50,472)	(738,889)
	(6,506,310)	$(96,178,563)	(2,210,177)	$(28,480,787)	(10,140,524)	$(166,193,047)	(9,120,859)	$(132,604,893)

Net change
Class A	266,436	$3,851,994	181,846	$2,351,146	(119,212)	$(1,958,031)	326,223	$4,691,169
Class B	21,213	312,505	(4,697)	(55,005)	(25,178)	(393,020)	6,686	86,053
Class C	31,889	451,863	(17,799)	(234,367)	(18,540)	(283,555)	9,906	130,733
Class I	20,425	300,905	(293,345)	(3,711,635)	(12,249)	(218,949)	(578,550)	(8,147,654)
Class R1	86,713	1,221,265	39,828	516,924	6,199	160,087	(101,753)	(1,483,759)
Class R2	656,442	9,460,294	1,086,335	14,115,000	(276,688)	(4,422,707)	830,586	11,975,354
Class R3	1,371,550	19,668,133	987,350	12,832,263	1,183,137	19,028,276	686,607	9,947,217
Class R4	(2,847,632)	(43,464,704)	1,788,725	23,060,774	(2,773,742)	(47,690,731)	(155,892)	(2,973,760)
Class R6	1,104,888	16,350,916	703,425	9,132,274	1,265,598	20,736,134	1,706,405	24,770,697
	711,924	$8,153,171	4,471,668	$58,007,374	(770,675)	$(15,042,496)	2,730,218	$38,996,050

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Year ended 4/30/17 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	205,909	$3,078,824	165,665	$2,175,182	208,910	$3,748,870	272,212	$4,336,780
Class B	14,466	213,109	19,767	259,084	14,164	251,649	12,720	201,467
Class C	50,434	735,389	56,949	735,786	37,732	666,022	58,365	912,114
Class I	5,325	81,375	40,817	528,770	11,887	209,225	73,384	1,157,800
Class R1	36,490	538,253	23,393	310,777	40,471	714,936	26,390	415,344
Class R2	831,560	12,267,212	640,168	8,402,664	1,378,613	24,381,437	1,328,596	20,845,313
Class R3	1,519,379	22,643,543	877,036	11,569,501	1,397,753	25,009,017	858,273	13,564,896
Class R4	1,472,346	21,844,889	1,867,142	24,532,024	1,459,139	25,972,233	1,932,619	30,520,981
Class R6	878,888	13,313,294	320,305	4,230,482	876,884	15,883,236	532,977	8,560,338
	5,014,797	$74,715,888	4,011,242	$52,744,270	5,425,553	$96,836,625	5,095,536	$80,515,033

Shares issued to shareholders in reinvestment of distributions
Class A	13,745	$207,280	14,102	$181,205	16,639	$303,168	22,138	$343,142
Class B	1,359	20,418	1,359	17,397	1,467	26,454	1,683	25,852
Class C	2,547	38,071	2,297	29,314	3,122	55,946	3,898	59,530
Class I	352	5,325	297	3,825	1,050	19,107	838	12,968
Class R1	1,114	16,750	493	6,337	1,134	20,331	786	12,030
Class R2	28,438	426,005	18,225	232,918	58,618	1,055,119	59,181	907,243
Class R3	63,272	953,513	48,525	623,545	59,256	1,072,536	49,876	768,594
Class R4	150,285	2,272,307	197,755	2,545,108	117,557	2,137,183	197,027	3,046,017
Class R6	23,148	349,772	138	1,781	29,666	539,036	124	1,919
	284,260	$4,289,441	283,191	$3,641,430	288,509	$5,228,880	335,551	$5,177,295

Shares reacquired
Class A	(150,367)	$(2,212,403)	(100,450)	$(1,326,780)	(235,042)	$(4,180,453)	(113,436)	$(1,805,139)
Class B	(7,228)	(106,632)	(14,262)	(186,848)	(9,104)	(159,713)	(7,584)	(118,035)
Class C	(41,757)	(624,943)	(28,095)	(365,942)	(41,392)	(736,810)	(26,270)	(409,106)
Class I	(5,004)	(77,136)	(168,116)	(2,165,783)	(7,446)	(134,385)	(151,972)	(2,357,889)
Class R1	(13,397)	(196,477)	(2,377)	(31,242)	(20,039)	(346,261)	(11,285)	(174,964)
Class R2	(283,210)	(4,167,931)	(163,858)	(2,143,581)	(921,667)	(16,254,014)	(602,025)	(9,413,563)
Class R3	(463,617)	(6,925,830)	(238,460)	(3,138,694)	(456,605)	(8,149,930)	(319,747)	(5,058,789)
Class R4	(3,095,993)	(47,589,071)	(645,032)	(8,533,291)	(2,232,305)	(40,832,891)	(2,027,038)	(32,453,971)
Class R6	(170,040)	(2,543,538)	(5,763)	(76,534)	(156,495)	(2,830,861)	(4,523)	(73,727)
	(4,230,613)	$(64,443,961)	(1,366,413)	$(17,968,695)	(4,080,095)	$(73,625,318)	(3,263,880)	$(51,865,183)

Net change
Class A	69,287	$1,073,701	79,317	$1,029,607	(9,493)	$(128,415)	180,914	$2,874,783
Class B	8,597	126,895	6,864	89,633	6,527	118,390	6,819	109,284
Class C	11,224	148,517	31,151	399,158	(538)	(14,842)	35,993	562,538
Class I	673	9,564	(127,002)	(1,633,188)	5,491	93,947	(77,750)	(1,187,121)
Class R1	24,207	358,526	21,509	285,872	21,566	389,006	15,891	252,410
Class R2	576,788	8,525,286	494,535	6,492,001	515,564	9,182,542	785,752	12,338,993
Class R3	1,119,034	16,671,226	687,101	9,054,352	1,000,404	17,931,623	588,402	9,274,701
Class R4	(1,473,362)	(23,471,875)	1,419,865	18,543,841	(655,609)	(12,723,475)	102,608	1,113,027
Class R6	731,996	11,119,528	314,680	4,155,729	750,055	13,591,411	528,578	8,488,530
	1,068,444	$14,561,368	2,928,020	$38,417,005	1,633,967	$28,440,187	2,167,207	$33,827,145

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Year ended 4/30/18		Year ended 4/30/17 (i)		Year ended 4/30/18		Period ended 4/30/17 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	135,897	$2,061,650	127,560	$1,695,780	20,978	$245,093	5,491	$55,132
Class B	5,887	87,495	7,413	98,985	1,005	11,898	5,070	50,736
Class C	37,573	563,827	35,114	462,164	3,714	43,468	5,518	55,443
Class I	3,368	52,959	49,381	650,088	—	—	5,000	50,000
Class R1	41,788	633,186	36,755	491,555	—	—	5,000	50,000
Class R2	692,977	10,422,166	389,004	5,178,908	7,827	93,754	5,000	50,000
Class R3	884,135	13,410,315	504,397	6,718,355	96,480	1,128,433	8,141	83,289
Class R4	1,093,741	16,568,171	993,356	13,226,241	48,464	571,598	5,056	50,589
Class R6	432,778	6,696,227	127,027	1,688,677	58,397	698,436	50,059	500,626
	3,328,144	$50,495,996	2,270,007	$30,210,753	236,865	$2,792,680	94,335	$945,815

Shares issued to shareholders in reinvestment of distributions
Class A	6,323	$97,308	5,023	$65,554	393	$4,637	53	$533
Class B	589	9,040	466	6,080	96	1,135	51	506
Class C	1,486	22,660	1,380	17,871	126	1,491	51	506
Class I	142	2,180	145	1,902	132	1,558	54	542
Class R1	778	11,895	662	8,624	84	1,000	51	506
Class R2	16,753	256,482	7,216	93,878	148	1,729	52	524
Class R3	25,103	386,083	13,810	180,218	1,341	15,828	53	533
Class R4	44,240	683,073	33,653	440,515	491	5,814	54	542
Class R6	7,857	121,315	103	1,344	1,594	18,825	543	5,426
	103,271	$1,590,036	62,458	$815,986	4,405	$52,017	962	$9,618

Shares reacquired
Class A	(80,647)	$(1,215,307)	(41,231)	$(546,875)	(1,077)	$(12,803)	(24)	$(250)
Class B	(5,069)	(77,185)	(203)	(2,668)	(7)	(83)	(3)	(33)
Class C	(14,597)	(217,359)	(31,899)	(426,411)	(330)	(3,968)	(8)	(83)
Class I	(1,799)	(27,446)	(91,909)	(1,206,288)	—	—	—	—
Class R1	(9,717)	(146,933)	(19,432)	(265,247)	—	—	—	—
Class R2	(176,227)	(2,665,755)	(66,152)	(882,660)	(270)	(3,145)	—	—
Class R3	(256,438)	(3,886,504)	(94,109)	(1,251,682)	(4,550)	(53,797)	—	—
Class R4	(972,079)	(15,064,682)	(322,216)	(4,269,956)	(24,111)	(285,509)	—	—
Class R6	(67,992)	(1,041,732)	(4,411)	(60,296)	(3,852)	(46,053)	—	—
	(1,584,565)	$(24,342,903)	(671,562)	$(8,912,083)	(34,197)	$(405,358)	(35)	$(366)

Net change
Class A	61,573	$943,651	91,352	$1,214,459	20,294	$236,927	5,520	$55,415
Class B	1,407	19,350	7,676	102,397	1,094	12,950	5,118	51,209
Class C	24,462	369,128	4,595	53,624	3,510	40,991	5,561	55,866
Class I	1,711	27,693	(42,383)	(554,298)	132	1,558	5,054	50,542
Class R1	32,849	498,148	17,985	234,932	84	1,000	5,051	50,506
Class R2	533,503	8,012,893	330,068	4,390,126	7,705	92,338	5,052	50,524
Class R3	652,800	9,909,894	424,098	5,646,891	93,271	1,090,464	8,194	83,822
Class R4	165,902	2,186,562	704,793	9,396,800	24,844	291,903	5,110	51,131
Class R6	372,643	5,775,810	122,719	1,629,725	56,139	671,208	50,602	506,052
	1,846,850	$27,743,129	1,660,903	$22,114,656	207,073	$2,439,339	95,262	$955,067

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2018, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$4,570	$2,961	$1,776	$3,831	$1,577
Interest Expense	—	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$2,934	$1,052	$1,262	$415	$10
Interest Expense	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,315,017	114,132	(1,429,149)	—
MFS Blended Research Core Equity Fund	493,429	54,708	(136,934)	411,203
MFS Blended Research Growth Equity Fund	1,071,292	101,855	(345,153)	827,994
MFS Blended Research International Equity Fund	1,453,500	135,979	(446,025)	1,143,454
MFS Blended Research Mid Cap Equity Fund	1,726,456	198,169	(491,168)	1,433,457
MFS Blended Research Small Cap Equity Fund	516,417	85,558	(170,222)	431,753
MFS Blended Research Value Equity Fund	1,049,010	115,833	(286,178)	878,665
MFS Commodity Strategy Fund	1,068,905	1,197,036	(381,462)	1,884,479
MFS Emerging Markets Debt Fund	840,575	100,604	(158,717)	782,462
MFS Emerging Markets Debt Local Currency Fund	896,505	139,100	(251,248)	784,357
MFS Global Bond Fund	3,609,872	347,304	(770,102)	3,187,074
MFS Global Real Estate Fund	406,034	452,832	(107,989)	750,877
MFS Government Securities Fund	6,346,796	716,144	(1,082,793)	5,980,147
MFS Growth Fund	150,004	16,563	(54,380)	112,187
MFS High Income Fund	5,452,644	648,565	(1,009,624)	5,091,585
MFS Inflation-Adjusted Bond Fund	5,988,902	720,428	(1,125,895)	5,583,435
MFS Institutional Money Market Portfolio	1,786,194	38,557,704	(38,988,105)	1,355,793
MFS International Growth Fund	107,844	10,516	(34,534)	83,826
MFS International Value Fund	81,337	8,450	(23,750)	66,037
MFS Limited Maturity Fund	20,914,007	2,124,987	(3,706,224)	19,332,770
MFS Mid Cap Growth Fund	592,886	88,995	(206,803)	475,078
MFS Mid Cap Value Fund	416,803	55,320	(111,099)	361,024
MFS New Discovery Fund	110,012	18,628	(40,009)	88,631
MFS New Discovery Value Fund	208,993	39,231	(65,067)	183,157
MFS Research Fund	310,425	47,294	(90,434)	267,285
MFS Research International Fund	564,476	46,344	(168,765)	442,055
MFS Total Return Bond Fund	11,715,893	1,199,969	(1,987,592)	10,928,270
MFS Value Fund	332,625	45,831	(89,244)	289,212

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(115,155)	$103,798	$—	$167,891		$—
MFS Blended Research Core Equity Fund	398,383	654,699	220,840	218,044		11,320,422
MFS Blended Research Growth Equity Fund	716,620	1,151,012	53,380	120,134		11,277,275
MFS Blended Research International Equity Fund	661,573	1,369,351	21,817	400,522		14,178,836
MFS Blended Research Mid Cap Equity Fund	595,953	987,607	87,744	556,704		16,886,121
MFS Blended Research Small Cap Equity Fund	192,625	283,393	6,289	210,816		5,655,964
MFS Blended Research Value Equity Fund	385,491	667,342	86,662	353,277		11,325,995
MFS Commodity Strategy Fund	(713,756)	1,200,210	—	202,120		11,419,938
MFS Emerging Markets Debt Fund	9,794	(373,479)	—	568,198		11,322,231
MFS Emerging Markets Debt Local Currency Fund	(222,780)	387,324	—	304,079		5,623,842
MFS Global Bond Fund	(803,276)	1,572,502	—	519,968	(a)	28,237,475
MFS Global Real Estate Fund	2,103	156,797	79,326	183,661		11,473,405
MFS Government Securities Fund	(593,254)	(1,485,418)	—	1,652,281		56,811,391
MFS Growth Fund	2,126,792	137,670	306,885	—		11,361,168
MFS High Income Fund	(81,482)	(485,478)	—	930,994		17,056,809
MFS Inflation-Adjusted Bond Fund	(410,206)	(1,048,160)	—	1,460,516		56,895,207
MFS Institutional Money Market Portfolio	(317)	64	—	14,272		1,355,658
MFS International Growth Fund	240,163	211,631	34,799	47,582		2,850,935
MFS International Value Fund	295,285	30,740	32,309	56,998		2,836,279
MFS Limited Maturity Fund	(618,534)	(1,187,418)	—	2,557,129		113,676,685
MFS Mid Cap Growth Fund	1,079,503	(42,895)	548,548	184,821		8,451,646
MFS Mid Cap Value Fund	644,565	(153,148)	201,980	139,179		8,516,550
MFS New Discovery Fund	246,712	110,789	190,513	82,578		2,839,747
MFS New Discovery Value Fund	176,816	(46,427)	87,209	86,556		2,831,606
MFS Research Fund	(546,415)	(2,483,605)	771,960	290,710		11,324,867
MFS Research International Fund	915,819	(287,802)	—	138,521		8,518,393
MFS Total Return Bond Fund	571,238	697,882	—	3,288,068		113,544,726
MFS Value Fund	935,742	(481,509)	328,774	243,832		11,232,980
	$6,090,002	$1,647,472	$3,059,035	$14,979,451		$568,826,151

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	836,418	117,979	(954,397)	—
MFS Blended Research Core Equity Fund	418,407	71,801	(165,751)	324,457
MFS Blended Research Growth Equity Fund	904,064	154,330	(402,691)	655,703
MFS Blended Research International Equity Fund	1,283,712	208,481	(554,135)	938,058
MFS Blended Research Mid Cap Equity Fund	1,340,986	265,478	(544,738)	1,061,726
MFS Blended Research Small Cap Equity Fund	324,508	98,201	(148,691)	274,018
MFS Blended Research Value Equity Fund	892,942	156,349	(356,811)	692,480
MFS Commodity Strategy Fund	687,741	812,665	(311,737)	1,188,669
MFS Emerging Markets Debt Fund	715,860	108,478	(207,218)	617,120
MFS Emerging Markets Debt Local Currency Fund	961,180	159,875	(380,455)	740,600
MFS Global Bond Fund	2,293,626	337,829	(608,807)	2,022,648
MFS Global Real Estate Fund	261,315	302,710	(86,730)	477,295
MFS Government Securities Fund	4,042,374	679,424	(932,060)	3,789,738
MFS Growth Fund	126,238	24,800	(62,339)	88,699
MFS High Income Fund	5,027,838	741,069	(1,490,143)	4,278,764
MFS Inflation-Adjusted Bond Fund	3,809,098	681,686	(946,460)	3,544,324
MFS Institutional Money Market Portfolio	201	7,798,508	(7,696,304)	102,405
MFS International Growth Fund	113,332	16,286	(50,285)	79,333
MFS International Value Fund	86,054	12,648	(36,340)	62,362
MFS Limited Maturity Fund	8,754,641	2,321,196	(1,815,555)	9,260,282
MFS Mid Cap Growth Fund	457,077	112,199	(217,637)	351,639
MFS Mid Cap Value Fund	324,568	68,074	(127,056)	265,586
MFS New Discovery Fund	69,132	20,821	(33,769)	56,184
MFS New Discovery Value Fund	132,309	40,607	(56,931)	115,985
MFS Research Fund	262,821	58,152	(109,819)	211,154
MFS Research International Fund	433,560	65,532	(172,814)	326,278
MFS Total Return Bond Fund	6,178,364	1,246,315	(1,345,356)	6,079,323
MFS Value Fund	281,797	55,491	(108,002)	229,286

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(75,103)	$62,439	$—	$108,298		$—
MFS Blended Research Core Equity Fund	442,268	473,055	190,600	188,182		8,932,301
MFS Blended Research Growth Equity Fund	741,892	865,593	45,932	103,375		8,930,672
MFS Blended Research International Equity Fund	747,558	1,064,943	19,708	361,809		11,631,919
MFS Blended Research Mid Cap Equity Fund	577,761	688,227	70,048	444,423		12,507,137
MFS Blended Research Small Cap Equity Fund	126,056	187,440	4,238	142,045		3,589,632
MFS Blended Research Value Equity Fund	440,943	475,725	74,591	304,069		8,926,067
MFS Commodity Strategy Fund	(760,063)	1,073,077	—	135,772		7,203,334
MFS Emerging Markets Debt Fund	22,437	(304,434)	—	475,951		8,929,729
MFS Emerging Markets Debt Local Currency Fund	(346,129)	525,904	—	311,658		5,310,100
MFS Global Bond Fund	(672,525)	1,162,323	—	336,088	(a)	17,920,660
MFS Global Real Estate Fund	33,547	70,534	53,389	123,609		7,293,070
MFS Government Securities Fund	(441,287)	(891,975)	—	1,068,730		36,002,509
MFS Growth Fund	2,177,398	(264,177)	263,963	—		8,982,531
MFS High Income Fund	(163,313)	(327,540)	—	838,520		14,333,858
MFS Inflation-Adjusted Bond Fund	(347,107)	(585,828)	—	950,931		36,116,667
MFS Institutional Money Market Portfolio	(130)	—	—	648		102,394
MFS International Growth Fund	608,732	(131,557)	36,706	50,190		2,698,135
MFS International Value Fund	601,664	(253,381)	34,052	60,071		2,678,431
MFS Limited Maturity Fund	(271,351)	(588,836)	—	1,174,515		54,450,458
MFS Mid Cap Growth Fund	1,135,228	(337,093)	438,705	147,811		6,255,654
MFS Mid Cap Value Fund	772,816	(379,749)	161,267	111,125		6,265,168
MFS New Discovery Fund	240,843	(12,135)	128,916	55,879		1,800,134
MFS New Discovery Value Fund	117,073	(28,702)	57,894	57,621		1,793,128
MFS Research Fund	1,149,641	(612,972)	664,003	250,055		8,946,619
MFS Research International Fund	565,971	430,495	—	110,572		6,287,370
MFS Total Return Bond Fund	(307,090)	(1,381,366)	—	1,814,252		63,164,167
MFS Value Fund	1,091,450	(673,343)	284,118	207,137		8,905,489
	$8,209,180	$306,667	$2,528,130	$9,933,336		$359,957,333

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	311,000	176,225	(487,225)	—
MFS Blended Research Core Equity Fund	329,963	87,926	(117,992)	299,897
MFS Blended Research Growth Equity Fund	717,637	170,514	(284,269)	603,882
MFS Blended Research International Equity Fund	1,139,413	258,418	(448,794)	949,037
MFS Blended Research Mid Cap Equity Fund	1,268,205	298,022	(473,701)	1,092,526
MFS Blended Research Small Cap Equity Fund	252,821	79,449	(107,325)	224,945
MFS Blended Research Value Equity Fund	699,544	195,595	(255,270)	639,869
MFS Commodity Strategy Fund	917,032	502,018	(437,554)	981,496
MFS Emerging Markets Debt Fund	456,149	206,395	(174,152)	488,392
MFS Emerging Markets Debt Local Currency Fund	649,465	267,912	(263,837)	653,540
MFS Global Bond Fund	1,306,740	526,636	(506,128)	1,327,248
MFS Global Real Estate Fund	248,590	237,545	(96,558)	389,577
MFS Government Securities Fund	2,293,692	1,091,200	(896,503)	2,488,389
MFS Growth Fund	100,712	26,390	(45,250)	81,852
MFS High Income Fund	3,286,380	1,515,774	(1,273,259)	3,528,895
MFS Inflation-Adjusted Bond Fund	1,714,627	963,360	(694,497)	1,983,490
MFS Institutional Money Market Portfolio	722,737	19,254,937	(19,386,315)	591,359
MFS International Growth Fund	105,754	23,875	(42,599)	87,030
MFS International New Discovery Fund	50,516	5,359	(24,238)	31,637
MFS International Value Fund	79,623	20,125	(31,431)	68,317
MFS Limited Maturity Fund	1,170,362	1,437,358	(546,643)	2,061,077
MFS Mid Cap Growth Fund	438,215	120,683	(196,634)	362,264
MFS Mid Cap Value Fund	305,541	80,911	(111,564)	274,888
MFS New Discovery Fund	54,012	16,901	(24,644)	46,269
MFS New Discovery Value Fund	101,888	35,225	(41,842)	95,271
MFS Research Fund	207,926	66,403	(79,761)	194,568
MFS Research International Fund	369,124	80,757	(143,810)	306,071
MFS Total Return Bond Fund	2,152,136	1,342,015	(859,796)	2,634,355
MFS Value Fund	222,307	65,713	(77,105)	210,915

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(3,323)	$(12,310)	$—	$47,786		$—
MFS Blended Research Core Equity Fund	200,331	533,418	177,720	175,469		8,256,174
MFS Blended Research Growth Equity Fund	396,459	923,897	43,137	97,083		8,224,869
MFS Blended Research International Equity Fund	418,058	1,186,195	20,265	372,028		11,768,055
MFS Blended Research Mid Cap Equity Fund	379,857	813,497	75,145	476,762		12,869,952
MFS Blended Research Small Cap Equity Fund	65,721	175,262	3,641	122,048		2,946,777
MFS Blended Research Value Equity Fund	185,115	561,363	69,842	284,710		8,247,910
MFS Commodity Strategy Fund	(573,764)	859,617	—	194,074		5,947,866
MFS Emerging Markets Debt Fund	(33,720)	(196,209)	—	341,268		7,067,031
MFS Emerging Markets Debt Local Currency Fund	(204,740)	311,800	—	244,532		4,685,883
MFS Global Bond Fund	(184,573)	448,924	—	208,801	(a)	11,759,417
MFS Global Real Estate Fund	(18,120)	89,740	56,002	129,661		5,952,739
MFS Government Securities Fund	(405,468)	(447,354)	—	661,022		23,639,701
MFS Growth Fund	536,969	1,029,645	248,221	—		8,289,172
MFS High Income Fund	(170,073)	(219,927)	—	621,258		11,821,798
MFS Inflation-Adjusted Bond Fund	(178,151)	(302,647)	—	494,037		20,211,758
MFS Institutional Money Market Portfolio	63	(15)	—	9,190		591,300
MFS International Growth Fund	142,014	310,480	40,360	55,185		2,959,875
MFS International New Discovery Fund	132,986	84,203	21,036	23,427		1,154,761
MFS International Value Fund	99,273	224,080	37,441	66,050		2,934,229
MFS Limited Maturity Fund	(30,032)	(147,633)	—	217,269		12,119,134
MFS Mid Cap Growth Fund	162,043	550,112	470,678	158,584		6,444,682
MFS Mid Cap Value Fund	125,329	240,969	172,854	119,109		6,484,605
MFS New Discovery Fund	38,435	131,744	110,972	48,101		1,482,456
MFS New Discovery Value Fund	30,979	38,106	47,631	47,829		1,472,888
MFS Research Fund	47,903	304,346	622,956	234,597		8,243,850
MFS Research International Fund	238,654	618,043	—	106,512		5,897,988
MFS Total Return Bond Fund	(187,443)	(542,579)	—	717,666		27,370,947
MFS Value Fund	119,418	168,474	265,931	184,348		8,191,939
	$1,330,200	$7,735,241	$2,483,832	$6,458,406		$237,037,756

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	553,645	127,583	(681,228)	—
MFS Blended Research Core Equity Fund	826,714	139,971	(144,231)	822,454
MFS Blended Research Emerging Markets Equity Fund	141,513	12,392	(60,912)	92,993
MFS Blended Research Growth Equity Fund	2,247,749	225,685	(511,508)	1,961,926
MFS Blended Research International Equity Fund	3,725,511	444,095	(872,623)	3,296,983
MFS Blended Research Mid Cap Equity Fund	4,041,959	538,437	(763,200)	3,817,196
MFS Blended Research Small Cap Equity Fund	794,432	150,021	(189,650)	754,803
MFS Blended Research Value Equity Fund	2,217,436	307,828	(448,297)	2,076,967
MFS Commodity Strategy Fund	3,350,639	860,877	(923,101)	3,288,415
MFS Emerging Markets Debt Fund	1,056,357	296,495	(187,104)	1,165,748
MFS Emerging Markets Debt Local Currency Fund	1,504,473	387,771	(334,946)	1,557,298
MFS Emerging Markets Equity Fund	58,221	2,431	(23,635)	37,017
MFS Global Bond Fund	1,790,259	736,486	(289,681)	2,237,064
MFS Global Real Estate Fund	929,335	551,443	(173,935)	1,306,843
MFS Government Securities Fund	1,688,035	1,594,513	(248,708)	3,033,840
MFS Growth Fund	314,560	35,812	(83,931)	266,441
MFS High Income Fund	7,607,131	2,166,960	(1,331,292)	8,442,799
MFS Inflation-Adjusted Bond Fund	2,837,811	1,013,306	(511,302)	3,339,815
MFS Institutional Money Market Portfolio	918,319	24,063,909	(24,158,577)	823,651
MFS International Growth Fund	391,925	36,763	(94,341)	334,347
MFS International New Discovery Fund	282,595	21,271	(73,433)	230,433
MFS International Value Fund	296,088	31,650	(66,219)	261,519
MFS Mid Cap Growth Fund	1,379,059	220,917	(335,531)	1,264,445
MFS Mid Cap Value Fund	977,854	164,674	(183,154)	959,374
MFS New Discovery Fund	169,225	30,065	(44,075)	155,215
MFS New Discovery Value Fund	323,801	71,040	(75,430)	319,411
MFS Research Fund	519,140	108,390	(93,491)	534,039
MFS Research International Fund	1,044,569	119,727	(208,529)	955,767
MFS Total Return Bond Fund	2,257,552	1,113,089	(357,413)	3,013,228
MFS Value Fund	699,801	115,634	(131,056)	684,379

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$(20,913)	$6,891	$—	$78,329		$—
MFS Blended Research Core Equity Fund	251,505	1,574,253	422,328	416,979		22,642,159
MFS Blended Research Emerging Markets Equity Fund	145,531	144,380	13,253	62,844		1,390,247
MFS Blended Research Growth Equity Fund	1,001,715	3,091,394	125,316	282,032		26,721,435
MFS Blended Research International Equity Fund	1,017,311	4,387,934	61,920	1,136,735		40,882,587
MFS Blended Research Mid Cap Equity Fund	687,691	3,088,933	228,676	1,451,061		44,966,566
MFS Blended Research Small Cap Equity Fund	132,800	629,943	10,810	362,354		9,887,919
MFS Blended Research Value Equity Fund	422,533	1,846,368	202,162	824,114		26,772,103
MFS Commodity Strategy Fund	(2,312,590)	3,336,564	—	682,306		19,927,797
MFS Emerging Markets Debt Fund	(25,713)	(525,337)	—	785,146		16,868,380
MFS Emerging Markets Debt Local Currency Fund	(298,078)	566,002	—	563,195		11,165,826
MFS Emerging Markets Equity Fund	219,776	116,949	—	6,084		1,391,476
MFS Global Bond Fund	(126,641)	477,601	—	312,587	(a)	19,820,386
MFS Global Real Estate Fund	12,186	220,093	195,742	453,196		19,968,559
MFS Government Securities Fund	(122,666)	(785,034)	—	627,071		28,821,478
MFS Growth Fund	2,599,062	2,390,228	720,132	—		26,982,428
MFS High Income Fund	(191,297)	(727,032)	—	1,428,709		28,283,375
MFS Inflation-Adjusted Bond Fund	(171,608)	(607,007)	—	794,879		34,032,717
MFS Institutional Money Market Portfolio	(191)	59	—	9,742		823,569
MFS International Growth Fund	530,302	1,164,820	137,404	187,880		11,371,155
MFS International New Discovery Fund	401,330	917,145	123,618	137,671		8,410,812
MFS International Value Fund	617,084	595,452	127,338	224,640		11,232,215
MFS Mid Cap Growth Fund	699,800	1,777,759	1,414,414	476,552		22,494,474
MFS Mid Cap Value Fund	334,568	825,365	525,239	361,929		22,631,626
MFS New Discovery Fund	148,414	428,129	324,542	140,673		4,973,100
MFS New Discovery Value Fund	83,177	123,580	144,420	143,975		4,938,096
MFS Research Fund	19,698	955,985	1,487,634	560,223		22,627,246
MFS Research International Fund	472,921	2,004,153	—	288,436		18,417,630
MFS Total Return Bond Fund	(102,599)	(729,096)	—	767,424		31,307,439
MFS Value Fund	631,921	222,811	769,404	557,262		26,581,289
	$7,057,029	$27,519,285	$7,034,352	$14,124,028		$566,334,089

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	138,050	86,361	(224,411)	—
MFS Blended Research Core Equity Fund	312,895	105,264	(90,217)	327,942
MFS Blended Research Emerging Markets Equity Fund	105,206	31,986	(42,400)	94,792
MFS Blended Research Growth Equity Fund	959,128	276,306	(303,958)	931,476
MFS Blended Research International Equity Fund	1,720,509	510,896	(566,074)	1,665,331
MFS Blended Research Mid Cap Equity Fund	1,705,133	587,247	(522,807)	1,769,573
MFS Blended Research Small Cap Equity Fund	354,264	140,338	(129,290)	365,312
MFS Blended Research Value Equity Fund	946,006	326,478	(287,628)	984,856
MFS Commodity Strategy Fund	1,499,215	764,954	(672,598)	1,591,571
MFS Emerging Markets Debt Fund	263,933	191,778	(99,663)	356,048
MFS Emerging Markets Debt Local Currency Fund	376,218	250,662	(148,794)	478,086
MFS Emerging Markets Equity Fund	43,163	10,832	(16,267)	37,728
MFS Global Bond Fund	302,841	198,587	(114,189)	387,239
MFS Global Real Estate Fund	482,416	326,706	(170,899)	638,223
MFS Growth Fund	133,990	38,856	(47,165)	125,681
MFS High Income Fund	1,898,966	1,391,254	(719,660)	2,570,560
MFS Inflation-Adjusted Bond Fund	792,242	501,780	(311,439)	982,583
MFS Institutional Money Market Portfolio	465,304	14,508,780	(14,399,386)	574,698
MFS International Growth Fund	194,265	58,572	(68,791)	184,046
MFS International New Discovery Fund	170,501	44,058	(60,261)	154,298
MFS International Value Fund	146,026	49,580	(50,665)	144,941
MFS Mid Cap Growth Fund	583,960	204,412	(201,862)	586,510
MFS Mid Cap Value Fund	412,647	160,312	(130,058)	442,901
MFS New Discovery Fund	75,453	28,254	(28,830)	74,877
MFS New Discovery Value Fund	143,964	63,049	(52,269)	154,744
MFS Research Fund	196,637	76,035	(59,305)	213,367
MFS Research International Fund	437,482	136,923	(148,068)	426,337
MFS Total Return Bond Fund	529,183	298,285	(197,333)	630,135
MFS Value Fund	298,766	116,189	(88,717)	326,238

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$1,642	$(9,429)	$—	$22,277		$—
MFS Blended Research Core Equity Fund	88,080	633,671	180,155	177,874		9,028,242
MFS Blended Research Emerging Markets Equity Fund	46,627	180,959	12,932	61,320		1,417,136
MFS Blended Research Growth Equity Fund	319,812	1,552,010	62,362	140,349		12,686,705
MFS Blended Research International Equity Fund	276,802	2,283,248	32,890	603,793		20,650,106
MFS Blended Research Mid Cap Equity Fund	177,374	1,487,503	111,687	708,608		20,845,572
MFS Blended Research Small Cap Equity Fund	37,158	320,248	5,559	186,332		4,785,585
MFS Blended Research Value Equity Fund	129,237	906,311	100,481	409,612		12,694,795
MFS Commodity Strategy Fund	(750,337)	1,236,743	—	352,937		9,644,920
MFS Emerging Markets Debt Fund	(12,989)	(157,138)	—	223,130		5,152,012
MFS Emerging Markets Debt Local Currency Fund	(81,563)	139,440	—	160,854		3,427,875
MFS Emerging Markets Equity Fund	64,805	214,853	—	5,917		1,418,195
MFS Global Bond Fund	(16,723)	75,910	—	54,953	(a)	3,430,940
MFS Global Real Estate Fund	(88,375)	171,457	116,381	269,454		9,752,047
MFS Growth Fund	350,389	1,898,475	358,808	—		12,727,724
MFS High Income Fund	(71,167)	(202,845)	—	406,276		8,611,378
MFS Inflation-Adjusted Bond Fund	(77,809)	(152,028)	—	236,042		10,012,518
MFS Institutional Money Market Portfolio	(24)	(17)	—	4,901		574,640
MFS International Growth Fund	133,382	741,988	79,221	108,323		6,259,402
MFS International New Discovery Fund	143,094	695,839	86,653	96,504		5,631,882
MFS International Value Fund	76,191	541,089	73,432	129,544		6,225,211
MFS Mid Cap Growth Fund	16,186	1,016,601	692,462	233,309		10,434,017
MFS Mid Cap Value Fund	35,893	470,855	256,580	176,802		10,448,047
MFS New Discovery Fund	15,375	247,220	167,042	72,404		2,399,045
MFS New Discovery Value Fund	16,649	81,876	71,727	72,041		2,392,341
MFS Research Fund	(32,066)	370,215	635,031	239,144		9,040,357
MFS Research International Fund	151,985	925,023	—	136,953		8,215,518
MFS Total Return Bond Fund	(52,526)	(124,280)	—	173,687		6,547,101
MFS Value Fund	55,572	292,317	382,667	264,989		12,671,094
	$952,674	$15,838,114	$3,426,070	$5,728,329		$227,124,405

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	66,853	60,460	(127,313)	—
MFS Blended Research Core Equity Fund	634,453	119,627	(132,622)	621,458
MFS Blended Research Emerging Markets Equity Fund	292,377	55,556	(96,636)	251,297
MFS Blended Research Growth Equity Fund	2,038,067	279,696	(477,716)	1,840,047
MFS Blended Research International Equity Fund	3,938,514	604,128	(963,298)	3,579,344
MFS Blended Research Mid Cap Equity Fund	3,644,888	654,609	(769,737)	3,529,760
MFS Blended Research Small Cap Equity Fund	801,303	183,030	(210,992)	773,341
MFS Blended Research Value Equity Fund	2,002,659	408,719	(464,300)	1,947,078
MFS Commodity Strategy Fund	3,375,864	1,146,529	(1,159,656)	3,362,737
MFS Emerging Markets Debt Fund	127,715	134,632	(34,393)	227,954
MFS Emerging Markets Debt Local Currency Fund	181,826	175,504	(52,577)	304,753
MFS Emerging Markets Equity Fund	120,230	16,072	(36,463)	99,839
MFS Global Bond Fund	146,695	140,407	(39,332)	247,770
MFS Global Real Estate Fund	1,241,893	405,581	(290,401)	1,357,073
MFS Growth Fund	285,058	41,281	(78,038)	248,301
MFS High Income Fund	920,162	971,918	(247,327)	1,644,753
MFS Inflation-Adjusted Bond Fund	1,118,828	515,107	(306,371)	1,327,564
MFS Institutional Money Market Portfolio	169	5,796,994	(5,679,859)	117,304
MFS International Growth Fund	460,849	65,100	(114,703)	411,246
MFS International New Discovery Fund	475,743	57,804	(124,948)	408,599
MFS International Value Fund	348,111	58,748	(83,591)	323,268
MFS Mid Cap Growth Fund	1,245,241	250,189	(327,416)	1,168,014
MFS Mid Cap Value Fund	881,406	197,732	(195,278)	883,860
MFS New Discovery Fund	170,893	36,891	(49,148)	158,636
MFS New Discovery Value Fund	326,038	90,375	(89,058)	327,355
MFS Research Fund	398,651	88,903	(83,425)	404,129
MFS Research International Fund	941,891	142,931	(222,654)	862,168
MFS Total Return Bond Fund	975,357	368,105	(257,438)	1,086,024
MFS Value Fund	632,758	143,085	(131,557)	644,286

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income		Ending Value
MFS Absolute Return Fund	$3,771	$(9,636)	$—	$12,786		$—
MFS Blended Research Core Equity Fund	236,486	1,178,135	327,846	323,694		17,108,750
MFS Blended Research Emerging Markets Equity Fund	162,759	468,902	32,619	154,678		3,756,891
MFS Blended Research Growth Equity Fund	924,367	2,873,807	117,933	265,414		25,061,434
MFS Blended Research International Equity Fund	955,176	4,818,548	68,038	1,249,204		44,383,866
MFS Blended Research Mid Cap Equity Fund	561,863	2,902,563	213,879	1,356,979		41,580,574
MFS Blended Research Small Cap Equity Fund	114,430	664,016	11,269	377,730		10,130,773
MFS Blended Research Value Equity Fund	325,645	1,774,673	190,937	778,358		25,097,836
MFS Commodity Strategy Fund	(2,377,280)	3,434,717	—	716,922		20,378,187
MFS Emerging Markets Debt Fund	(5,679)	(103,807)	—	125,163		3,298,496
MFS Emerging Markets Debt Local Currency Fund	(4,427)	30,693	—	90,915		2,185,083
MFS Emerging Markets Equity Fund	212,887	543,292	—	14,966		3,752,960
MFS Global Bond Fund	(4,954)	30,321	—	31,058	(a)	2,195,242
MFS Global Real Estate Fund	(44,011)	225,199	270,884	627,172		20,736,078
MFS Growth Fund	2,118,010	2,507,729	677,652	—		25,145,430
MFS High Income Fund	(11,245)	(154,965)	—	227,987		5,509,921
MFS Inflation-Adjusted Bond Fund	(81,857)	(231,286)	—	317,953		13,527,874
MFS Institutional Money Market Portfolio	30	2	—	578		117,292
MFS International Growth Fund	446,685	1,581,723	170,190	232,709		13,986,471
MFS International New Discovery Fund	479,578	1,791,066	219,376	244,316		14,913,873
MFS International Value Fund	427,403	1,013,071	157,751	278,291		13,884,367
MFS Mid Cap Growth Fund	356,352	1,894,226	1,325,888	446,727		20,778,973
MFS Mid Cap Value Fund	149,428	907,589	491,554	338,717		20,850,247
MFS New Discovery Fund	133,194	454,477	338,388	146,674		5,082,687
MFS New Discovery Value Fund	58,858	151,671	150,151	149,895		5,060,911
MFS Research Fund	58,461	690,472	1,154,858	434,904		17,122,959
MFS Research International Fund	412,597	1,838,332	—	266,171		16,613,965
MFS Total Return Bond Fund	(71,884)	(233,592)	—	304,273		11,283,790
MFS Value Fund	228,058	533,315	727,073	522,127		25,024,052
	$5,764,701	$31,575,253	$6,646,286	$10,036,361		$428,568,982

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	206,868	84,350	(57,624)	233,594
MFS Blended Research Emerging Markets Equity Fund	103,726	41,682	(37,081)	108,327
MFS Blended Research Growth Equity Fund	672,463	231,496	(196,379)	707,580
MFS Blended Research International Equity Fund	1,342,334	503,950	(416,953)	1,429,331
MFS Blended Research Mid Cap Equity Fund	1,206,427	514,413	(358,176)	1,362,664
MFS Blended Research Small Cap Equity Fund	270,777	130,798	(95,068)	306,507
MFS Blended Research Value Equity Fund	660,589	281,167	(192,985)	748,771
MFS Commodity Strategy Fund	1,130,795	713,673	(508,560)	1,335,908
MFS Emerging Markets Equity Fund	42,688	14,626	(14,214)	43,100
MFS Global Real Estate Fund	430,027	266,350	(158,931)	537,446
MFS Growth Fund	94,321	30,958	(29,860)	95,419
MFS Inflation-Adjusted Bond Fund	314,181	207,570	(123,695)	398,056
MFS Institutional Money Market Portfolio	380,908	10,094,529	(10,155,321)	320,116
MFS International Growth Fund	158,661	59,683	(51,363)	166,981
MFS International New Discovery Fund	168,772	60,864	(53,186)	176,450
MFS International Value Fund	119,419	50,216	(38,075)	131,560
MFS Mid Cap Growth Fund	415,442	168,927	(133,436)	450,933
MFS Mid Cap Value Fund	291,588	138,974	(89,316)	341,246
MFS New Discovery Fund	57,792	25,773	(20,785)	62,780
MFS New Discovery Value Fund	109,639	58,970	(38,727)	129,882
MFS Research Fund	130,029	59,503	(37,651)	151,881
MFS Research International Fund	316,189	117,609	(99,241)	334,557
MFS Total Return Bond Fund	307,254	198,823	(116,856)	389,221
MFS Value Fund	209,127	97,962	(59,203)	247,886

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$38,359	$437,593	$121,812	$120,270	$6,430,840
MFS Blended Research Emerging Markets Equity Fund	19,827	211,038	13,679	64,867	1,619,488
MFS Blended Research Growth Equity Fund	184,081	1,143,847	44,800	100,824	9,637,236
MFS Blended Research International Equity Fund	55,047	1,983,792	26,643	489,115	17,723,707
MFS Blended Research Mid Cap Equity Fund	51,173	1,125,476	81,747	518,654	16,052,182
MFS Blended Research Small Cap Equity Fund	11,003	267,306	4,394	147,286	4,015,243
MFS Blended Research Value Equity Fund	54,074	671,548	72,698	296,354	9,651,658
MFS Commodity Strategy Fund	(425,511)	820,642	—	280,894	8,095,605
MFS Emerging Markets Equity Fund	41,861	245,183	—	6,259	1,620,140
MFS Global Real Estate Fund	(109,339)	142,776	110,799	256,530	8,212,175
MFS Growth Fund	198,973	1,421,031	257,843	—	9,663,118
MFS Inflation-Adjusted Bond Fund	(30,207)	(62,472)	—	94,599	4,056,191
MFS Institutional Money Market Portfolio	(90)	3	—	4,460	320,084
MFS International Growth Fund	35,329	694,699	67,551	92,366	5,679,030
MFS International New Discovery Fund	51,586	814,997	91,568	101,979	6,440,422
MFS International Value Fund	10,945	496,926	62,661	110,542	5,650,506
MFS Mid Cap Growth Fund	(14,099)	762,484	506,792	170,751	8,022,098
MFS Mid Cap Value Fund	2,221	353,310	188,247	129,716	8,049,985
MFS New Discovery Fund	4,624	203,974	131,875	57,161	2,011,486
MFS New Discovery Value Fund	5,398	68,894	56,260	56,652	2,007,972
MFS Research Fund	(27,125)	245,233	431,495	162,494	6,435,196
MFS Research International Fund	46,459	744,632	—	101,722	6,446,908
MFS Total Return Bond Fund	(32,767)	(77,076)	—	104,316	4,044,005
MFS Value Fund	8,999	206,418	277,427	192,795	9,627,893
	$180,821	$12,922,254	$2,548,291	$3,660,606	$161,513,168

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	252,783	91,142	(44,280)	299,645
MFS Blended Research Emerging Markets Equity Fund	126,309	47,114	(34,232)	139,191
MFS Blended Research Growth Equity Fund	821,379	243,332	(157,395)	907,316
MFS Blended Research International Equity Fund	1,623,156	535,261	(324,224)	1,834,193
MFS Blended Research Mid Cap Equity Fund	1,476,122	547,715	(276,393)	1,747,444
MFS Blended Research Small Cap Equity Fund	329,383	144,778	(81,086)	393,075
MFS Blended Research Value Equity Fund	809,100	313,093	(161,997)	960,196
MFS Commodity Strategy Fund	1,392,157	798,298	(479,505)	1,710,950
MFS Emerging Markets Equity Fund	51,834	15,823	(12,267)	55,390
MFS Global Real Estate Fund	529,491	280,717	(119,968)	690,240
MFS Growth Fund	114,815	32,967	(25,365)	122,417
MFS Inflation-Adjusted Bond Fund	386,035	234,683	(110,265)	510,453
MFS Institutional Money Market Portfolio	368,014	7,704,211	(7,741,755)	330,470
MFS International Growth Fund	191,563	61,432	(38,741)	214,254
MFS International New Discovery Fund	205,062	63,594	(42,215)	226,441
MFS International Value Fund	145,029	52,013	(28,381)	168,661
MFS Mid Cap Growth Fund	503,323	185,680	(110,373)	578,630
MFS Mid Cap Value Fund	357,106	151,755	(71,380)	437,481
MFS New Discovery Fund	70,139	28,463	(18,069)	80,533
MFS New Discovery Value Fund	134,227	66,694	(34,436)	166,485
MFS Research Fund	158,755	64,267	(28,209)	194,813
MFS Research International Fund	381,639	122,213	(74,495)	429,357
MFS Total Return Bond Fund	377,598	225,576	(103,870)	499,304
MFS Value Fund	255,410	107,034	(44,514)	317,930

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$2,106	$563,131	$143,836	$142,015	$8,249,240
MFS Blended Research Emerging Markets Equity Fund	5,851	277,174	16,099	76,338	2,080,911
MFS Blended Research Growth Equity Fund	67,900	1,528,048	52,779	118,782	12,357,640
MFS Blended Research International Equity Fund	(16,282)	2,504,560	31,401	576,520	22,743,994
MFS Blended Research Mid Cap Equity Fund	(19,763)	1,418,366	96,265	610,764	20,584,896
MFS Blended Research Small Cap Equity Fund	(1,945)	341,389	5,191	174,009	5,149,280
MFS Blended Research Value Equity Fund	6,804	853,403	85,547	348,735	12,376,926
MFS Commodity Strategy Fund	(531,385)	1,023,897	—	329,862	10,368,361
MFS Emerging Markets Equity Fund	15,429	332,775	—	7,378	2,082,125
MFS Global Real Estate Fund	(66,583)	101,217	130,366	301,832	10,546,864
MFS Growth Fund	72,600	1,917,265	303,021	—	12,397,116
MFS Inflation-Adjusted Bond Fund	(27,019)	(87,467)	—	115,143	5,201,512
MFS Institutional Money Market Portfolio	(157)	23	—	4,177	330,437
MFS International Growth Fund	711	880,827	79,568	108,798	7,286,765
MFS International New Discovery Fund	5,080	1,048,440	107,920	120,188	8,265,101
MFS International Value Fund	(9,323)	617,283	73,786	130,168	7,243,993
MFS Mid Cap Growth Fund	(23,716)	968,189	595,224	200,546	10,293,828
MFS Mid Cap Value Fund	(14,042)	439,599	221,432	152,583	10,320,186
MFS New Discovery Fund	1,343	261,766	154,819	67,106	2,580,293
MFS New Discovery Value Fund	(2,321)	86,469	66,882	67,184	2,573,860
MFS Research Fund	(29,633)	305,555	507,204	191,006	8,254,206
MFS Research International Fund	4,580	948,266	—	119,957	8,273,700
MFS Total Return Bond Fund	(29,497)	(111,000)	—	127,586	5,187,774
MFS Value Fund	(12,993)	241,671	326,316	231,738	12,348,385
	$(602,255)	$16,460,846	$2,997,656	$4,322,415	$207,097,393

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	72,073	57,532	(14,605)	115,000
MFS Blended Research Emerging Markets Equity Fund	36,166	26,125	(9,147)	53,144
MFS Blended Research Growth Equity Fund	234,028	164,470	(49,859)	348,639
MFS Blended Research International Equity Fund	467,422	329,347	(93,762)	703,007
MFS Blended Research Mid Cap Equity Fund	420,629	333,308	(82,573)	671,364
MFS Blended Research Small Cap Equity Fund	94,096	78,533	(21,680)	150,949
MFS Blended Research Value Equity Fund	230,442	185,735	(47,628)	368,549
MFS Commodity Strategy Fund	395,298	398,704	(138,313)	655,689
MFS Emerging Markets Equity Fund	14,847	9,841	(3,526)	21,162
MFS Global Real Estate Fund	149,916	154,498	(39,849)	264,565
MFS Growth Fund	32,797	21,840	(7,671)	46,966
MFS Inflation-Adjusted Bond Fund	109,651	120,463	(34,758)	195,356
MFS Institutional Money Market Portfolio	211,049	5,571,924	(5,560,173)	222,800
MFS International Growth Fund	55,244	38,902	(12,295)	81,851
MFS International New Discovery Fund	58,601	41,321	(13,109)	86,813
MFS International Value Fund	41,565	32,456	(9,428)	64,593
MFS Mid Cap Growth Fund	143,873	110,267	(31,799)	222,341
MFS Mid Cap Value Fund	101,707	86,638	(20,469)	167,876
MFS New Discovery Fund	20,028	15,828	(4,961)	30,895
MFS New Discovery Value Fund	8,253	64,555	(8,839)	63,969
MFS Research Fund	5,282	78,803	(9,322)	74,763
MFS Research International Fund	110,108	78,939	(24,557)	164,490
MFS Total Return Bond Fund	107,237	116,579	(32,673)	191,143
MFS Value Fund	72,879	63,752	(14,467)	122,164

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(5,527)	$174,356	$49,553	$48,925	$3,165,950
MFS Blended Research Emerging Markets Equity Fund	(2,114)	88,508	5,585	26,485	794,499
MFS Blended Research Growth Equity Fund	(2,416)	503,553	18,300	41,186	4,748,461
MFS Blended Research International Equity Fund	(20,359)	793,029	10,859	199,344	8,717,285
MFS Blended Research Mid Cap Equity Fund	(21,728)	435,678	33,423	212,059	7,908,665
MFS Blended Research Small Cap Equity Fund	(5,799)	114,057	1,805	60,503	1,977,431
MFS Blended Research Value Equity Fund	(6,805)	268,218	29,685	121,009	4,750,603
MFS Commodity Strategy Fund	(31,943)	206,559	—	114,504	3,973,475
MFS Emerging Markets Equity Fund	1,131	109,135	—	2,544	795,501
MFS Global Real Estate Fund	(35,966)	34,190	45,270	104,812	4,042,561
MFS Growth Fund	(578)	645,069	105,106	—	4,756,237
MFS Inflation-Adjusted Bond Fund	(9,249)	(29,118)	—	39,381	1,990,673
MFS Institutional Money Market Portfolio	(46)	(7)	—	2,953	222,778
MFS International Growth Fund	(5,197)	279,708	27,542	37,661	2,783,749
MFS International New Discovery Fund	(4,045)	342,035	37,370	41,618	3,168,671
MFS International Value Fund	(8,665)	190,634	25,548	45,069	2,774,264
MFS Mid Cap Growth Fund	(27,088)	316,011	206,491	69,573	3,955,443
MFS Mid Cap Value Fund	(10,400)	135,258	76,920	53,003	3,960,188
MFS New Discovery Fund	(5,058)	91,126	53,762	23,303	989,871
MFS New Discovery Value Fund	(3,039)	28,194	22,268	22,563	988,965
MFS Research Fund	(20,389)	87,638	176,117	66,323	3,167,692
MFS Research International Fund	(4,109)	302,630	—	41,459	3,169,728
MFS Total Return Bond Fund	(8,096)	(44,846)	—	43,232	1,985,975
MFS Value Fund	(12,069)	39,969	113,900	79,283	4,744,871
	$(249,554)	$5,111,584	$1,039,504	$1,496,792	$79,533,536

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	1,619	4,660	(1,065)	5,214
MFS Blended Research Emerging Markets Equity Fund	814	2,154	(567)	2,401
MFS Blended Research Growth Equity Fund	5,261	13,797	(3,249)	15,809
MFS Blended Research International Equity Fund	10,520	28,441	(7,121)	31,840
MFS Blended Research Mid Cap Equity Fund	9,443	27,350	(6,330)	30,463
MFS Blended Research Small Cap Equity Fund	2,112	6,194	(1,458)	6,848
MFS Blended Research Value Equity Fund	5,168	15,208	(3,671)	16,705
MFS Commodity Strategy Fund	8,838	28,151	(7,373)	29,616
MFS Emerging Markets Equity Fund	335	845	(225)	955
MFS Global Real Estate Fund	3,347	10,971	(2,505)	11,813
MFS Growth Fund	739	1,845	(458)	2,126
MFS Inflation-Adjusted Bond Fund	2,458	8,332	(1,983)	8,807
MFS Institutional Money Market Portfolio	8,159	350,493	(348,626)	10,026
MFS International Growth Fund	1,242	3,295	(843)	3,694
MFS International New Discovery Fund	1,320	3,518	(905)	3,933
MFS International Value Fund	935	2,630	(640)	2,925
MFS Mid Cap Growth Fund	3,238	9,016	(2,167)	10,087
MFS Mid Cap Value Fund	2,282	6,947	(1,622)	7,607
MFS New Discovery Fund	450	1,250	(300)	1,400
MFS New Discovery Value Fund	858	2,681	(638)	2,901
MFS Research Fund	1,018	3,029	(659)	3,388
MFS Research International Fund	2,479	6,688	(1,717)	7,450
MFS Total Return Bond Fund	2,404	8,127	(1,894)	8,637
MFS Value Fund	1,637	5,076	(1,169)	5,544

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(624)	$3,322	$1,455	$1,436	$143,545
MFS Blended Research Emerging Markets Equity Fund	(109)	1,959	160	761	35,896
MFS Blended Research Growth Equity Fund	(577)	11,741	525	1,182	215,319
MFS Blended Research International Equity Fund	(1,303)	19,450	318	5,831	394,814
MFS Blended Research Mid Cap Equity Fund	(1,239)	8,630	959	6,081	358,856
MFS Blended Research Small Cap Equity Fund	(289)	2,937	52	1,732	89,714
MFS Blended Research Value Equity Fund	(799)	5,478	852	3,474	215,321
MFS Commodity Strategy Fund	(1,879)	7,586	—	3,363	179,474
MFS Emerging Markets Equity Fund	(83)	2,712	—	75	35,897
MFS Global Real Estate Fund	(1,429)	863	1,299	3,009	180,503
MFS Growth Fund	(401)	17,987	3,017	—	215,334
MFS Inflation-Adjusted Bond Fund	(237)	(972)	—	1,220	89,743
MFS Institutional Money Market Portfolio	—	—	—	129	10,025
MFS International Growth Fund	(284)	7,052	806	1,103	125,632
MFS International New Discovery Fund	(226)	9,053	1,097	1,221	143,562
MFS International Value Fund	(363)	4,162	749	1,320	125,617
MFS Mid Cap Growth Fund	(518)	7,781	6,059	2,042	179,439
MFS Mid Cap Value Fund	(610)	2,806	2,207	1,521	179,440
MFS New Discovery Fund	(163)	2,736	1,576	683	44,861
MFS New Discovery Value Fund	(211)	615	594	616	44,857
MFS Research Fund	(458)	735	5,061	1,906	143,550
MFS Research International Fund	(393)	7,635	—	1,218	143,565
MFS Total Return Bond Fund	(221)	(1,939)	—	1,359	89,739
MFS Value Fund	293	(4,375)	3,248	2,423	215,316
	$(12,123)	$117,954	$30,034	$43,705	$3,600,019

(a)	Dividend income earned from the MFS Global Bond Fund reflects the impact of a return of capital dividend adjustment which has the effect of reducing dividend income.

Notes to Financial Statements – continued

(8)	Acquisitions

At close of business on August 5, 2016, the MFS Lifetime Income Fund with net assets of approximately $623,063,426, acquired all of the assets and liabilities of MFS Lifetime 2015 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2015 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 1,185,728 shares of the Lifetime Income Fund (valued at approximately $14,655,674) for all of the assets and liabilities of MFS Lifetime 2015 Fund. MFS Lifetime 2015 Fund then distributed the shares of the fund that MFS Lifetime 2015 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2015 Fund’s investments on that date were valued at approximately $14,674,086 with a cost basis of approximately $13,402,737. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2015 Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MFS Lifetime Funds and the Board of Trustees of MFS Series Trust XII:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund (collectively referred to as the “MFS Lifetime Funds”) (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the MFS Lifetime Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights

MFS Lifetime Income Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2025 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2035 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2045 Fund

MFS Lifetime 2050 Fund

MFS Lifetime 2055 Fund

	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
MFS Lifetime 2060 Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from December 6, 2016 (commencement of operations) through April 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the MFS Lifetime Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more MFS investment companies since 1993.

Boston, Massachusetts

June 18, 2018

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2018, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 54)	Trustee	February 2004	135	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)	N/A

Robin A. Stelmach (k) (age 56)	Trustee	January 2014	135	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)	N/A

INDEPENDENT TRUSTEES
John P. Kavanaugh (age 63)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A

Steven E. Buller (age 66)	Trustee	February 2014	135	Financial Accounting Standards Advisory Council, Chairman (2014-2015); Public Company Accounting Oversight Board, Standing Advisory Group, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

John A. Caroselli (age 63)	Trustee	March 2017	135	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)	N/A

Maureen R. Goldfarb (age 63)	Trustee	January 2009	135	Private investor	N/A

Michael Hegarty (age 73)	Trustee	December 2004	135	Private investor	Rouse Properties Inc., Director (until 2016); Capmark Financial Group Inc., Director (until 2015)

Clarence Otis, Jr. (age 62)	Trustee	March 2017	135	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)

Maryanne L. Roepke (age 62)	Trustee	May 2014	135	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 60)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 44)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kino Clark(k) (age 49)	Assistant Treasurer	January 2012	135	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr. (k) (age 51)	Assistant Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)

Thomas H. Connors (k) (age 58)	Assistant Secretary and Assistant Clerk	September 2012	135	Massachusetts Financial Services Company, Vice President and Senior Counsel

Ethan D. Corey (k) (age 54)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 49)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin (k) (age 50)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld (k) (age 45)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Senior Counsel

Susan A. Pereira (k) (age 47)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Senior Counsel

Kasey L. Phillips (k) (age 47)	Assistant Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President

Matthew A. Stowe (k) (age 43)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Frank L. Tarantino (age 74)	Independent Senior Officer	June 2004	135	Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2007	135	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Martin J. Wolin (k) (age 50)	Chief Compliance Officer	July 2015	135	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

James O. Yost (k) (age 57)	Treasurer	September 1990	135	Massachusetts Financial Services Company, Senior Vice President

Trustees and Officers – continued

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2018 income tax forms in January 2019. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$8,779,000
MFS Lifetime 2020 Fund	7,734,000
MFS Lifetime 2025 Fund	2,754,000
MFS Lifetime 2030 Fund	8,281,000
MFS Lifetime 2035 Fund	3,076,000
MFS Lifetime 2040 Fund	6,264,000
MFS Lifetime 2045 Fund	2,120,000
MFS Lifetime 2050 Fund	2,111,000
MFS Lifetime 2055 Fund	595,000
MFS Lifetime 2060 Fund	13,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	10.93%
MFS Lifetime 2020 Fund	11.44%
MFS Lifetime 2025 Fund	14.28%
MFS Lifetime 2030 Fund	21.01%
MFS Lifetime 2035 Fund	19.04%
MFS Lifetime 2040 Fund	25.63%
MFS Lifetime 2045 Fund	22.56%
MFS Lifetime 2050 Fund	26.72%
MFS Lifetime 2055 Fund	26.53%
MFS Lifetime 2060 Fund	27.71%

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2018 and 2017, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2018	2017
Fees billed by E&Y:
MFS Lifetime Income Fund	31,326	30,669
MFS Lifetime 2015 Fund+	N/A	0
MFS Lifetime 2020 Fund	29,747	29,124
MFS Lifetime 2025 Fund	29,087	28,478
MFS Lifetime 2030 Fund	29,747	29,124
MFS Lifetime 2035 Fund	29,087	28,478
MFS Lifetime 2040 Fund	29,747	29,124
MFS Lifetime 2045 Fund	29,087	28,478
MFS Lifetime 2050 Fund	29,192	28,581
MFS Lifetime 2055 Fund	29,087	28,478
MFS Lifetime 2060 Fund	21,702	14,503

Total	287,809	275,037

For the fiscal years ended April 30, 2018 and 2017, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2018	2017	2018	2017	2018	2017
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,285	5,171	1,172	1,224
To MFS Lifetime 2015 Fund+	N/A	0	N/A	3,900	N/A	1,021
To MFS Lifetime 2020 Fund	0	0	5,285	5,171	1,111	1,148
To MFS Lifetime 2025 Fund	0	0	5,178	5,067	1,062	1,062
To MFS Lifetime 2030 Fund	0	0	5,285	5,171	1,146	1,175
To MFS Lifetime 2035 Fund	0	0	5,178	5,067	1,054	1,051
To MFS Lifetime 2040 Fund	0	0	5,285	5,171	1,113	1,135
To MFS Lifetime 2045 Fund	0	0	5,178	5,067	1,036	1,033
To MFS Lifetime 2050 Fund	0	0	5,262	5,148	1,045	1,046
To MFS Lifetime 2055 Fund	0	0	5,178	5,067	1,013	1,008
To MFS Lifetime 2060 Fund	0	0	6,713	5,100	1,000	0
Total fees billed by E&Y To above Funds:	0	0	53,827	55,100	10,752	10,903

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2018	2017	2018	2017	2018	2017
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*+	N/A	1,198,010	N/A	0	N/A	99,450
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,653,893	1,198,010	0	0	102,450	99,450

To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,653,893	1,198,010	0	0	102,450	99,450
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,653,893	1,198,010	0	0	102,450	99,450

	Aggregate Fees for Non-audit Services
	2018	2017
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	1,929,800	1,425,855
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#+	N/A	1,424,381
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	1,929,739	1,425,779
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	1,929,583	1,425,589
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	1,929,774	1,425,806
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	1,929,575	1,425,578
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	1,929,741	1,425,766
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	1,929,557	1,425,560
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	1,929,650	1,425,654
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	1,929,534	1,425,535
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	1,931,056	1,424,560

+	MFS Lifetime 2015 Fund was reorganized into the MFS Lifetime Income Fund, as of August 2016, both series of MFS Series Trust XII.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.